UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-6200
Schwab Investments
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices)      (Zip code)
Marie Chandoha
Schwab Investments
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: August 31
Date of reporting period: November 30, 2013

Item 1. Schedule of Investments.

Schwab Investments
Schwab Short-Term Bond Market Fund™

Portfolio Holdings as of November 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

69.0%	U.S. Government and Government Agencies	291,023,078	292,123,438
7.4%	Foreign Securities	31,026,104	31,415,157
22.8%	Corporate Bonds	95,085,044	96,373,451
0.2%	Municipal Bonds	686,656	694,987
0.3%	Other Investment Company	1,405,648	1,405,648

99.7%	Total Investments	419,226,530	422,012,681
0.1%	Collateral Invested for Securities on Loan	581,298	581,298
0.2%	Other Assets and Liabilities, Net		602,649

100.0%	Net Assets		423,196,628

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

U.S. Government and Government Agencies 69.0% of net assets

U.S. Government Agency Securities 8.7%
Fannie Mae
0.75%, 12/19/14	1,250,000	1,257,665
0.38%, 03/16/15	3,500,000	3,508,249
0.40%, 07/30/15 (b)	2,000,000	2,000,584
0.50%, 09/28/15	500,000	501,929
2.38%, 04/11/16	1,750,000	1,828,850
1.25%, 09/28/16	1,000,000	1,019,545
1.20%, 07/17/17 (b)	1,500,000	1,499,993
0.88%, 08/28/17	1,000,000	996,979
0.88%, 10/26/17	1,500,000	1,495,071
1.13%, 05/25/18 (b)	1,000,000	987,918
Federal Farm Credit Bank
0.55%, 08/17/15	1,000,000	1,002,832
4.88%, 12/16/15	150,000	163,820
Federal Home Loan Bank
0.25%, 02/20/15	1,500,000	1,501,069
0.38%, 08/28/15	1,000,000	1,002,278
0.38%, 06/24/16	750,000	749,827
4.88%, 05/17/17	1,500,000	1,710,940
1.00%, 06/21/17	1,000,000	1,005,302
Freddie Mac
0.50%, 04/17/15	1,000,000	1,004,175
1.75%, 09/10/15	500,000	513,076
0.45%, 01/15/16 (b)	1,000,000	1,000,365
2.50%, 05/27/16	2,000,000	2,099,098
0.70%, 06/27/16 (b)	2,500,000	2,500,840
2.00%, 08/25/16	2,000,000	2,079,210
1.00%, 03/08/17	1,000,000	1,008,522
1.00%, 06/29/17	1,750,000	1,754,784
1.03%, 11/28/17 (b)	975,000	970,040
0.88%, 03/07/18	1,800,000	1,771,429

		36,934,390

U.S. Treasury Obligations 60.3%
U.S. Treasury Bond
10.63%, 08/15/15	2,000,000	2,353,320
U.S. Treasury Notes
0.25%, 12/15/14	3,500,000	3,504,032
0.13%, 12/31/14	6,000,000	5,999,064
2.63%, 12/31/14	5,000,000	5,133,105
2.25%, 01/31/15	5,000,000	5,120,995
0.25%, 02/15/15	6,000,000	6,004,218
0.38%, 03/15/15	2,400,000	2,405,626
0.38%, 04/15/15	4,600,000	4,611,679
2.50%, 04/30/15	5,500,000	5,678,750
0.25%, 05/15/15	6,000,000	6,003,984
0.25%, 05/31/15	2,000,000	2,001,290
2.13%, 05/31/15	2,500,000	2,571,583
0.38%, 06/15/15	1,250,000	1,253,051
1.88%, 06/30/15	3,850,000	3,950,462
0.25%, 07/15/15	7,500,000	7,502,340
0.25%, 07/31/15	2,500,000	2,500,780
1.75%, 07/31/15	750,000	768,867
0.25%, 08/15/15	4,000,000	4,000,624
0.38%, 08/31/15	3,750,000	3,758,422
1.25%, 08/31/15	4,000,000	4,070,156
0.25%, 09/15/15	2,500,000	2,499,805
0.25%, 09/30/15	2,000,000	1,999,960
1.25%, 09/30/15	1,000,000	1,018,164
0.25%, 10/15/15	2,000,000	1,999,570
1.25%, 10/31/15	3,000,000	3,056,310
0.38%, 11/15/15	2,000,000	2,003,828
4.50%, 11/15/15	4,000,000	4,329,688
1.38%, 11/30/15	4,000,000	4,086,876
0.25%, 12/15/15	4,000,000	3,997,032
2.13%, 12/31/15	1,750,000	1,816,446
0.38%, 01/15/16	4,000,000	4,005,780
2.00%, 01/31/16	335,000	347,209
0.38%, 02/15/16	3,000,000	3,003,165
2.13%, 02/29/16	1,000,000	1,040,234
2.63%, 02/29/16	750,000	788,555
0.38%, 03/15/16	1,000,000	1,000,742
2.25%, 03/31/16	1,000,000	1,044,297
2.38%, 03/31/16	1,500,000	1,570,664
0.25%, 04/15/16	1,200,000	1,196,766
2.00%, 04/30/16	2,000,000	2,077,968
0.25%, 05/15/16	1,000,000	996,680
1.75%, 05/31/16	4,000,000	4,134,064
3.25%, 05/31/16	1,000,000	1,071,133
0.50%, 06/15/16	1,000,000	1,002,422
0.63%, 07/15/16	4,000,000	4,019,220
1.50%, 07/31/16	1,100,000	1,130,379
0.63%, 08/15/16	4,000,000	4,016,876
4.88%, 08/15/16	1,750,000	1,958,222

 1

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
1.00%, 08/31/16	1,500,000	1,521,093
3.00%, 08/31/16	1,000,000	1,068,594
0.88%, 09/15/16	2,500,000	2,527,050
1.00%, 09/30/16	2,000,000	2,027,656
0.63%, 10/15/16	3,000,000	3,009,024
3.13%, 10/31/16	4,500,000	4,834,161
4.63%, 11/15/16	3,500,000	3,915,625
2.75%, 11/30/16	2,500,000	2,661,230
3.25%, 12/31/16	7,500,000	8,105,565
1.00%, 03/31/17	5,000,000	5,047,265
0.88%, 04/30/17	4,500,000	4,520,389
3.13%, 04/30/17	600,000	648,117
0.63%, 05/31/17	9,000,000	8,950,077
0.75%, 06/30/17	2,000,000	1,995,860
0.50%, 07/31/17	5,000,000	4,936,915
2.38%, 07/31/17	1,000,000	1,054,883
0.63%, 08/31/17	7,000,000	6,933,556
0.63%, 09/30/17	3,500,000	3,461,034
0.75%, 10/31/17	2,000,000	1,984,062
0.63%, 11/30/17	3,500,000	3,449,688
2.25%, 11/30/17	1,500,000	1,574,708
0.75%, 12/31/17	6,500,000	6,429,670
0.88%, 01/31/18	4,750,000	4,715,301
0.75%, 02/28/18	1,250,000	1,232,275
0.75%, 03/31/18	1,000,000	984,062
0.63%, 04/30/18	3,000,000	2,932,383
1.00%, 05/31/18	5,000,000	4,959,960
1.38%, 06/30/18	2,500,000	2,517,090
1.38%, 07/31/18	1,000,000	1,005,898
1.50%, 08/31/18	5,250,000	5,304,757
1.38%, 09/30/18	3,500,000	3,511,347
1.25%, 10/31/18	3,000,000	2,987,694
1.25%, 11/30/18	4,000,000	3,977,656

		255,189,048

Total U.S. Government and Government Agencies
(Cost $291,023,078)		292,123,438

Foreign Securities 7.4% of net assets

Foreign Agencies 2.6%

Austria 0.1%
Oesterreichische Kontrollbank AG
1.13%, 07/06/15	200,000	202,554
1.75%, 10/05/15	300,000	307,585

		510,139

Brazil 0.1%
Petrobras Global Finance BV
3.00%, 01/15/19	250,000	238,071
Petrobras International Finance Co.
2.88%, 02/06/15	300,000	305,633

		543,704

Canada 0.1%
Export Development Canada
2.25%, 05/28/15	200,000	205,983

Germany 1.2%
Kreditanstalt Fuer Wiederaufbau
2.63%, 03/03/15 (d)	900,000	927,187
2.63%, 02/16/16 (d)	750,000	786,723
2.00%, 06/01/16 (d)	650,000	674,591
4.88%, 01/17/17 (d)	1,550,000	1,748,752
4.50%, 07/16/18 (d)	600,000	682,800
Landwirtschaftliche Rentenbank
3.13%, 07/15/15 (d)	350,000	366,133

		5,186,186

Japan 0.3%
Japan Finance Corp.
2.88%, 02/02/15	300,000	308,828
2.25%, 07/13/16	750,000	782,828
Japan Finance Organization for Municipalities
5.00%, 05/16/17	200,000	226,588

		1,318,244

Mexico 0.1%
Pemex Project Funding Master Trust
5.75%, 03/01/18	250,000	278,125
Petroleos Mexicanos
4.88%, 03/15/15	250,000	263,125

		541,250

Norway 0.2%
Statoil A.S.A.
1.15%, 05/15/18	200,000	195,625
1.95%, 11/08/18	500,000	504,408

		700,033

Republic of Korea 0.4%
Export-Import Bank of Korea
5.88%, 01/14/15	400,000	423,092
4.00%, 01/11/17	600,000	646,274
The Korea Development Bank
3.50%, 08/22/17	400,000	423,303

		1,492,669

Sweden 0.1%
Svensk Exportkredit AB
1.75%, 05/30/17	150,000	153,909
1.13%, 04/05/18	450,000	445,516

		599,425

		11,097,633

Foreign Local Government 0.7%

Canada 0.7%
Hydro Quebec
2.00%, 06/30/16	300,000	309,915
Province of British Columbia
2.85%, 06/15/15	300,000	311,772
Province of Manitoba
1.13%, 06/01/18	150,000	148,434
Province of Nova Scotia
5.13%, 01/26/17	250,000	282,863
Province of Ontario
1.88%, 09/15/15	400,000	410,868
2.30%, 05/10/16	300,000	312,065
3.15%, 12/15/17	500,000	537,361
1.20%, 02/14/18	750,000	745,960

		3,059,238

Sovereign 0.7%

Brazil 0.2%
Federative Republic of Brazil
7.88%, 03/07/15	300,000	325,200

2

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
6.00%, 01/17/17	400,000	448,000

		773,200

Canada 0.0%
Canada Government International Bond
0.88%, 02/14/17	150,000	151,175

Colombia 0.1%
Republic of Colombia
7.38%, 01/27/17	300,000	349,500

Italy 0.2%
Republic of Italy
3.13%, 01/26/15	500,000	512,644
4.75%, 01/25/16	100,000	106,885
5.38%, 06/12/17	300,000	329,726

		949,255

Mexico 0.1%
United Mexican States
6.63%, 03/03/15	450,000	482,625

Panama 0.0%
Republic of Panama
7.25%, 03/15/15	39,000	42,218

Republic of Korea 0.1%
Republic of Korea
5.13%, 12/07/16	250,000	277,820

		3,025,793

Supranational 3.4%
African Development Bank
6.88%, 10/15/15	250,000	274,347
Asian Development Bank
2.63%, 02/09/15	550,000	565,857
2.50%, 03/15/16	300,000	314,374
1.75%, 09/11/18	450,000	457,600
Corp. Andina de Fomento S.A.
5.75%, 01/12/17	100,000	110,791
Council of Europe Development Bank
1.50%, 02/22/17	400,000	408,000
European Bank for Reconstruction & Development
1.63%, 09/03/15	400,000	408,809
1.00%, 02/16/17 (e)	600,000	604,976
European Investment Bank
2.88%, 01/15/15	1,000,000	1,029,734
1.63%, 09/01/15	300,000	307,032
4.88%, 02/16/16	600,000	658,230
2.25%, 03/15/16	750,000	780,811
2.50%, 05/16/16	500,000	524,228
5.13%, 09/13/16	350,000	393,413
4.88%, 01/17/17	650,000	732,112
1.75%, 03/15/17	800,000	824,240
1.00%, 06/15/18	400,000	393,834
Inter-American Development Bank
0.88%, 03/15/18	1,250,000	1,235,737
1.75%, 08/24/18	250,000	253,959
International Bank for Reconstruction & Development
2.38%, 05/26/15	300,000	309,511
2.13%, 03/15/16	750,000	778,916
0.88%, 04/17/17	700,000	704,236
1.13%, 07/18/17	200,000	202,394
International Finance Corp.
2.25%, 04/11/16	200,000	208,560
2.13%, 11/17/17	650,000	677,421
1.75%, 09/04/18	400,000	406,640
Nordic Investment Bank
2.50%, 07/15/15	400,000	414,429
1.00%, 03/07/17	250,000	252,302

		14,232,493

Total Foreign Securities
(Cost $31,026,104)		31,415,157

Corporate Bonds 22.8% of net assets

Finance 10.1%

Banking 7.6%
Abbey National Treasury Services PLC
4.00%, 04/27/16	250,000	266,728
3.05%, 08/23/18	150,000	156,050
American Express Centurion Bank
6.00%, 09/13/17	250,000	290,409
American Express Co.
6.80%, 09/01/66 (a)(b)	200,000	213,250
American Express Credit Corp.
2.75%, 09/15/15	250,000	259,353
2.13%, 07/27/18	350,000	354,853
Bank of America Corp.
1.50%, 10/09/15	250,000	252,633
6.50%, 08/01/16	125,000	142,008
3.88%, 03/22/17	250,000	268,856
6.00%, 09/01/17	750,000	859,291
5.75%, 12/01/17	750,000	859,796
2.00%, 01/11/18	650,000	652,746
Bank of Nova Scotia
3.40%, 01/22/15	275,000	284,499
1.38%, 07/15/16	300,000	304,162
Bank One Corp.
4.90%, 04/30/15	300,000	316,229
Barclays Bank PLC
3.90%, 04/07/15	350,000	365,344
BB&T Corp.
4.90%, 06/30/17	250,000	277,314
BNP Paribas S.A.
3.60%, 02/23/16	500,000	528,633
Canadian Imperial Bank of Commerce
2.35%, 12/11/15	200,000	206,510
Capital One Financial Corp.
2.15%, 03/23/15	350,000	356,277
6.75%, 09/15/17	200,000	234,958
Citigroup, Inc.
4.70%, 05/29/15	750,000	790,209
1.70%, 07/25/16	200,000	202,815
4.45%, 01/10/17	500,000	545,903
6.00%, 08/15/17	500,000	575,891
6.13%, 05/15/18	600,000	702,789
Credit Suisse USA, Inc.
5.13%, 08/15/15	500,000	538,201
5.38%, 03/02/16	350,000	385,154
Deutsche Bank AG
3.45%, 03/30/15	250,000	259,458
3.25%, 01/11/16	300,000	315,506
Fifth Third Bancorp
3.63%, 01/25/16	300,000	316,464
HSBC USA, Inc.
1.63%, 01/16/18	200,000	199,386
JPMorgan Chase & Co.
5.25%, 05/01/15	750,000	794,312

 3

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
3.45%, 03/01/16	250,000	263,443
3.15%, 07/05/16	300,000	315,344
6.00%, 01/15/18	400,000	464,038
1.80%, 01/25/18	200,000	199,662
KeyBank NA
1.10%, 11/25/16 (b)	700,000	700,852
Lloyds TSB Bank PLC
4.20%, 03/28/17	400,000	434,507
Merrill Lynch & Co., Inc.
6.05%, 05/16/16	850,000	941,659
6.88%, 04/25/18	400,000	478,004
Morgan Stanley
5.38%, 10/15/15	1,000,000	1,079,155
1.75%, 02/25/16	300,000	304,490
6.25%, 08/28/17	1,000,000	1,157,998
5.95%, 12/28/17	300,000	346,535
2.13%, 04/25/18	250,000	249,921
National Australia Bank Ltd.
1.60%, 08/07/15	250,000	254,061
PNC Funding Corp.
4.25%, 09/21/15	500,000	531,053
Rabobank Nederland
3.38%, 01/19/17	150,000	159,703
Regions Financial Corp.
2.00%, 05/15/18 (b)	250,000	246,092
Royal Bank of Canada
1.15%, 03/13/15	250,000	252,435
2.63%, 12/15/15	300,000	311,849
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	500,000	512,424
State Street Corp.
2.88%, 03/07/16	200,000	209,880
Svenska Handelsbanken AB
2.88%, 04/04/17	300,000	313,089
The Bank of New York Mellon Corp.
1.97%, 06/20/17 (a)	500,000	510,111
The Bear Stearns Cos. LLC
5.55%, 01/22/17	500,000	557,311
6.40%, 10/02/17	500,000	584,441
The Goldman Sachs Group, Inc.
5.35%, 01/15/16	150,000	163,556
6.25%, 09/01/17	250,000	288,773
5.95%, 01/18/18	1,250,000	1,434,665
6.15%, 04/01/18	1,400,000	1,621,743
Toronto-Dominion Bank
2.50%, 07/14/16	250,000	260,515
UBS AG
5.88%, 12/20/17	175,000	202,975
5.75%, 04/25/18	100,000	116,503
Union Bank NA
3.00%, 06/06/16	250,000	262,550
US Bancorp
1.65%, 05/15/17 (b)	300,000	304,835
Wells Fargo & Co.
4.75%, 02/09/15	850,000	889,328
5.75%, 05/16/16	300,000	334,345
5.63%, 12/11/17	1,000,000	1,159,794
Westpac Banking Corp.
4.20%, 02/27/15	400,000	418,570

		31,912,196

Brokerage 0.2%
BlackRock, Inc.
3.50%, 12/10/14	200,000	206,339
Jefferies Group, Inc.
3.88%, 11/09/15	150,000	156,562
5.50%, 03/15/16	65,000	70,642
5.13%, 04/13/18	150,000	163,841
Nomura Holdings, Inc.
5.00%, 03/04/15	200,000	209,645
TD Ameritrade Holding Co.
4.15%, 12/01/14	150,000	155,267

		962,296

Finance Company 0.7%
GATX Corp.
4.75%, 05/15/15	150,000	158,031
General Electric Capital Corp.
2.15%, 01/09/15	850,000	866,518
1.50%, 07/12/16	300,000	305,036
2.30%, 04/27/17	900,000	929,131
5.63%, 05/01/18	300,000	348,522
HSBC Finance Corp.
5.00%, 06/30/15	300,000	318,459
5.50%, 01/19/16	150,000	163,699

		3,089,396

Insurance 1.1%
ACE INA Holdings, Inc.
5.70%, 02/15/17	350,000	398,394
American International Group, Inc.
3.00%, 03/20/15	100,000	103,006
2.38%, 08/24/15	100,000	102,283
5.05%, 10/01/15	100,000	107,673
4.88%, 09/15/16	200,000	220,516
5.85%, 01/16/18	150,000	173,498
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	400,000	419,838
1.60%, 05/15/17	100,000	101,305
Cigna Corp.
2.75%, 11/15/16	250,000	261,430
5.38%, 03/15/17	100,000	111,871
CNA Financial Corp.
6.50%, 08/15/16	150,000	169,633
Hartford Financial Services Group, Inc.
5.38%, 03/15/17	300,000	334,696
ING US, Inc.
2.90%, 02/15/18	300,000	308,342
MetLife, Inc.
6.82%, 08/15/18	400,000	485,312
Prudential Financial, Inc.
6.00%, 12/01/17	300,000	348,669
The Chubb Corp.
6.38%, 03/29/67 (a)(b)	100,000	109,150
The Travelers Co., Inc.
5.50%, 12/01/15	400,000	438,549
UnitedHealth Group, Inc.
1.40%, 10/15/17	200,000	199,982
WellPoint, Inc.
5.25%, 01/15/16	100,000	108,939
2.30%, 07/15/18	200,000	200,676

		4,703,762

Other Financial 0.0%
ORIX Corp.
4.71%, 04/27/15	150,000	157,008

Real Estate Investment Trust 0.5%
Health Care REIT, Inc.
3.63%, 03/15/16	600,000	631,693

4

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
ProLogis LP
2.75%, 02/15/19 (b)	250,000	252,473
Simon Property Group LP
5.10%, 06/15/15	250,000	267,021
5.25%, 12/01/16 (b)	100,000	111,602
2.15%, 09/15/17 (b)	150,000	153,798
Ventas Realty LP
3.13%, 11/30/15	500,000	521,441

		1,938,028

		42,762,686

Industrial 11.0%

Basic Industry 0.9%
Airgas, Inc.
1.65%, 02/15/18 (b)	500,000	492,738
Alcoa, Inc.
5.55%, 02/01/17	150,000	162,558
Barrick Gold Corp.
2.50%, 05/01/18	250,000	252,267
BHP Billiton Finance (USA) Ltd.
1.00%, 02/24/15	400,000	403,576
CF Industries Holdings, Inc.
6.88%, 05/01/18	100,000	118,049
Domtar Corp.
10.75%, 06/01/17	75,000	94,753
Eastman Chemical Co.
2.40%, 06/01/17	300,000	306,143
EI Du Pont de Nemours & Co.
5.25%, 12/15/16	150,000	168,900
Freeport-McMoRan Copper & Gold, Inc.
1.40%, 02/13/15	100,000	100,777
Glencore Canada Corp.
6.00%, 10/15/15	200,000	216,696
International Paper Co.
5.30%, 04/01/15	150,000	158,685
Monsanto Co.
2.75%, 04/15/16	200,000	209,656
Rio Tinto Finance USA Ltd.
1.88%, 11/02/15	150,000	153,013
Rio Tinto Finance USA PLC
1.13%, 03/20/15	250,000	251,549
1.63%, 08/21/17 (b)	100,000	99,973
The Dow Chemical Co.
5.70%, 05/15/18	101,000	116,535
Vale Overseas Ltd.
6.25%, 01/23/17	300,000	337,947

		3,643,815

Capital Goods 0.9%
Boeing Capital Corp.
2.13%, 08/15/16 (b)	100,000	103,665
Caterpillar Financial Services Corp.
4.63%, 06/01/15	350,000	371,086
1.25%, 11/06/17	350,000	347,309
CRH America, Inc.
6.00%, 09/30/16	75,000	84,541
Eaton Corp.
0.95%, 11/02/15	350,000	351,435
5.60%, 05/15/18	150,000	171,067
Emerson Electric Co.
5.00%, 12/15/14	200,000	209,466
General Dynamics Corp.
2.25%, 07/15/16	100,000	103,698
General Electric Co.
0.85%, 10/09/15	100,000	100,599
5.25%, 12/06/17	500,000	573,629
Ingersoll-Rand Global Holding Co. Ltd.
2.88%, 01/15/19 (c)	150,000	150,228
John Deere Capital Corp.
5.50%, 04/13/17	150,000	170,675
2.80%, 09/18/17	350,000	367,191
L-3 Communications Corp.
3.95%, 11/15/16	200,000	214,031
Lockheed Martin Corp.
2.13%, 09/15/16	100,000	103,112
Northrop Grumman Corp.
1.75%, 06/01/18	200,000	198,183
Owens Corning, Inc.
6.50%, 12/01/16	100,000	111,868
United Technologies Corp.
1.80%, 06/01/17	200,000	204,213
Waste Management, Inc.
6.38%, 03/11/15	100,000	106,902

		4,042,898

Communications 1.8%
21st Century Fox America, Inc.
5.30%, 12/15/14	100,000	104,881
America Movil, S.A.B. de CV
3.63%, 03/30/15	150,000	155,341
2.38%, 09/08/16	250,000	258,223
American Tower Corp.
3.40%, 02/15/19	150,000	152,412
AT&T, Inc.
2.50%, 08/15/15	400,000	411,277
0.90%, 02/12/16	150,000	149,847
2.40%, 08/15/16	200,000	206,851
1.40%, 12/01/17	200,000	197,142
5.50%, 02/01/18	250,000	284,393
2.38%, 11/27/18	300,000	301,301
British Telecommunications PLC
2.00%, 06/22/15	100,000	101,886
1.63%, 06/28/16	250,000	253,521
Comcast Corp.
6.30%, 11/15/17	350,000	411,908
COX Communications, Inc.
5.50%, 10/01/15	100,000	107,750
DIRECTV Holdings LLC
3.13%, 02/15/16	300,000	313,034
2.40%, 03/15/17	100,000	102,345
NBCUniversal Media LLC
3.65%, 04/30/15	400,000	417,605
Omnicom Group, Inc.
5.90%, 04/15/16	150,000	166,875
Telefonica Emisiones S.A.U.
4.95%, 01/15/15	500,000	522,273
3.99%, 02/16/16	275,000	290,200
Time Warner Cable, Inc.
3.50%, 02/01/15	100,000	102,867
5.85%, 05/01/17	250,000	275,795
Verizon Communications, Inc.
0.70%, 11/02/15	250,000	249,463
2.50%, 09/15/16	200,000	207,829
2.00%, 11/01/16	200,000	204,922
5.50%, 04/01/17	200,000	225,346
6.10%, 04/15/18	500,000	581,553
Vodafone Group PLC
2.88%, 03/16/16	225,000	234,253

 5

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
5.63%, 02/27/17	250,000	282,292
1.25%, 09/26/17	200,000	196,966

		7,470,351

Consumer Cyclical 1.6%
Amazon.com, Inc.
1.20%, 11/29/17	100,000	98,491
CVS Caremark Corp.
5.75%, 06/01/17	400,000	457,880
Daimler Finance North America LLC
2.30%, 01/09/15	100,000	101,620
eBay, Inc.
1.63%, 10/15/15	125,000	127,691
1.35%, 07/15/17	150,000	150,675
Ford Motor Credit Co. LLC
3.88%, 01/15/15	250,000	258,468
2.50%, 01/15/16	250,000	256,407
3.00%, 06/12/17	250,000	261,569
6.63%, 08/15/17	500,000	584,486
5.00%, 05/15/18	550,000	613,357
Kohl’s Corp.
6.25%, 12/15/17	100,000	115,906
Lowe’s Cos., Inc.
5.00%, 10/15/15	100,000	108,155
Macy’s Retail Holdings, Inc.
7.45%, 07/15/17	250,000	297,147
Marriott International, Inc.
6.20%, 06/15/16	150,000	168,169
McDonald’s Corp.
5.30%, 03/15/17	100,000	113,106
Nordstrom, Inc.
6.25%, 01/15/18	200,000	234,333
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 05/15/18	150,000	176,932
Target Corp.
5.88%, 07/15/16	50,000	56,792
The Home Depot, Inc.
5.40%, 03/01/16	300,000	331,536
The Walt Disney Co.
0.88%, 12/01/14	150,000	150,863
1.35%, 08/16/16	150,000	152,776
Time Warner, Inc.
3.15%, 07/15/15	350,000	363,831
Toyota Motor Credit Corp.
0.88%, 07/17/15	200,000	201,456
2.80%, 01/11/16	200,000	208,934
1.38%, 01/10/18	200,000	198,281
Viacom, Inc.
1.25%, 02/27/15	100,000	100,558
2.50%, 12/15/16	150,000	155,480
Wal-Mart Stores, Inc.
4.50%, 07/01/15	300,000	319,422
2.80%, 04/15/16	100,000	105,235
5.38%, 04/05/17	200,000	227,347
Yum! Brands, Inc.
6.25%, 03/15/18	34,000	39,880

		6,736,783

Consumer Non-Cyclical 3.0%
AbbVie, Inc.
1.75%, 11/06/17	500,000	504,317
Actavis, Inc.
1.88%, 10/01/17	500,000	499,310
Altria Group, Inc.
4.13%, 09/11/15	300,000	317,306
AmerisourceBergen Corp.
5.88%, 09/15/15	150,000	163,448
Amgen, Inc.
4.85%, 11/18/14	200,000	208,335
2.13%, 05/15/17	150,000	153,635
Anheuser-Busch InBev Finance, Inc.
1.25%, 01/17/18	200,000	198,228
Anheuser-Busch InBev Worldwide, Inc.
4.13%, 01/15/15	150,000	156,129
1.38%, 07/15/17	350,000	351,388
Archer-Daniels-Midland Co.
5.45%, 03/15/18	300,000	344,744
Bottling Group LLC
5.50%, 04/01/16	150,000	166,327
Bunge Ltd Finance Corp.
3.20%, 06/15/17	250,000	260,852
Cardinal Health, Inc.
1.90%, 06/15/17	650,000	659,753
Coca-Cola Enterprises, Inc.
2.13%, 09/15/15	150,000	153,389
Colgate-Palmolive Co.
2.63%, 05/01/17	150,000	156,286
ConAgra Foods, Inc.
1.30%, 01/25/16	250,000	251,493
1.90%, 01/25/18	350,000	348,442
Diageo Capital PLC
1.13%, 04/29/18	350,000	341,754
Express Scripts Holding Co.
2.10%, 02/12/15	250,000	254,245
2.65%, 02/15/17	700,000	725,423
Genentech, Inc.
4.75%, 07/15/15	150,000	160,250
General Mills, Inc.
5.70%, 02/15/17	350,000	396,626
Gilead Sciences, Inc.
3.05%, 12/01/16	250,000	264,329
GlaxoSmithKline Capital PLC
0.75%, 05/08/15	200,000	200,929
Kellogg Co.
4.45%, 05/30/16	100,000	108,673
Laboratory Corp. of America Holdings
2.50%, 11/01/18	150,000	149,914
Lorillard Tobacco Co.
2.30%, 08/21/17	100,000	101,059
Mattel, Inc.
2.50%, 11/01/16	100,000	103,363
McKesson Corp.
3.25%, 03/01/16	250,000	262,053
5.70%, 03/01/17	150,000	169,032
Medtronic, Inc.
2.63%, 03/15/16	100,000	104,191
Merck & Co, Inc.
1.30%, 05/18/18	350,000	344,130
Mondelez International, Inc.
4.13%, 02/09/16	300,000	319,649
6.50%, 08/11/17	300,000	354,389
Mylan, Inc.
1.80%, 06/24/16 (c)	200,000	202,772
Newell Rubbermaid, Inc.
2.00%, 06/15/15	300,000	304,529
Novartis Capital Corp.
2.90%, 04/24/15	150,000	155,394
PepsiCo, Inc.
2.50%, 05/10/16	100,000	104,120
1.25%, 08/13/17	100,000	99,596

6

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Pfizer, Inc.
5.35%, 03/15/15	200,000	212,409
Philip Morris International, Inc.
1.13%, 08/21/17	150,000	148,445
Procter & Gamble Co.
1.80%, 11/15/15	250,000	256,568
Reynolds American, Inc.
1.05%, 10/30/15	100,000	100,446
Sanofi
2.63%, 03/29/16	250,000	261,186
1.25%, 04/10/18	200,000	196,967
Teva Pharmaceutical Finance III LLC
3.00%, 06/15/15	250,000	258,375
The Coca Cola Co.
1.15%, 04/01/18	250,000	246,014
The Kroger Co.
3.90%, 10/01/15	200,000	210,560
Unilever Capital Corp.
0.45%, 07/30/15	150,000	150,140
0.85%, 08/02/17	100,000	98,198
Zoetis, Inc.
1.15%, 02/01/16	250,000	252,871

		12,511,981

Energy 1.3%
Anadarko Petroleum Corp.
5.95%, 09/15/16	200,000	225,387
BP Capital Markets PLC
3.13%, 10/01/15	250,000	261,796
3.20%, 03/11/16	100,000	105,532
1.85%, 05/05/17	300,000	306,246
1.38%, 05/10/18	100,000	98,397
Canadian Natural Resources Ltd.
1.45%, 11/14/14	200,000	201,721
Chevron Corp.
1.72%, 06/24/18 (b)	400,000	401,128
ConocoPhillips
5.20%, 05/15/18	150,000	171,478
Ensco PLC
3.25%, 03/15/16	150,000	157,425
Marathon Oil Corp.
0.90%, 11/01/15	250,000	250,503
Marathon Petroleum Corp.
3.50%, 03/01/16	100,000	105,168
Nabors Industries, Inc.
2.35%, 09/15/16 (c)	200,000	202,983
Occidental Petroleum Corp.
1.50%, 02/15/18 (b)	600,000	596,063
Petrohawk Energy Corp.
7.88%, 06/01/15 (b)	250,000	256,313
7.25%, 08/15/18 (b)	250,000	271,250
Shell International Finance BV
3.10%, 06/28/15	200,000	208,382
5.20%, 03/22/17	150,000	169,255
Suncor Energy, Inc.
6.10%, 06/01/18	250,000	293,913
Total Capital S.A.
3.00%, 06/24/15	250,000	259,897
2.30%, 03/15/16	100,000	103,712
1.50%, 02/17/17	150,000	151,784
Transocean, Inc.
2.50%, 10/15/17	400,000	406,167
6.00%, 03/15/18	100,000	113,371
Valero Energy Corp.
6.13%, 06/15/17	200,000	229,738

		5,547,609

Technology 1.3%
Apple, Inc.
0.45%, 05/03/16	150,000	149,651
1.00%, 05/03/18	350,000	341,197
Arrow Electronics, Inc.
3.00%, 03/01/18	500,000	508,933
Baidu, Inc.
3.25%, 08/06/18	200,000	205,052
Cisco Systems, Inc.
2.90%, 11/17/14	100,000	102,527
5.50%, 02/22/16	200,000	221,605
Fiserv, Inc.
3.13%, 10/01/15	200,000	207,689
6.80%, 11/20/17	400,000	467,733
Hewlett-Packard Co.
2.63%, 12/09/14	200,000	203,692
2.35%, 03/15/15	400,000	407,142
Intel Corp.
1.35%, 12/15/17	150,000	149,928
International Business Machines Corp.
1.25%, 02/06/17	350,000	352,152
1.25%, 02/08/18	250,000	247,855
Microsoft Corp.
1.63%, 09/25/15	250,000	255,953
NetApp, Inc.
2.00%, 12/15/17	400,000	402,749
Oracle Corp.
5.25%, 01/15/16	250,000	274,118
2.38%, 01/15/19	300,000	305,259
Texas Instruments, Inc.
2.38%, 05/16/16	150,000	156,177
Xerox Corp.
4.25%, 02/15/15	450,000	467,777
2.95%, 03/15/17	150,000	154,489

		5,581,678

Transportation 0.2%
Burlington Northern Santa Fe Corp.
5.75%, 03/15/18	300,000	347,093
CSX Corp.
6.25%, 04/01/15	150,000	161,284
5.60%, 05/01/17	100,000	113,350
Ryder System, Inc.
3.15%, 03/02/15	300,000	308,357
Southwest Airlines Co.
5.13%, 03/01/17	100,000	109,949

		1,040,033

		46,575,148

Utilities 1.7%

Electric 1.0%
American Electric Power Co., Inc.
1.65%, 12/15/17 (b)	400,000	397,024
CMS Energy Corp.
5.05%, 02/15/18	150,000	166,014
Consumers Energy Co.
5.50%, 08/15/16	150,000	167,715
Dominion Resources, Inc.
5.15%, 07/15/15	400,000	427,685

 7

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Duke Energy Corp.
1.63%, 08/15/17	400,000	402,475
Edison International
3.75%, 09/15/17	300,000	318,654
Exelon Corp.
4.90%, 06/15/15	400,000	422,984
NextEra Energy Capital Holdings, Inc.
7.88%, 12/15/15	150,000	170,797
Pacific Gas & Electric Co.
5.63%, 11/30/17	200,000	229,215
PPL Capital Funding Inc.
1.90%, 06/01/18 (b)	100,000	98,798
PPL Energy Supply LLC
6.20%, 05/15/16	150,000	166,427
6.50%, 05/01/18	300,000	338,913
PSEG Power LLC
5.50%, 12/01/15	200,000	217,939
Sierra Pacific Power Co.
6.00%, 05/15/16	300,000	336,426
The Dayton Power & Light Co.
1.88%, 09/15/16 (c)	300,000	303,073
The Southern Co.
2.38%, 09/15/15	100,000	102,665

		4,266,804

Natural Gas 0.7%
Dominion Gas Holdings LLC
1.05%, 11/01/16 (c)	500,000	501,183
Energy Transfer Partners LP
5.95%, 02/01/15	200,000	211,314
6.13%, 02/15/17	200,000	226,070
Enterprise Products Operating LLC
5.00%, 03/01/15	400,000	420,744
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	400,000	460,464
Plains All American Pipeline LP
3.95%, 09/15/15	150,000	158,299
Sempra Energy
6.50%, 06/01/16	400,000	453,292
TransCanada PipeLines Ltd.
3.40%, 06/01/15	100,000	104,284
Williams Partners LP
7.25%, 02/01/17	200,000	233,163

		2,768,813

		7,035,617

Total Corporate Bonds
(Cost $95,085,044)		96,373,451

Municipal Bonds 0.2% of net assets

Fixed-Rate Obligations 0.2%
California
GO Bonds
3.95%, 11/01/15	350,000	372,074
Illinois
GO Bonds Series 2010
4.42%, 01/01/15	50,000	51,600
GO Bonds Series 2011
5.37%, 03/01/17	250,000	271,313

Total Municipal Bonds
(Cost $686,656)		694,987

	Number	Value
Security	of Shares	($)

Other Investment Company 0.3% of net assets

Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (f)	1,405,648	1,405,648

Total Other Investment Company
(Cost $1,405,648)		1,405,648

End of Investments.

Collateral Invested for Securities on Loan 0.1% of net assets

State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (f)	581,298	581,298

Total Collateral Invested for Securities on Loan
(Cost $581,298)		581,298

End of Collateral Invested for Securities on Loan

At 11/30/13, the tax basis cost of the fund’s investments was $419,296,993 and the unrealized appreciation and depreciation were $3,406,216 and ($690,528), respectively, with a net unrealized appreciation of $2,715,688.

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,360,239 or 0.3% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	All or a portion of this security is on loan. Securities on loan were valued at $567,670.
(f)	The rate shown is the 7-day yield.

GO —	General obligation
REIT —	Real Estate Investment Trust

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow

8

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more

 9

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

U.S. Government and Government Agencies[1]	$—	$292,123,438	$—	$292,123,438
Foreign Securities[1]	—	31,415,157	—	31,415,157
Corporate Bonds[1]	—	96,373,451	—	96,373,451
Municipal Bonds[1]	—	694,987	—	694,987
Other Investment Company[1]	1,405,648	—	—	1,405,648

Total	$1,405,648	$420,607,033	$—	$422,012,681

Other Financial Instruments
Collateral Invested for Securities on Loan	$581,298	$—	$—	$581,298

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2013.

REG406016NOV13

10

Schwab Investments
Schwab Intermediate-Term Bond Fund™

Portfolio Holdings as of November 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

23.7%		Corporate Bonds	81,939,899	82,508,517
0.3%		Asset-Backed Obligations	1,139,511	1,159,327
37.8%		Mortgage-Backed Securities	130,566,721	131,687,739
2.5%		Commercial Mortgage-Backed Securities	8,320,406	8,793,343
34.5%		U.S. Government and Government Agencies	119,428,262	120,270,642
4.7%		Foreign Securities	16,165,213	16,311,195
0.8%		Other Investment Company	2,862,220	2,862,220

104.3%		Total Investments	360,422,232	363,592,983
(2	.5)%	TBA Sale Commitments	(8,754,219)	(8,735,549)
(1.8%)		Other Assets and Liabilities, Net		(6,163,295)

100.0%		Net Assets		348,694,139

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Corporate Bonds 23.7% of net assets

Finance 10.5%

Banking 7.7%
Abbey National Treasury Services PLC
3.05%, 08/23/18	500,000	520,166
American Express Co.
5.50%, 09/12/16	500,000	560,083
ANZ New Zealand Int’l Ltd.
1.13%, 03/24/16 (c)	250,000	250,517
Bank of America Corp.
5.42%, 03/15/17	1,000,000	1,108,633
1.28%, 01/15/19 (a)	1,000,000	1,004,213
5.63%, 07/01/20	1,000,000	1,145,549
5.88%, 01/05/21	350,000	402,564
BNP Paribas S.A.
3.60%, 02/23/16	300,000	317,180
BPCE S.A.
1.49%, 04/25/16 (a)	1,000,000	1,014,065
Branch Banking & Trust Co.
0.57%, 10/28/15 (a)(b)	1,000,000	1,001,044
Capital One Financial Corp.
7.38%, 05/23/14	750,000	773,955
1.00%, 11/06/15	500,000	500,347
Citigroup, Inc.
1.69%, 01/13/14 (a)	500,000	500,735
5.00%, 09/15/14	250,000	257,925
1.20%, 07/25/16 (a)	1,000,000	1,010,609
3.88%, 10/25/23	1,000,000	984,547
Deutsche Bank Financial LLC
5.38%, 03/02/15	250,000	262,393
JPMorgan Chase & Co.
6.00%, 01/15/18	750,000	870,070
4.95%, 03/25/20	500,000	555,761
Lloyds Bank PLC
2.30%, 11/27/18	500,000	502,997
Macquarie Group Ltd.
7.30%, 08/01/14 (c)	1,000,000	1,042,270
Manufacturers & Traders Trust Co.
5.63%, 12/01/21 (a)(b)	500,000	523,750
Merrill Lynch & Co., Inc.
5.00%, 01/15/15	500,000	523,389
Morgan Stanley
4.75%, 04/01/14	1,575,000	1,595,505
5.50%, 07/24/20	1,000,000	1,130,422
3.75%, 02/25/23	100,000	97,586
4.10%, 05/22/23	250,000	241,498
Nordea Bank AB
0.70%, 05/13/16 (a)(c)	1,000,000	1,003,599
Rabobank Nederland
2.13%, 10/13/15	300,000	308,478
4.63%, 12/01/23	700,000	700,499
Regions Financial Corp.
2.00%, 05/15/18 (b)	150,000	147,655
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	250,000	256,212
Santander Holdings USA, Inc.
4.63%, 04/19/16	100,000	107,074
Santander UK PLC
5.00%, 11/07/23 (c)	1,000,000	1,001,890
Skandinaviska Enskilda Banken AB
1.75%, 03/19/18 (c)	500,000	494,949
The Bear Stearns Cos. LLC
5.30%, 10/30/15	500,000	540,244
7.25%, 02/01/18	250,000	302,308
The Goldman Sachs Group, Inc.
3.30%, 05/03/15	250,000	258,469
5.35%, 01/15/16	500,000	545,187
5.63%, 01/15/17	250,000	276,803
2.38%, 01/22/18	400,000	404,292
6.15%, 04/01/18	250,000	289,597
Wells Fargo & Co.
5.63%, 12/11/17	500,000	579,897
4.60%, 04/01/21	500,000	551,344
3.45%, 02/13/23	250,000	236,438

		26,702,708

Brokerage 0.1%
Nomura Holdings, Inc.
5.00%, 03/04/15	300,000	314,467

Finance Company 0.5%
General Electric Capital Corp.
0.89%, 07/12/16 (a)	500,000	503,569
5.63%, 05/01/18	500,000	580,870

 1

 Schwab Intermediate-Term Bond Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
HSBC Finance Corp.
0.49%, 01/15/14 (a)	500,000	500,037

		1,584,476

Insurance 1.2%
American International Group, Inc.
2.38%, 08/24/15	600,000	613,700
Berkshire Hathaway Finance Corp.
5.40%, 05/15/18	500,000	577,003
Cigna Corp.
5.13%, 06/15/20	350,000	389,291
CNA Financial Corp.
5.88%, 08/15/20	250,000	287,318
Genworth Holdings, Inc.
4.90%, 08/15/23	1,000,000	1,021,934
Liberty Mutual Group, Inc.
5.75%, 03/15/14 (c)	1,000,000	1,012,388
The Chubb Corp.
6.38%, 03/29/67 (a)(b)	100,000	109,150
WellPoint, Inc.
2.30%, 07/15/18	250,000	250,845

		4,261,629

Real Estate Investment Trust 1.0%
Health Care REIT, Inc.
4.50%, 01/15/24 (b)	750,000	748,845
Kilroy Realty LP
6.63%, 06/01/20	500,000	573,898
ProLogis LP
4.50%, 08/15/17	750,000	817,537
2.75%, 02/15/19 (b)	600,000	605,934
Simon Property Group LP
2.80%, 01/30/17 (b)	300,000	313,121
WEA Finance LLC / WT Finance Aust Pty Ltd.
3.38%, 10/03/22 (b)	500,000	473,140

		3,532,475

		36,395,755

Industrial 11.1%

Basic Industry 1.6%
Barrick Gold Corp.
2.50%, 05/01/18	600,000	605,442
Glencore Funding LLC
1.40%, 05/27/16 (a)(c)	1,000,000	996,775
2.50%, 01/15/19 (c)	1,000,000	966,636
Kinross Gold Corp.
5.13%, 09/01/21 (b)	500,000	486,243
LYB International Finance BV
4.00%, 07/15/23	750,000	750,812
Monsanto Co.
0.44%, 11/07/16 (a)	1,000,000	1,001,604
The Mosaic Co.
4.25%, 11/15/23 (b)	750,000	747,819
Xstrata Finance Canada Ltd.
2.85%, 11/10/14 (c)	100,000	101,430

		5,656,761

Capital Goods 0.8%
Caterpillar Financial Services Corp.
0.70%, 11/06/15	500,000	501,303
Eaton Corp.
0.95%, 11/02/15	100,000	100,410
2.75%, 11/02/22	750,000	697,082
General Electric Co.
0.85%, 10/09/15	200,000	201,199
5.25%, 12/06/17	500,000	573,629
John Deere Capital Corp.
2.95%, 03/09/15	350,000	361,224
L-3 Communications Corp.
5.20%, 10/15/19	250,000	274,954

		2,709,801

Communications 1.5%
21st Century Fox America, Inc.
4.00%, 10/01/23 (c)	600,000	601,624
America Movil, S.A.B. de CV
1.26%, 09/12/16 (a)	1,000,000	1,010,540
AT&T, Inc.
1.15%, 11/27/18 (a)	500,000	502,537
2.38%, 11/27/18	200,000	200,867
Comcast Corp.
5.88%, 02/15/18	400,000	465,910
DIRECTV Holdings LLC
5.20%, 03/15/20	500,000	541,198
NBCUniversal Enterprise, Inc.
1.97%, 04/15/19 (c)	250,000	245,629
Verizon Communications, Inc.
4.50%, 09/15/20	1,000,000	1,075,375
5.15%, 09/15/23	500,000	534,605

		5,178,285

Consumer Cyclical 1.3%
Daimler Finance North America LLC
0.92%, 08/01/16 (a)(c)	1,000,000	1,002,810
Ford Motor Credit Co. LLC
1.49%, 05/09/16 (a)	1,000,000	1,015,821
6.63%, 08/15/17	265,000	309,778
International Game Technology
5.50%, 06/15/20	100,000	106,499
Macy’s Retail Holdings, Inc.
5.90%, 12/01/16	213,000	240,671
4.38%, 09/01/23 (b)	250,000	253,082
QVC, Inc.
5.13%, 07/02/22	500,000	498,576
The Gap, Inc.
5.95%, 04/12/21 (b)	500,000	554,984
Time Warner, Inc.
3.15%, 07/15/15	250,000	259,879
Viacom, Inc.
4.25%, 09/01/23 (b)	150,000	151,798
Wyndham Worldwide Corp.
5.63%, 03/01/21	100,000	107,610

		4,501,508

Consumer Non-Cyclical 2.5%
Actavis, Inc.
1.88%, 10/01/17	500,000	499,310
3.25%, 10/01/22 (b)	500,000	469,275
Altria Group, Inc.
4.75%, 05/05/21	500,000	538,285
AmerisourceBergen Corp.
4.88%, 11/15/19	500,000	563,698
Anheuser-Busch InBev Worldwide, Inc.
1.38%, 07/15/17	700,000	702,775
Cardinal Health, Inc.
3.20%, 03/15/23	1,000,000	939,492
ConAgra Foods, Inc.
1.90%, 01/25/18	250,000	248,887
7.00%, 04/15/19	500,000	604,938

2

 Schwab Intermediate-Term Bond Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Express Scripts Holding Co.
2.10%, 02/12/15	250,000	254,245
Kraft Foods Group, Inc.
5.38%, 02/10/20	523,000	595,264
Laboratory Corp. of America Holdings
2.50%, 11/01/18	500,000	499,712
Lorillard Tobacco Co.
2.30%, 08/21/17	350,000	353,706
Mondelez International, Inc.
5.38%, 02/10/20	477,000	540,025
Mylan, Inc.
7.88%, 07/15/20 (b)(c)	1,000,000	1,136,578
PepsiCo, Inc.
2.25%, 01/07/19 (b)	150,000	151,476
Reynolds American, Inc.
1.05%, 10/30/15	350,000	351,562
The Kroger Co.
3.85%, 08/01/23 (b)	100,000	98,521
Zoetis, Inc.
3.25%, 02/01/23 (b)	250,000	235,807

		8,783,556

Energy 2.0%
Anadarko Petroleum Corp.
7.63%, 03/15/14	750,000	764,576
6.38%, 09/15/17	500,000	583,976
BP Capital Markets PLC
0.66%, 11/07/16 (a)	1,000,000	1,002,757
1.38%, 05/10/18	550,000	541,183
2.75%, 05/10/23	300,000	278,249
Diamond Offshore Drilling, Inc.
3.45%, 11/01/23 (b)	500,000	493,136
Hess Corp.
7.00%, 02/15/14	205,000	207,462
8.13%, 02/15/19	500,000	628,954
Petrohawk Energy Corp.
7.88%, 06/01/15 (b)	500,000	512,625
Plains Exploration & Production Co.
6.50%, 11/15/20 (b)	1,000,000	1,095,176
Transocean, Inc.
6.38%, 12/15/21	500,000	562,739
Valero Energy Corp.
9.38%, 03/15/19	250,000	325,677

		6,996,510

Technology 0.7%
Apple, Inc.
1.00%, 05/03/18	250,000	243,712
Arrow Electronics, Inc.
3.00%, 03/01/18	300,000	305,360
4.50%, 03/01/23 (b)	300,000	294,073
Baidu, Inc.
3.25%, 08/06/18	800,000	820,207
Motorola Solutions, Inc.
3.50%, 03/01/23	500,000	464,452
Xerox Corp.
4.25%, 02/15/15	500,000	519,752

		2,647,556

Transportation 0.7%
American Airlines Pass-Through Trust
4.00%, 07/15/25	350,000	338,625
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	300,000	335,348
3.60%, 09/01/20 (b)	250,000	258,069
Canadian National Railway Co.
0.44%, 11/06/15 (a)	1,000,000	1,001,250
CSX Corp.
7.38%, 02/01/19	300,000	369,334

		2,302,626

		38,776,603

Utilities 2.1%

Electric 1.0%
Ameren Illinois Co.
2.70%, 09/01/22 (b)	100,000	94,991
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (b)	100,000	92,033
Dominion Resources, Inc.
6.40%, 06/15/18	500,000	591,445
DTE Electric Co.
3.65%, 03/15/24 (b)	350,000	354,001
Duke Energy Corp.
5.05%, 09/15/19	500,000	563,551
Exelon Generation Co. LLC
4.00%, 10/01/20 (b)	1,095,000	1,097,166
PPL Electric Utilities Corp.
2.50%, 09/01/22 (b)	100,000	93,704
The Southern Co.
2.38%, 09/15/15	200,000	205,329
TransAlta Corp.
4.50%, 11/15/22 (b)	500,000	482,622

		3,574,842

Natural Gas 1.1%
CenterPoint Energy Resources Corp.
6.00%, 05/15/18	250,000	288,860
Dominion Gas Holdings LLC
1.05%, 11/01/16 (c)	500,000	501,183
Energy Transfer Partners LP
8.50%, 04/15/14	401,000	411,716
4.15%, 10/01/20	500,000	513,109
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	500,000	575,580
Plains All American Pipeline LP
3.85%, 10/15/23 (b)	300,000	294,980
Sempra Energy
2.88%, 10/01/22 (b)	350,000	324,763
4.05%, 12/01/23 (b)	500,000	501,381
Williams Partners LP
7.25%, 02/01/17	300,000	349,745

		3,761,317

		7,336,159

Total Corporate Bonds
(Cost $81,939,899)		82,508,517

Asset-Backed Obligations 0.3% of net assets

Citibank Credit Card Issuance Trust
Series 2007-A8 Class A8
5.65%, 09/20/19 (b)	1,000,000	1,159,327

Total Asset-Backed Obligations
(Cost $1,139,511)		1,159,327

 3

 Schwab Intermediate-Term Bond Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Mortgage-Backed Securities 37.8% of net assets

Collateralized Mortgage Obligations 0.9%
ABN Amro Mortgage Corp.
Series 2003-9 Class A1
4.50%, 08/25/18 (b)	28,969	29,537
Chase Mortgage Finance Corp.
Series 2003-S13 Class A16
5.00%, 11/25/33 (b)	497,710	520,260
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-23 Class 7A1
5.00%, 09/25/18 (b)	1,231,778	1,267,227
MASTR Asset Securitization Trust
Series 2003-10 Class 3A1
5.50%, 11/25/33 (b)	267,178	285,309
Residential Accredit Loans, Inc.
Series 2002-QS18 Class A1
5.50%, 12/25/17 (b)	42,103	42,739
Sequoia Mortgage Trust
Series 2011-1 Class A1
4.13%, 02/25/41 (b)	396,354	397,281
Series 2012-2 Class A2
3.50%, 04/25/42 (b)	397,628	400,514
2.50%, 05/25/43 (b)(c)	340,008	310,003

		3,252,870

U.S. Government Agency Mortgages 36.9%
Fannie Mae
6.00%, 03/01/16 to 10/01/39 (b)	3,719,701	4,108,088
7.00%, 11/15/16 to 01/01/35 (b)	424,806	488,913
4.50%, 09/01/18 to 10/01/43 (b)	5,148,312	5,502,431
6.50%, 03/01/19 to 09/01/22 (b)	421,946	462,522
5.50%, 10/01/22 to 05/01/40 (b)	2,257,277	2,478,971
5.00%, 08/01/23 to 07/01/36 (b)	3,606,035	3,931,287
3.00%, 01/01/26 to 05/01/43 (b)	10,305,830	10,169,772
2.50%, 07/01/28 (b)	3,096,504	3,101,505
3.50%, 02/01/32 to 07/01/43 (b)	8,820,271	8,929,403
3.68%, 06/01/40 (a)(b)	3,228,532	3,435,290
4.00%, 09/01/40 to 02/01/42 (b)	5,613,632	5,864,961
Fannie Mae REMIC
4.50%, 07/25/19 (b)	14,387	14,393
Fannie Mae TBA
2.00%, 12/01/28 (b)	400,000	388,625
3.00%, 12/01/28 to 12/01/43 (b)	1,000,000	997,793
3.50%, 12/01/28 to 12/01/43 (b)	2,900,000	2,965,070
2.50%, 12/01/43 (b)	500,000	459,844
4.00%, 12/01/43 (b)	500,000	521,719
4.50%, 12/01/43 (b)	2,500,000	2,667,969
5.00%, 12/01/43 (b)	1,700,000	1,848,352
Freddie Mac
4.50%, 09/01/15 to 08/01/41 (b)	4,274,638	4,571,147
6.50%, 03/01/16 to 04/01/26 (b)	416,524	456,670
6.00%, 06/01/16 to 10/01/38 (b)	597,992	667,073
5.50%, 11/01/17 to 07/01/35 (b)	3,765,661	4,115,650
5.00%, 10/01/18 to 10/01/43 (b)	2,481,550	2,678,235
4.00%, 07/01/26 to 10/01/43 (b)	3,867,321	4,041,394
2.50%, 07/01/28 to 05/01/33 (b)	1,579,369	1,581,047
3.00%, 09/01/28 to 07/01/43 (b)	4,371,355	4,266,693
3.50%, 03/01/42 to 04/01/43 (b)	1,223,479	1,234,307
Freddie Mac REMICs
2.00%, 07/15/20 (b)	576,532	582,722
4.00%, 11/15/23 (b)	580,385	597,807
5.00%, 08/15/32 (b)	23,579	23,682
Freddie Mac TBA
2.00%, 12/01/28 (b)	300,000	291,375
2.50%, 12/01/28 (b)	400,000	400,109
3.50%, 12/01/28 to 12/01/43 (b)	3,600,000	3,671,199
3.00%, 12/01/43 (b)	300,000	288,176
4.00%, 12/01/43 (b)	500,000	519,824
Ginnie Mae
6.00%, 03/15/17 to 03/15/24 (b)	26,073	28,424
9.50%, 03/20/17 to 05/20/20 (b)	5,598	5,998
5.00%, 12/15/17 to 11/15/34 (b)	6,136,468	6,779,377
10.00%, 04/15/18 to 06/20/19 (b)	2,597	2,731
5.50%, 06/15/18 to 08/20/40 (b)	7,911,760	8,859,995
4.00%, 08/15/18 to 11/20/43 (b)	5,429,941	5,763,176
4.50%, 11/15/18 to 11/20/43 (b)	4,251,231	4,602,801
8.50%, 06/15/21 to 10/20/26 (b)	1,657	1,713
7.50%, 03/15/22 to 10/15/25 (b)	2,764	2,912
6.50%, 10/15/23 (b)	1,313	1,467
8.00%, 06/20/24 to 07/15/27 (b)	3,471	3,897
3.00%, 02/15/26 to 06/20/43 (b)	2,308,280	2,284,979
2.50%, 06/15/27 (b)	381,921	382,551
2.00%, 07/20/28 (b)	24,416	23,795
3.50%, 09/15/42 to 11/20/43 (b)	4,597,760	4,704,070
Ginnie Mae REMICs
4.50%, 01/20/34 (b)	561,007	563,897
6.49%, 08/20/34 (b)	977,562	1,149,205
Ginnie Mae TBA
3.00%, 12/01/43 (b)	3,500,000	3,419,199
3.50%, 12/01/43 (b)	1,500,000	1,530,664

		128,434,869

Total Mortgage-Backed Securities
(Cost $130,566,721)		131,687,739

Commercial Mortgage-Backed Securities 2.5% of net assets

Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 Class A4
5.41%, 12/11/40 (b)	3,025,000	3,220,291
Series 2006-T24 Class A4
5.54%, 10/12/41 (b)	1,000,000	1,100,916
Series 2007-T28 Class A4
5.74%, 09/11/42 (a)(b)	365,000	416,091
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C5 Class A4
4.83%, 11/15/37 (b)	800,000	820,473
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7 Class A4
6.02%, 07/10/38 (a)(b)	653,856	718,822
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)	1,000,000	1,107,452
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP5 Class A2
5.20%, 12/15/44 (b)	872,481	879,811
Series 2007-LD12-A Class A2
5.83%, 02/15/51 (b)	14,792	14,871
LB-UBS Commercial Mortgage Trust
Series 2004-C4 Class A4
5.71%, 06/15/29 (a)(b)	94,286	95,471
Series 2006-C3 Class A3
5.69%, 03/15/32 (a)(b)	412,983	419,145

Total Commercial Mortgage-Backed Securities
(Cost $8,320,406)		8,793,343

4

 Schwab Intermediate-Term Bond Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

U.S. Government and Government Agencies 34.5% of net assets

U.S. Government Agency Securities 10.2%
Fannie Mae
1.63%, 10/26/15	7,000,000	7,175,602
2.38%, 04/11/16	2,000,000	2,090,114
0.63%, 08/26/16	10,000,000	10,026,400
0.88%, 10/26/17	8,000,000	7,973,712
Freddie Mac
2.50%, 05/27/16	7,500,000	7,871,617
1.25%, 08/01/19	600,000	579,159

		35,716,604

U.S. Treasury Obligations 24.3%
U.S. Treasury Notes
0.38%, 06/30/15	5,500,000	5,513,321
0.25%, 09/30/15	6,000,000	5,999,880
2.00%, 04/30/16	5,000,000	5,194,920
1.75%, 05/31/16	4,600,000	4,754,174
1.50%, 07/31/16	2,550,000	2,620,423
0.63%, 08/15/16	8,000,000	8,033,752
3.13%, 04/30/17	1,500,000	1,620,293
1.88%, 10/31/17	3,000,000	3,106,407
2.88%, 03/31/18	2,000,000	2,148,438
3.75%, 11/15/18	5,000,000	5,579,100
1.38%, 12/31/18	4,500,000	4,497,538
1.25%, 04/30/19	2,250,000	2,216,601
1.00%, 06/30/19	6,250,000	6,044,431
0.88%, 07/31/19	4,000,000	3,832,812
1.38%, 01/31/20	2,500,000	2,434,473
1.25%, 02/29/20	4,500,000	4,337,051
3.50%, 05/15/20	5,000,000	5,501,365
2.63%, 08/15/20	2,000,000	2,082,812
1.63%, 08/15/22	2,000,000	1,857,812
2.00%, 02/15/23	5,500,000	5,215,545
2.50%, 08/15/23	2,000,000	1,962,890

		84,554,038

Total U.S. Government and Government Agencies
(Cost $119,428,262)		120,270,642

Foreign Securities 4.7% of net assets

Foreign Agencies 2.1%

Brazil 0.7%
Petrobras Global Finance BV
1.86%, 05/20/16 (a)	1,500,000	1,491,553
3.00%, 01/15/19	750,000	714,214
4.38%, 05/20/23	150,000	137,825

		2,343,592

Germany 0.3%
Kreditanstalt Fuer Wiederaufbau
4.00%, 01/27/20 (d)	1,000,000	1,111,049

Mexico 0.5%
Petroleos Mexicanos
4.88%, 03/15/15	500,000	526,250
2.27%, 07/18/18 (a)	500,000	517,500
5.50%, 01/21/21	500,000	540,000

		1,583,750

Norway 0.4%
Statoil A.S.A.
3.13%, 08/17/17	500,000	533,396
0.70%, 11/08/18 (a)	1,000,000	1,007,537

		1,540,933

Republic of Korea 0.2%
Export-Import Bank of Korea
4.00%, 01/11/17	500,000	538,562

		7,117,886

Foreign Local Government 0.3%

Canada 0.3%
Province of Manitoba
1.13%, 06/01/18	1,000,000	989,559

Sovereign 0.9%

Brazil 0.1%
Federative Republic of Brazil
6.00%, 01/17/17	250,000	280,000
4.88%, 01/22/21	100,000	106,500

		386,500

Chile 0.1%
Republic of Chile
2.25%, 10/30/22	250,000	226,250

Italy 0.1%
Republic of Italy
3.13%, 01/26/15	100,000	102,529
5.38%, 06/12/17	250,000	274,772

		377,301

Mexico 0.2%
United Mexican States
5.13%, 01/15/20	500,000	557,500
3.63%, 03/15/22	250,000	248,375

		805,875

Poland 0.2%
Poland Government International Bond
6.38%, 07/15/19	500,000	587,500

Republic of Korea 0.1%
Republic of Korea
5.13%, 12/07/16	500,000	555,640

Turkey 0.1%
Turkey Government International Bond
3.25%, 03/23/23	300,000	258,375

		3,197,441

Supranational 1.4%
Asian Development Bank
2.50%, 03/15/16	750,000	785,935
European Investment Bank
2.50%, 05/16/16	2,000,000	2,096,912
International Bank for Reconstruction & Development
0.88%, 04/17/17	1,000,000	1,006,051
International Finance Corp.
1.13%, 11/23/16	500,000	507,450

 5

 Schwab Intermediate-Term Bond Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
1.75%, 09/04/18	600,000	609,961

		5,006,309

Total Foreign Securities
(Cost $16,165,213)		16,311,195

	Number	Value
Security	of Shares	($)

Other Investment Company 0.8% of net assets

Money Market Fund 0.8%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (e)	2,862,220	2,862,220

Total Other Investment Company
(Cost $2,862,220)		2,862,220

End of Investments.

At 11/30/13, the tax basis cost of the fund’s investments was $360,451,594 and the unrealized appreciation and depreciation were $5,668,086 and ($2,526,697), respectively, with a net unrealized appreciation of $3,141,389.

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

TBA Sale Commitments 2.5% of net assets

U.S. Government Agency Mortgages 2.5%
Ginnie Mae TBA
5.00%, 12/01/43 (b)	3,000,000	3,258,985
5.50%, 12/01/43 (b)	5,000,000	5,476,564

		8,735,549

Total TBA Sale Commitments
(Proceeds $8,754,219)		8,735,549

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $10,668,281 or 3.1% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust
REMIC —	Real Estate Mortgage Investment Conduit

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

6

 Schwab Intermediate-Term Bond Fund

Portfolio Holdings (Unaudited) continued

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

 7

 Schwab Intermediate-Term Bond Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2013:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate Bonds[1]	$—	$82,508,517	$—	$82,508,517
Asset-Backed Obligations	—	1,159,327	—	1,159,327
Mortgage-Backed Securities[1]	—	131,687,739	—	131,687,739
Commercial Mortgage-Backed Securities	—	8,793,343	—	8,793,343
U.S. Government and Government Agencies[1]	—	120,270,642	—	120,270,642
Foreign Securities[1]	—	16,311,195	—	16,311,195
Other Investment Company[1]	2,862,220	—	—	2,862,220

Total	$2,862,220	$360,730,763	$—	$363,592,983

Liabilities Valuation Input

Other Financial Instruments
TBA Sale Commitments[1]	$—	($8,735,549)	$—	($8,735,549)

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2013.

REG406020NOV13

8

Schwab Investments
Schwab Total Bond Market Fund™

Portfolio Holdings as of November 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

29.6%	Mortgage-Backed Securities	263,802,054	266,217,189
21.4%	Corporate Bonds	188,817,401	193,145,448
40.1%	U.S. Government and Government Agencies	354,513,635	361,507,206
1.7%	Commercial Mortgage-Backed Securities	14,856,954	15,622,067
0.5%	Asset-Backed Obligations	4,274,488	4,242,635
4.9%	Foreign Securities	44,529,684	44,351,995
0.9%	Municipal Bonds	7,839,561	8,246,032
2.2%	Other Investment Company	19,716,402	19,716,402
2.1%	Short-Term Investments	18,799,741	18,799,926

103.4%	Total Investments	917,149,920	931,848,900
0.0%	Collateral Invested for Securities on Loan	350,738	350,738
(3.4%)	Other Assets and Liabilities, Net		(30,877,233)

100.0%	Net Assets		901,322,405

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Mortgage-Backed Securities 29.6% of net assets

U.S. Government Agency Mortgages 29.6%
Fannie Mae
5.50%, 01/01/14 to 07/01/40 (b)	10,159,753	11,183,772
5.00%, 12/01/17 to 06/01/42 (b)	9,557,948	10,408,229
6.50%, 06/01/18 to 10/01/39 (b)	2,506,244	2,798,041
4.00%, 07/01/18 to 10/01/43 (b)	17,951,374	18,836,603
4.50%, 07/01/19 to 08/01/42 (b)	15,009,926	16,099,231
2.50%, 05/01/23 to 07/01/28 (b)	6,010,285	6,020,224
3.50%, 11/01/23 to 07/01/43 (b)	20,335,482	20,637,486
6.00%, 09/01/24 to 12/01/37 (b)	5,246,162	5,813,086
3.00%, 01/01/27 to 07/01/43 (b)	22,573,196	22,117,664
2.00%, 08/01/28 to 09/01/28 (b)	195,982	191,118
1.92%, 03/01/34 (a)(b)	1,084,754	1,148,001
2.29%, 03/01/35 (a)(b)	341,752	357,873
2.80%, 08/01/35 (a)(b)	1,622,218	1,725,389
7.00%, 04/01/37 (b)	697,471	779,928
3.68%, 06/01/40 (a)(b)	466,397	496,265
Fannie Mae TBA
2.00%, 12/01/28 (b)	1,000,000	971,563
2.50%, 12/01/28 to 12/01/43 (b)	2,400,000	2,341,855
3.00%, 12/01/28 to 12/01/43 (b)	3,200,000	3,212,730
3.50%, 12/01/28 to 12/01/43 (b)	3,600,000	3,725,730
4.00%, 12/01/43 (b)	1,400,000	1,460,813
Freddie Mac
6.00%, 04/01/15 to 10/01/38 (b)	2,016,759	2,225,180
5.00%, 01/01/19 to 04/01/40 (b)	6,584,753	7,162,839
4.50%, 06/01/19 to 08/01/41 (b)	9,925,577	10,625,495
3.00%, 08/01/21 to 07/01/43 (b)	13,482,619	13,296,534
4.00%, 01/01/26 to 10/01/43 (b)	8,581,291	8,953,966
2.00%, 04/01/28 (b)	58,387	56,912
2.50%, 04/01/28 to 02/01/43 (b)	4,015,384	4,012,760
3.50%, 09/01/32 to 04/01/43 (b)	7,026,789	7,093,306
5.50%, 07/01/35 to 07/01/40 (b)	987,678	1,075,333
2.27%, 05/01/37 (a)(b)	856,886	907,348
6.50%, 09/01/39 (b)	208,988	236,027
3.00%, 05/01/41 (a)(b)	410,449	429,756
Freddie Mac TBA
2.00%, 12/01/28 (b)	600,000	582,750
2.50%, 12/01/28 (b)	1,500,000	1,500,410
3.50%, 12/01/28 to 12/01/43 (b)	5,000,000	5,128,219
4.00%, 12/01/28 to 12/01/43 (b)	1,500,000	1,579,590
3.00%, 12/01/43 (b)	1,100,000	1,056,645
Ginnie Mae
5.00%, 10/20/21 to 08/20/40 (b)	7,276,150	8,017,383
4.50%, 05/15/24 to 12/01/43 (b)	11,717,365	12,675,065
3.00%, 02/15/26 to 04/20/43 (b)	9,386,060	9,237,296
3.50%, 02/15/26 to 11/20/43 (b)	10,560,447	10,813,684
4.00%, 03/20/26 to 10/20/43 (b)	10,554,575	11,182,005
5.50%, 04/20/26 to 03/15/40 (b)	2,836,436	3,124,531
2.50%, 03/20/28 (b)	473,915	477,847
2.00%, 07/20/28 (b)	48,833	47,590
1.63%, 04/20/32 (a)(b)	299,479	311,971
6.00%, 05/15/32 to 04/20/43 (b)	1,902,464	2,126,314
7.00%, 06/15/33 (b)	251,454	292,076
6.50%, 10/20/37 (b)	415,096	471,408
3.00%, 10/20/40 to 01/20/41 (a)(b)	677,465	708,937
Ginnie Mae TBA
2.50%, 12/01/43 (b)	500,000	463,262
3.00%, 12/01/43 (b)	4,600,000	4,493,805
3.50%, 12/01/43 (b)	5,000,000	5,103,672
4.00%, 12/01/43 (b)	400,000	421,672

Total Mortgage-Backed Securities
(Cost $263,802,054)		266,217,189

Corporate Bonds 21.4% of net assets

Finance 7.1%

Banking 4.6%
Abbey National Treasury Services PLC
4.00%, 04/27/16	400,000	426,765
3.05%, 08/23/18	200,000	208,066
American Express Co.
7.00%, 03/19/18	300,000	362,865
6.80%, 09/01/66 (a)(b)	500,000	533,125
Bank of America Corp.
5.25%, 12/01/15	500,000	538,259
6.50%, 08/01/16	750,000	852,045
5.65%, 05/01/18	400,000	458,350

 1

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
5.88%, 01/05/21	500,000	575,092
5.00%, 05/13/21	1,500,000	1,644,621
3.30%, 01/11/23	800,000	758,431
6.00%, 10/15/36	250,000	285,039
Bank of Nova Scotia
1.38%, 07/15/16	100,000	101,387
4.38%, 01/13/21	500,000	543,840
Barclays Bank PLC
5.00%, 09/22/16	150,000	166,316
6.75%, 05/22/19	300,000	365,069
BB&T Corp.
3.95%, 03/22/22 (b)	200,000	200,189
BNP Paribas S.A.
3.60%, 02/23/16	300,000	317,180
5.00%, 01/15/21	250,000	274,319
3.25%, 03/03/23	250,000	238,490
Capital One Financial Corp.
2.15%, 03/23/15	100,000	101,794
1.50%, 03/22/18 (b)	500,000	492,135
Citigroup, Inc.
1.70%, 07/25/16	150,000	152,112
4.45%, 01/10/17	1,000,000	1,091,807
6.00%, 08/15/17	200,000	230,357
6.13%, 11/21/17	750,000	873,796
6.13%, 05/15/18	750,000	878,486
4.50%, 01/14/22	100,000	105,875
4.05%, 07/30/22	1,000,000	993,760
6.13%, 08/25/36	250,000	264,172
5.88%, 01/30/42	250,000	280,507
6.68%, 09/13/43	100,000	112,216
Credit Suisse USA, Inc.
4.88%, 01/15/15	500,000	524,304
5.40%, 01/14/20	250,000	277,431
Deutsche Bank AG
6.00%, 09/01/17	450,000	519,450
Fifth Third Bancorp
8.25%, 03/01/38	200,000	271,061
Goldman Sachs Capital l
6.35%, 02/15/34	200,000	204,056
HSBC Bank USA
5.88%, 11/01/34	500,000	550,327
HSBC Holdings PLC
4.00%, 03/30/22	500,000	515,856
7.63%, 05/17/32	150,000	188,636
JPMorgan Chase & Co.
3.70%, 01/20/15	750,000	775,628
6.00%, 01/15/18	1,000,000	1,160,094
4.25%, 10/15/20	1,500,000	1,597,663
3.20%, 01/25/23	500,000	475,291
5.50%, 10/15/40	100,000	108,007
JPMorgan Chase Bank NA
6.00%, 10/01/17	500,000	578,228
KeyBank NA
1.10%, 11/25/16 (b)	200,000	200,243
Lloyds Bank PLC
4.88%, 01/21/16	150,000	162,496
6.38%, 01/21/21	500,000	592,562
Manufacturers & Traders Trust Co.
5.63%, 12/01/21 (a)(b)	250,000	261,875
Merrill Lynch & Co., Inc.
6.88%, 04/25/18	450,000	537,754
6.88%, 11/15/18	250,000	302,120
Morgan Stanley
1.75%, 02/25/16	750,000	761,226
5.45%, 01/09/17	1,500,000	1,675,621
6.63%, 04/01/18	200,000	236,021
2.13%, 04/25/18	1,000,000	999,685
7.30%, 05/13/19	250,000	306,946
4.10%, 05/22/23	500,000	482,996
6.25%, 08/09/26	250,000	290,434
6.38%, 07/24/42	400,000	467,772
National City Corp.
6.88%, 05/15/19	100,000	120,496
PNC Funding Corp.
4.25%, 09/21/15	600,000	637,264
Rabobank Nederland
2.13%, 10/13/15	200,000	205,652
3.38%, 01/19/17	350,000	372,639
4.63%, 12/01/23	100,000	100,071
Regions Financial Corp.
2.00%, 05/15/18 (b)	500,000	492,184
Royal Bank of Canada
2.63%, 12/15/15	250,000	259,874
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	650,000	666,152
State Street Corp.
2.88%, 03/07/16	350,000	367,289
Svenska Handelsbanken AB
2.88%, 04/04/17	350,000	365,271
The Bank of New York Mellon Corp.
1.97%, 06/20/17 (a)	500,000	510,111
The Goldman Sachs Group, Inc.
3.30%, 05/03/15	300,000	310,163
5.63%, 01/15/17	750,000	830,409
5.95%, 01/18/18	600,000	688,639
2.38%, 01/22/18	800,000	808,583
5.95%, 01/15/27	450,000	486,407
6.75%, 10/01/37	800,000	889,949
UBS AG
3.88%, 01/15/15	552,000	572,393
5.88%, 12/20/17	50,000	57,993
US Bancorp
2.20%, 11/15/16 (b)	250,000	258,820
Wells Fargo & Co.
5.63%, 12/11/17	700,000	811,856
3.50%, 03/08/22	1,000,000	1,013,173
3.45%, 02/13/23	500,000	472,876
5.38%, 02/07/35	250,000	268,371
5.38%, 11/02/43	325,000	322,016
Westpac Banking Corp.
4.20%, 02/27/15	550,000	575,533

		41,914,432

Brokerage 0.2%
BlackRock, Inc.
3.50%, 12/10/14	200,000	206,339
5.00%, 12/10/19	300,000	344,138
Jefferies Group, Inc.
5.50%, 03/15/16	125,000	135,851
6.45%, 06/08/27	75,000	78,188
Nomura Holdings, Inc.
5.00%, 03/04/15	150,000	157,233
6.70%, 03/04/20	200,000	229,992
TD Ameritrade Holding Co.
4.15%, 12/01/14	200,000	207,023

		1,358,764

Finance Company 0.6%
GATX Corp.
4.75%, 05/15/15	100,000	105,354

2

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
GE Capital Trust I
6.38%, 11/15/67 (a)(b)	100,000	108,250
General Electric Capital Corp.
2.15%, 01/09/15	250,000	254,858
5.00%, 01/08/16	650,000	704,356
1.50%, 07/12/16	500,000	508,392
2.30%, 04/27/17	500,000	516,184
5.63%, 09/15/17	200,000	229,870
5.63%, 05/01/18	650,000	755,132
4.38%, 09/16/20	300,000	327,912
5.30%, 02/11/21	150,000	167,158
6.75%, 03/15/32	300,000	372,862
5.88%, 01/14/38	250,000	283,976
6.88%, 01/10/39	150,000	190,538
HSBC Finance Capital Trust IX
5.91%, 11/30/35 (a)(b)	400,000	417,000
HSBC Finance Corp.
5.00%, 06/30/15	82,000	87,045
5.50%, 01/19/16	100,000	109,133

		5,138,020

Insurance 1.2%
ACE INA Holdings, Inc.
2.60%, 11/23/15	200,000	207,446
5.80%, 03/15/18	250,000	289,867
2.70%, 03/13/23	500,000	467,181
Aetna, Inc.
3.95%, 09/01/20	250,000	260,726
American International Group, Inc.
2.38%, 08/24/15	200,000	204,567
5.60%, 10/18/16	925,000	1,035,679
6.40%, 12/15/20	150,000	179,005
Berkshire Hathaway Finance Corp.
4.25%, 01/15/21	500,000	536,908
Berkshire Hathaway, Inc.
3.20%, 02/11/15	600,000	620,196
Cigna Corp.
2.75%, 11/15/16	450,000	470,574
5.38%, 02/15/42 (b)	150,000	158,210
CNA Financial Corp.
7.35%, 11/15/19	325,000	401,727
Genworth Holdings, Inc.
8.63%, 12/15/16	300,000	360,347
6.50%, 06/15/34	500,000	542,807
Hartford Financial Services Group, Inc.
6.30%, 03/15/18	200,000	233,206
6.00%, 01/15/19	100,000	116,741
ING US, Inc.
2.90%, 02/15/18	200,000	205,561
Lincoln National Corp.
6.25%, 02/15/20	300,000	349,658
4.00%, 09/01/23	200,000	200,695
Marsh & McLennan Cos., Inc.
4.80%, 07/15/21 (b)	100,000	108,066
MetLife, Inc.
6.82%, 08/15/18	450,000	545,976
4.88%, 11/13/43	250,000	246,810
Principal Financial Group, Inc.
6.05%, 10/15/36	300,000	345,884
Prudential Financial, Inc.
4.75%, 09/17/15	200,000	214,115
4.50%, 11/16/21	250,000	268,906
The Allstate Corp.
4.50%, 06/15/43	200,000	193,737
The Chubb Corp.
6.00%, 05/11/37	100,000	118,551
The Travelers Co., Inc.
5.90%, 06/02/19	300,000	357,111
6.75%, 06/20/36	150,000	191,063
UnitedHealth Group, Inc.
1.40%, 10/15/17	100,000	99,991
2.75%, 02/15/23 (b)	150,000	139,686
5.80%, 03/15/36	350,000	390,509
WellPoint, Inc.
2.30%, 07/15/18	250,000	250,845
3.30%, 01/15/23	500,000	473,992
4.65%, 01/15/43	150,000	138,170

		10,924,513

Other Financial 0.0%
ORIX Corp.
4.71%, 04/27/15	350,000	366,351

Real Estate Investment Trust 0.5%
Boston Properties LP
5.63%, 11/15/20 (b)	150,000	170,634
3.80%, 02/01/24 (b)	150,000	146,698
BRE Properties, Inc.
5.20%, 03/15/21 (b)	100,000	108,522
Digital Realty Trust LP
5.88%, 02/01/20	250,000	272,983
Duke Realty LP
7.38%, 02/15/15	400,000	430,046
HCP, Inc.
6.70%, 01/30/18	400,000	468,276
Health Care REIT, Inc.
4.13%, 04/01/19 (b)	200,000	213,433
4.50%, 01/15/24 (b)	150,000	149,769
Kilroy Realty LP
3.80%, 01/15/23 (b)	200,000	188,676
Kimco Realty Corp.
4.30%, 02/01/18 (b)	250,000	271,138
ProLogis LP
6.63%, 05/15/18	299,000	352,000
2.75%, 02/15/19 (b)	150,000	151,483
4.25%, 08/15/23 (b)	200,000	200,370
Regency Centers LP
4.80%, 04/15/21	150,000	157,916
Simon Property Group LP
5.25%, 12/01/16 (b)	150,000	167,403
2.80%, 01/30/17 (b)	200,000	208,747
Ventas Realty LP
4.75%, 06/01/21 (b)	100,000	106,191
4.25%, 03/01/22 (b)	500,000	507,927

		4,272,212

		63,974,292

Industrial 12.0%

Basic Industry 1.3%
Airgas, Inc.
1.65%, 02/15/18 (b)	350,000	344,917
Alcoa, Inc.
5.55%, 02/01/17	300,000	325,116
Barrick Gold Corp.
2.50%, 05/01/18	150,000	151,360
4.10%, 05/01/23	250,000	225,816
Barrick North America Finance LLC
5.75%, 05/01/43	500,000	441,186

 3

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
BHP Billiton Finance (USA) Ltd.
1.13%, 11/21/14	250,000	252,020
3.25%, 11/21/21	200,000	199,777
4.13%, 02/24/42	250,000	223,796
CF Industries, Inc.
7.13%, 05/01/20	150,000	177,321
Cliffs Natural Resources, Inc.
4.80%, 10/01/20 (g)	150,000	149,164
Domtar Corp.
10.75%, 06/01/17	250,000	315,843
Eastman Chemical Co.
3.60%, 08/15/22 (b)	350,000	340,642
Ecolab, Inc.
3.00%, 12/08/16	200,000	210,146
EI Du Pont de Nemours & Co.
4.75%, 03/15/15	600,000	632,398
Freeport-McMoRan Copper & Gold, Inc.
2.15%, 03/01/17	500,000	501,674
Glencore Canada Corp.
6.00%, 10/15/15	250,000	270,870
International Paper Co.
7.95%, 06/15/18	100,000	123,873
7.50%, 08/15/21	250,000	309,217
7.30%, 11/15/39	300,000	367,570
Kinross Gold Corp.
6.88%, 09/01/41 (b)	350,000	316,794
Lubrizol Corp.
8.88%, 02/01/19	200,000	264,039
LYB International Finance BV
4.00%, 07/15/23	150,000	150,162
5.25%, 07/15/43	500,000	505,467
Monsanto Co.
2.75%, 04/15/16	100,000	104,828
Newmont Mining Corp.
4.88%, 03/15/42 (b)	250,000	186,464
Plains Exploration & Production Co.
6.75%, 02/01/22 (b)	350,000	382,680
Potash Corp. of Saskatchewan, Inc.
6.50%, 05/15/19	375,000	450,679
Rio Tinto Finance (USA) Ltd.
3.50%, 11/02/20	250,000	252,509
7.13%, 07/15/28	200,000	251,428
Rio Tinto Finance (USA) PLC
2.25%, 12/14/18 (b)	500,000	503,266
4.75%, 03/22/42 (b)	500,000	473,398
Southern Copper Corp.
5.25%, 11/08/42	200,000	162,158
Teck Resources Ltd.
4.75%, 01/15/22 (b)	300,000	303,493
The Dow Chemical Co.
7.38%, 11/01/29	325,000	416,838
The Mosaic Co.
4.25%, 11/15/23 (b)	150,000	149,564
5.63%, 11/15/43 (b)	350,000	357,565
The Valspar Corp.
4.20%, 01/15/22 (b)	150,000	150,840
Vale Overseas Ltd.
4.38%, 01/11/22	375,000	364,044
5.63%, 09/11/42	500,000	445,114

		11,754,036

Capital Goods 1.0%
Caterpillar Financial Services Corp.
0.70%, 11/06/15	250,000	250,652
1.25%, 11/06/17	700,000	694,617
Deere & Co.
5.38%, 10/16/29	550,000	611,613
Eaton Corp.
0.95%, 11/02/15	150,000	150,615
1.50%, 11/02/17	200,000	197,651
2.75%, 11/02/22	250,000	232,361
4.00%, 11/02/32	150,000	139,841
General Electric Co.
0.85%, 10/09/15	100,000	100,599
5.25%, 12/06/17	750,000	860,443
2.70%, 10/09/22	150,000	142,852
4.13%, 10/09/42	250,000	229,739
Honeywell International, Inc.
5.00%, 02/15/19	150,000	171,607
5.38%, 03/01/41	250,000	280,442
Ingersoll-Rand Global Holding Co., Ltd.
6.88%, 08/15/18	150,000	178,011
John Deere Capital Corp.
1.70%, 01/15/20	150,000	142,283
Joy Global, Inc.
6.00%, 11/15/16	150,000	167,695
L-3 Communications Corp.
5.20%, 10/15/19	350,000	384,936
4.75%, 07/15/20	250,000	263,228
4.95%, 02/15/21 (b)	250,000	264,777
Lockheed Martin Corp.
6.15%, 09/01/36	200,000	229,916
5.50%, 11/15/39	100,000	106,660
Owens Corning
4.20%, 12/15/22 (b)	500,000	485,497
Raytheon Co.
3.13%, 10/15/20	200,000	202,580
4.88%, 10/15/40	150,000	150,393
Republic Services, Inc.
4.75%, 05/15/23 (b)	500,000	527,403
The Boeing Co.
3.75%, 11/20/16	300,000	326,056
6.88%, 03/15/39	100,000	133,837
United Technologies Corp.
1.80%, 06/01/17	250,000	255,267
6.13%, 02/01/19	500,000	600,258
4.50%, 06/01/42	500,000	487,679
Waste Management, Inc.
7.00%, 07/15/28	200,000	245,442

		9,214,950

Communications 2.1%
21st Century Fox America, Inc.
5.30%, 12/15/14	250,000	262,203
4.00%, 10/01/23 (c)	300,000	300,812
6.40%, 12/15/35	250,000	281,384
6.15%, 03/01/37	450,000	494,526
America Movil, S.A.B. de CV
3.63%, 03/30/15	300,000	310,681
5.00%, 10/16/19	200,000	220,813
4.38%, 07/16/42	300,000	251,903
American Tower Corp.
3.40%, 02/15/19	200,000	203,217
5.00%, 02/15/24	200,000	204,545
AT&T, Inc.
0.90%, 02/12/16	500,000	499,488
5.50%, 02/01/18	200,000	227,515
3.00%, 02/15/22	350,000	327,695
6.15%, 09/15/34	300,000	320,579
5.35%, 09/01/40	250,000	242,475

4

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
British Telecommunications PLC
2.00%, 06/22/15	300,000	305,658
CBS Corp.
5.75%, 04/15/20	275,000	311,423
7.88%, 07/30/30	325,000	400,861
Comcast Corp.
5.90%, 03/15/16	600,000	667,889
5.70%, 07/01/19	200,000	234,103
2.85%, 01/15/23 (g)	100,000	93,947
6.50%, 11/15/35	175,000	202,369
Deutsche Telekom International Finance BV
6.00%, 07/08/19	400,000	470,093
DIRECTV Holdings LLC
3.13%, 02/15/16	500,000	521,724
5.20%, 03/15/20	100,000	108,240
6.00%, 08/15/40 (b)	350,000	341,461
Discovery Communications LLC
5.63%, 08/15/19	50,000	57,638
Grupo Televisa S.A.B.
6.63%, 03/18/25	400,000	463,965
NBCUniversal Media LLC
3.65%, 04/30/15	125,000	130,502
5.95%, 04/01/41	150,000	163,816
4.45%, 01/15/43	250,000	224,884
Orange S.A.
8.75%, 03/01/31 (a)	200,000	276,290
5.38%, 01/13/42	100,000	100,543
Pacific Bell Telephone Co.
7.13%, 03/15/26	750,000	893,652
Qwest Corp.
6.75%, 12/01/21	300,000	326,698
Rogers Communications, Inc.
3.00%, 03/15/23 (b)	400,000	372,597
TCI Communication, Inc.
7.13%, 02/15/28	350,000	439,430
Telefonica Emisiones S.A.U.
3.99%, 02/16/16	200,000	211,055
6.42%, 06/20/16	350,000	391,920
5.13%, 04/27/20	100,000	106,354
7.05%, 06/20/36	100,000	109,247
Telefonos de Mexico, S.A.B. de CV
5.50%, 11/15/19	250,000	278,485
Time Warner Cable, Inc.
5.85%, 05/01/17	600,000	661,907
8.25%, 04/01/19	200,000	235,016
4.50%, 09/15/42 (b)	250,000	185,595
Verizon Communications, Inc.
2.50%, 09/15/16	300,000	311,743
1.10%, 11/01/17	250,000	244,236
3.65%, 09/14/18	350,000	372,524
4.50%, 09/15/20	500,000	537,687
5.15%, 09/15/23	750,000	801,908
6.40%, 09/15/33	700,000	783,737
5.85%, 09/15/35	650,000	680,556
6.55%, 09/15/43	1,000,000	1,142,051
Vodafone Group PLC
4.63%, 07/15/18	500,000	557,742
6.15%, 02/27/37	250,000	272,284

		19,139,666

Consumer Cyclical 1.6%
Amazon.com, Inc.
2.50%, 11/29/22 (b)	200,000	183,151
CVS Caremark Corp.
3.25%, 05/18/15	500,000	519,073
4.75%, 05/18/20 (b)	350,000	386,437
6.13%, 09/15/39	250,000	285,053
Daimler Finance North America LLC
2.30%, 01/09/15	250,000	254,051
Darden Restaurants, Inc.
3.35%, 11/01/22 (b)	150,000	130,060
eBay, Inc.
1.63%, 10/15/15	400,000	408,612
Ford Motor Co.
7.45%, 07/16/31	100,000	122,366
4.75%, 01/15/43	200,000	179,481
Ford Motor Credit Co. LLC
3.88%, 01/15/15	250,000	258,468
2.75%, 05/15/15	1,250,000	1,284,571
6.63%, 08/15/17	750,000	876,730
4.25%, 09/20/22	550,000	558,210
Historic TW, Inc.
6.88%, 06/15/18	500,000	603,087
Lowe’s Cos., Inc.
3.12%, 04/15/22 (b)	150,000	146,577
4.65%, 04/15/42 (b)	100,000	96,377
Macy’s Retail Holdings, Inc.
6.90%, 04/01/29	200,000	225,672
5.13%, 01/15/42 (b)	250,000	237,434
Marriott International, Inc.
3.00%, 03/01/19 (b)	350,000	356,311
McDonald’s Corp.
2.63%, 01/15/22	400,000	384,618
3.70%, 02/15/42	200,000	171,515
NIKE, Inc.
2.25%, 05/01/23 (b)	200,000	182,431
3.63%, 05/01/43 (b)	100,000	85,849
Nordstrom, Inc.
6.25%, 01/15/18	100,000	117,166
QVC, Inc.
5.13%, 07/02/22	300,000	299,146
Starbucks Corp.
3.85%, 10/01/23 (b)	100,000	100,827
Target Corp.
6.35%, 11/01/32	500,000	597,178
The Gap, Inc.
5.95%, 04/12/21 (b)	400,000	443,987
The Home Depot, Inc.
3.75%, 02/15/24 (b)	150,000	151,294
5.88%, 12/16/36	500,000	573,878
4.88%, 02/15/44 (b)	150,000	153,034
The Walt Disney Co.
5.63%, 09/15/16	300,000	340,102
4.13%, 12/01/41	100,000	92,018
Time Warner, Inc.
4.88%, 03/15/20	400,000	441,519
Toyota Motor Credit Corp.
3.40%, 09/15/21	100,000	100,912
VF Corp.
6.45%, 11/01/37	50,000	58,592
Viacom, Inc.
4.25%, 09/01/23 (b)	150,000	151,798
6.88%, 04/30/36	500,000	574,675
5.85%, 09/01/43 (b)	100,000	104,495
Wal-Mart Stores, Inc.
5.80%, 02/15/18	300,000	351,312
3.25%, 10/25/20	500,000	516,672
5.88%, 04/05/27	275,000	332,134
5.25%, 09/01/35	100,000	108,045
6.50%, 08/15/37	150,000	187,404

 5

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
6.20%, 04/15/38	125,000	149,827
Wyndham Worldwide Corp.
5.63%, 03/01/21	250,000	269,024

		14,151,173

Consumer Non-Cyclical 3.0%
AbbVie, Inc.
2.00%, 11/06/18	500,000	499,243
4.40%, 11/06/42	100,000	91,773
Actavis, Inc.
1.88%, 10/01/17	181,000	180,750
3.25%, 10/01/22 (b)	1,084,000	1,017,388
4.63%, 10/01/42 (b)	135,000	122,583
Altria Group, Inc.
9.70%, 11/10/18	111,000	148,042
9.25%, 08/06/19	50,000	66,764
4.75%, 05/05/21	150,000	161,486
2.85%, 08/09/22	200,000	184,573
9.95%, 11/10/38	17,000	26,124
4.25%, 08/09/42	250,000	211,276
AmerisourceBergen Corp.
4.88%, 11/15/19	600,000	676,438
3.50%, 11/15/21 (b)	150,000	150,351
Amgen, Inc.
2.50%, 11/15/16	250,000	259,773
5.70%, 02/01/19	500,000	581,901
3.63%, 05/15/22 (b)	150,000	149,556
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 11/15/14	500,000	523,084
1.38%, 07/15/17	800,000	803,172
5.00%, 04/15/20	450,000	508,282
4.38%, 02/15/21	150,000	162,087
3.75%, 07/15/42	200,000	172,608
Archer-Daniels-Midland Co.
5.45%, 03/15/18	150,000	172,372
4.48%, 03/01/21 (a)	300,000	321,289
5.38%, 09/15/35	250,000	266,221
AstraZeneca PLC
6.45%, 09/15/37	500,000	606,730
Baxter International, Inc.
4.50%, 06/15/43 (b)	300,000	291,071
Boston Scientific Corp.
4.13%, 10/01/23 (b)	250,000	249,752
Bristol-Myers Squibb Co.
3.25%, 08/01/42	150,000	119,206
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	100,000	124,757
Cardinal Health, Inc.
4.00%, 06/15/15	250,000	262,563
3.20%, 03/15/23	250,000	234,873
4.60%, 03/15/43	100,000	92,618
ConAgra Foods, Inc.
1.90%, 01/25/18	250,000	248,887
7.00%, 04/15/19	250,000	302,469
Covidien International Finance S.A.
6.00%, 10/15/17	400,000	463,687
Diageo Capital PLC
1.13%, 04/29/18	250,000	244,110
5.88%, 09/30/36	150,000	172,042
Express Scripts Holding Co.
2.10%, 02/12/15	500,000	508,490
2.65%, 02/15/17	250,000	259,080
4.75%, 11/15/21	450,000	479,845
General Mills, Inc.
5.20%, 03/17/15	250,000	264,798
GlaxoSmithKline Capital, Inc.
6.38%, 05/15/38	400,000	496,278
Hasbro, Inc.
6.30%, 09/15/17	100,000	114,547
Johnson & Johnson
4.95%, 05/15/33	100,000	110,080
4.85%, 05/15/41	200,000	212,698
Kellogg Co.
7.45%, 04/01/31	250,000	318,474
Kimberly-Clark Corp.
7.50%, 11/01/18	325,000	409,164
Koninklijke Philips NV
5.00%, 03/15/42	300,000	299,209
Kraft Foods Group, Inc.
5.38%, 02/10/20	392,000	446,164
5.00%, 06/04/42	300,000	294,323
Laboratory Corp. of America Holdings
2.50%, 11/01/18	250,000	249,856
4.00%, 11/01/23 (b)	400,000	391,466
Lorillard Tobacco Co.
2.30%, 08/21/17	350,000	353,706
6.88%, 05/01/20	100,000	116,623
Mead Johnson Nutrition Co.
3.50%, 11/01/14	300,000	307,333
Medtronic, Inc.
3.13%, 03/15/22 (b)	250,000	244,962
Merck & Co., Inc.
3.88%, 01/15/21 (b)	700,000	741,911
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	200,000	230,320
Molson Coors Brewing Co.
3.50%, 05/01/22	100,000	99,379
Mondelez International, Inc.
4.13%, 02/09/16	500,000	532,748
6.13%, 02/01/18	400,000	469,664
5.38%, 02/10/20	358,000	405,301
Mylan, Inc.
1.80%, 06/24/16 (c)	200,000	202,772
Newell Rubbermaid, Inc.
2.05%, 12/01/17	150,000	149,758
4.70%, 08/15/20	200,000	211,565
PepsiCo, Inc.
2.25%, 01/07/19 (b)	200,000	201,968
4.50%, 01/15/20	250,000	276,447
4.88%, 11/01/40	500,000	502,067
Pfizer, Inc.
5.35%, 03/15/15	350,000	371,715
6.20%, 03/15/19	500,000	601,598
7.20%, 03/15/39	250,000	335,621
Philip Morris International, Inc.
1.13%, 08/21/17	250,000	247,409
2.50%, 08/22/22	100,000	91,859
Reynolds American, Inc.
1.05%, 10/30/15	100,000	100,446
3.25%, 11/01/22	100,000	93,027
4.75%, 11/01/42	100,000	88,450
Safeway, Inc.
7.25%, 02/01/31	250,000	259,275
Sanofi
2.63%, 03/29/16	800,000	835,796
1.25%, 04/10/18	250,000	246,208
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	250,000	276,206
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	200,000	196,399

6

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
The Coca-Cola Co.
3.15%, 11/15/20	200,000	206,873
The Kroger Co.
3.90%, 10/01/15	200,000	210,560
3.85%, 08/01/23 (b)	100,000	98,521
5.40%, 07/15/40 (b)	50,000	50,088
The Procter & Gamble Co.
4.70%, 02/15/19	400,000	456,395
Thermo Fisher Scientific, Inc.
3.20%, 03/01/16	100,000	104,484
Unilever Capital Corp.
4.25%, 02/10/21	500,000	545,643
Zimmer Holdings, Inc.
5.75%, 11/30/39	400,000	441,074
Zoetis, Inc.
4.70%, 02/01/43 (b)	100,000	92,997

		26,721,541

Energy 1.6%
Anadarko Petroleum Corp.
6.38%, 09/15/17	250,000	291,988
6.45%, 09/15/36	100,000	116,312
Baker Hughes, Inc.
7.50%, 11/15/18	100,000	125,448
BP Capital Markets PLC
1.85%, 05/05/17	150,000	153,123
1.38%, 05/10/18	250,000	245,992
4.50%, 10/01/20	300,000	327,461
3.56%, 11/01/21	600,000	608,890
3.25%, 05/06/22	250,000	245,454
2.75%, 05/10/23	150,000	139,125
Canadian Natural Resources Ltd.
5.70%, 05/15/17	250,000	284,221
5.85%, 02/01/35	500,000	532,247
6.25%, 03/15/38	200,000	225,259
Chevron Corp.
3.19%, 06/24/23 (b)	150,000	146,429
Diamond Offshore Drilling, Inc.
4.88%, 11/01/43 (b)	150,000	147,626
Halliburton Co.
7.45%, 09/15/39	225,000	300,864
Hess Corp.
8.13%, 02/15/19	300,000	377,373
7.30%, 08/15/31	300,000	363,750
7.13%, 03/15/33	84,000	100,685
5.60%, 02/15/41	100,000	105,223
Husky Energy, Inc.
7.25%, 12/15/19	163,000	200,325
Kerr-McGee Corp.
6.95%, 07/01/24	250,000	299,310
Marathon Oil Corp.
0.90%, 11/01/15	100,000	100,201
2.80%, 11/01/22 (b)	200,000	186,356
Nabors Industries, Inc.
2.35%, 09/15/16 (c)	200,000	202,983
5.10%, 09/15/23 (b)(c)	150,000	151,531
Nexen Energy ULC
6.20%, 07/30/19	125,000	146,423
5.88%, 03/10/35	300,000	322,336
Noble Energy, Inc.
8.25%, 03/01/19	100,000	126,211
6.00%, 03/01/41 (b)	150,000	165,563
Occidental Petroleum Corp.
4.13%, 06/01/16	200,000	216,336
Petrohawk Energy Corp.
7.88%, 06/01/15 (b)	650,000	666,412
7.25%, 08/15/18 (b)	300,000	325,500
Phillips 66
5.88%, 05/01/42	150,000	163,821
Plains Exploration & Production Co.
6.50%, 11/15/20 (b)	500,000	547,588
Shell International Finance BV
5.20%, 03/22/17	500,000	564,183
3.63%, 08/21/42	250,000	213,234
Suncor Energy, Inc.
6.50%, 06/15/38	500,000	586,642
Tosco Corp.
7.80%, 01/01/27	750,000	1,010,788
Total Capital S.A.
2.30%, 03/15/16	150,000	155,568
4.13%, 01/28/21	350,000	372,701
Transocean, Inc.
4.95%, 11/15/15	300,000	322,229
5.05%, 12/15/16	300,000	331,274
6.38%, 12/15/21	550,000	619,012
Valero Energy Corp.
9.38%, 03/15/19	250,000	325,677
10.50%, 03/15/39	200,000	298,032
Weatherford International Ltd.
4.50%, 04/15/22 (b)	500,000	506,243
XTO Energy, Inc.
6.75%, 08/01/37	100,000	132,774

		14,096,723

Other Industrial 0.0%
Thomas & Betts Corp.
5.63%, 11/15/21	250,000	289,091

Technology 1.0%
Apple, Inc.
0.45%, 05/03/16	100,000	99,767
1.00%, 05/03/18	200,000	194,969
2.40%, 05/03/23	300,000	272,459
3.85%, 05/04/43	100,000	83,767
Arrow Electronics, Inc.
3.38%, 11/01/15	250,000	259,776
3.00%, 03/01/18	200,000	203,573
4.50%, 03/01/23 (b)	500,000	490,122
Cisco Systems, Inc.
5.50%, 02/22/16	700,000	775,619
4.45%, 01/15/20	800,000	880,961
5.90%, 02/15/39	150,000	168,812
Fiserv, Inc.
3.13%, 06/15/16	250,000	261,530
Harris Corp.
6.15%, 12/15/40	150,000	160,608
Hewlett-Packard Co.
2.60%, 09/15/17	300,000	306,382
4.65%, 12/09/21	350,000	360,240
Intel Corp.
1.95%, 10/01/16	250,000	258,389
3.30%, 10/01/21	250,000	252,301
4.80%, 10/01/41	150,000	145,793
International Business Machines Corp.
7.63%, 10/15/18	700,000	886,726
Leidos, Inc.
5.50%, 07/01/33	150,000	139,191
Microsoft Corp.
5.30%, 02/08/41	150,000	159,957

 7

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Motorola Solutions, Inc.
3.50%, 03/01/23	500,000	464,452
Oracle Corp.
5.25%, 01/15/16	100,000	109,647
2.38%, 01/15/19	600,000	610,519
3.63%, 07/15/23	400,000	398,673
5.38%, 07/15/40	100,000	107,842
Xerox Corp.
4.25%, 02/15/15	800,000	831,604

		8,883,679

Transportation 0.4%
American Airlines Pass-Through Trust
4.00%, 07/15/25	200,000	193,500
Burlington Northern Santa Fe LLC
5.65%, 05/01/17	400,000	455,776
3.60%, 09/01/20 (b)	300,000	309,682
Canadian National Railway Co.
6.20%, 06/01/36	100,000	121,367
4.50%, 11/07/43 (b)	400,000	397,574
Canadian Pacific Railway Ltd.
4.50%, 01/15/22	500,000	525,082
CSX Corp.
3.70%, 10/30/20 (b)	500,000	518,010
4.10%, 03/15/44 (b)	400,000	343,723
FedEx Corp.
2.63%, 08/01/22	200,000	183,968
3.88%, 08/01/42	200,000	166,529
Norfolk Southern Corp.
5.90%, 06/15/19	300,000	352,169
Ryder System, Inc.
3.15%, 03/02/15	200,000	205,571
United Parcel Service, Inc.
6.20%, 01/15/38	150,000	184,061

		3,957,012

		108,207,871

Utilities 2.3%

Electric 1.5%
Alabama Power Co.
4.10%, 01/15/42	100,000	90,298
Ameren Illinois Co.
2.70%, 09/01/22 (b)	400,000	379,962
Appalachian Power Co.
6.38%, 04/01/36	100,000	112,033
7.00%, 04/01/38	300,000	362,819
Commonwealth Edison Co.
1.95%, 09/01/16 (b)	500,000	513,261
Consolidated Edison Co. of New York, Inc.
5.30%, 03/01/35	350,000	376,181
Consumers Energy Co.
3.95%, 05/15/43 (b)	400,000	359,648
Dominion Resources, Inc.
4.45%, 03/15/21	450,000	482,751
5.25%, 08/01/33 (b)	500,000	535,867
DTE Electric Co.
3.65%, 03/15/24 (b)	150,000	151,715
Duke Energy Carolinas LLC
4.30%, 06/15/20	100,000	108,485
6.45%, 10/15/32	350,000	417,854
Duke Energy Florida, Inc.
4.55%, 04/01/20	750,000	823,021
Duke Energy Progress, Inc.
4.10%, 05/15/42 (b)	250,000	230,756
Exelon Generation Co. LLC
4.00%, 10/01/20 (b)	300,000	300,593
5.60%, 06/15/42 (b)	300,000	282,255
Florida Power & Light Co.
6.20%, 06/01/36	500,000	615,641
Georgia Power Co.
4.75%, 09/01/40	200,000	192,454
LG&E & KU Energy LLC
3.75%, 11/15/20 (b)	600,000	607,474
National Rural Utilities Cooperative Finance Corp.
3.05%, 03/01/16	500,000	523,945
NextEra Energy Capital Holdings, Inc.
3.63%, 06/15/23 (b)	200,000	190,046
Oncor Electric Delivery Co. LLC
6.80%, 09/01/18	300,000	358,332
Pacific Gas & Electric Co.
3.50%, 10/01/20 (b)	200,000	204,684
6.05%, 03/01/34	300,000	340,323
5.80%, 03/01/37	400,000	438,582
Pacificorp
5.50%, 01/15/19	150,000	174,981
6.00%, 01/15/39	500,000	592,140
PPL Electric Utilities Corp.
2.50%, 09/01/22 (b)	400,000	374,818
PSEG Power LLC
5.13%, 04/15/20	150,000	164,277
8.63%, 04/15/31	500,000	684,551
San Diego Gas & Electric Co.
4.50%, 08/15/40	250,000	250,100
Sierra Pacific Power Co.
6.00%, 05/15/16	200,000	224,284
Southern California Edison Co.
5.50%, 08/15/18	250,000	290,714
The Southern Co.
2.38%, 09/15/15	450,000	461,990
TransAlta Corp.
4.50%, 11/15/22 (b)	250,000	241,311
Union Electric Co.
3.90%, 09/15/42 (b)	200,000	178,742
Westar Energy, Inc.
4.13%, 03/01/42 (b)	100,000	93,019
Xcel Energy, Inc.
4.70%, 05/15/20 (b)	315,000	349,764
4.80%, 09/15/41 (b)	300,000	292,471

		13,372,142

Natural Gas 0.8%
CenterPoint Energy Resources Corp.
5.85%, 01/15/41 (b)	100,000	114,707
Dominion Gas Holdings LLC
4.80%, 11/01/43 (b)(c)	400,000	391,452
El Paso Pipeline Partners Operating Co., LLC
4.70%, 11/01/42 (b)	100,000	88,170
Energy Transfer Partners LP
9.00%, 04/15/19	187,000	237,809
5.20%, 02/01/22 (b)	250,000	266,398
6.63%, 10/15/36	200,000	216,547
5.15%, 02/01/43 (b)	150,000	138,185
Enterprise Products Operating LLC
6.30%, 09/15/17	700,000	814,260
4.85%, 08/15/42 (b)	250,000	234,288
Kinder Morgan Energy Partners LP
6.00%, 02/01/17	300,000	339,672

8

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
6.85%, 02/15/20	400,000	477,837
6.95%, 01/15/38	250,000	293,706
5.00%, 08/15/42 (b)	200,000	185,987
Magellan Midstream Partners LP
4.20%, 12/01/42 (b)	250,000	214,877
Nisource Finance Corp.
5.25%, 02/15/43 (b)	300,000	287,251
Plains All American Pipeline LP
3.95%, 09/15/15	250,000	263,831
3.85%, 10/15/23 (b)	250,000	245,817
Sempra Energy
6.15%, 06/15/18	500,000	584,427
Southern Natural Gas Co. LLC
5.90%, 04/01/17 (c)	150,000	171,095
Southwest Gas Corp.
3.88%, 04/01/22 (b)	100,000	102,505
Spectra Energy Partners LP
2.95%, 09/25/18 (b)	300,000	307,159
TransCanada PipeLines Ltd.
6.50%, 08/15/18	325,000	389,240
3.75%, 10/16/23	100,000	98,890
6.20%, 10/15/37	150,000	171,099
5.00%, 10/16/43 (b)	150,000	149,594
Williams Partners LP
7.25%, 02/01/17	250,000	291,454
4.13%, 11/15/20 (b)	500,000	514,886

		7,591,143

		20,963,285

Total Corporate Bonds
(Cost $188,817,401)		193,145,448

U.S. Government and Government Agencies 40.1% of net assets

U.S. Government Agency Securities 4.3%
Egypt Government AID Bonds
4.45%, 09/15/15	1,000,000	1,073,330
Fannie Mae
0.50%, 05/27/15	500,000	501,977
4.38%, 10/15/15	2,000,000	2,152,006
2.38%, 04/11/16	1,000,000	1,045,057
1.25%, 09/28/16	3,000,000	3,058,635
5.38%, 06/12/17	1,000,000	1,156,362
1.20%, 07/17/17 (b)	1,000,000	999,995
0.88%, 08/28/17	2,500,000	2,492,447
1.50%, 10/17/19 (b)	4,000,000	3,850,320
6.63%, 11/15/30	500,000	666,067
Federal Farm Credit Bank
4.88%, 01/17/17	500,000	565,687
Federal Home Loan Bank
0.25%, 02/20/15	1,250,000	1,250,891
5.38%, 05/18/16	1,000,000	1,122,079
0.38%, 06/24/16	1,500,000	1,499,653
1.00%, 11/09/17 (b)	1,000,000	990,061
5.00%, 11/17/17	750,000	867,515
5.38%, 05/15/19	500,000	590,975
5.50%, 07/15/36	500,000	596,645
Freddie Mac
0.63%, 12/29/14	1,500,000	1,507,359
0.50%, 08/19/15 (b)	2,000,000	2,003,188
4.75%, 11/17/15	2,000,000	2,173,668
2.00%, 08/25/16	1,000,000	1,039,605
0.88%, 03/07/18	3,750,000	3,690,476
4.88%, 06/13/18	1,000,000	1,154,319
2.38%, 01/13/22	1,500,000	1,460,827
Tennessee Valley Authority
4.65%, 06/15/35	1,000,000	1,015,851

		38,524,995

U.S. Treasury Obligations 35.8%
U.S. Treasury Bonds
7.25%, 05/15/16	1,000,000	1,168,203
8.13%, 08/15/19	1,000,000	1,358,242
6.00%, 02/15/26	3,500,000	4,570,233
6.13%, 11/15/27	400,000	532,281
5.25%, 02/15/29	1,750,000	2,154,688
5.00%, 05/15/37	500,000	608,242
4.25%, 05/15/39	1,000,000	1,092,031
4.38%, 11/15/39	500,000	556,524
4.63%, 02/15/40	2,500,000	2,890,430
4.38%, 05/15/40	1,750,000	1,946,739
3.88%, 08/15/40	5,300,000	5,427,947
4.25%, 11/15/40	1,650,000	1,797,726
4.75%, 02/15/41	1,450,000	1,708,281
4.38%, 05/15/41	1,250,000	1,388,770
3.75%, 08/15/41	2,000,000	1,996,562
3.13%, 11/15/41	2,285,000	2,021,869
3.13%, 02/15/42	2,230,000	1,969,369
2.75%, 08/15/42	1,925,000	1,563,310
2.75%, 11/15/42	2,000,000	1,620,624
3.13%, 02/15/43	1,000,000	877,266
3.63%, 08/15/43	2,000,000	1,934,218
U.S. Treasury Notes
0.25%, 12/15/14	1,000,000	1,001,152
2.63%, 12/31/14	4,130,000	4,239,945
0.25%, 01/15/15	8,000,000	8,007,184
2.25%, 01/31/15	2,050,000	2,099,608
0.25%, 02/15/15	2,000,000	2,001,406
4.00%, 02/15/15	2,000,000	2,091,484
0.38%, 03/15/15	6,000,000	6,014,064
2.50%, 04/30/15	5,800,000	5,988,500
0.25%, 05/15/15	7,750,000	7,755,146
4.13%, 05/15/15	1,000,000	1,056,758
2.13%, 05/31/15	6,000,000	6,171,798
0.38%, 06/15/15	3,865,000	3,874,434
4.25%, 08/15/15	1,000,000	1,068,301
1.25%, 08/31/15	4,000,000	4,070,156
0.25%, 09/15/15	5,000,000	4,999,610
1.25%, 09/30/15	2,000,000	2,036,328
0.25%, 10/15/15	3,500,000	3,499,247
0.38%, 11/15/15	2,000,000	2,003,828
4.50%, 11/15/15	1,000,000	1,082,422
0.25%, 11/30/15	5,500,000	5,496,562
1.38%, 11/30/15	1,000,000	1,021,719
0.25%, 12/15/15	1,000,000	999,258
2.13%, 12/31/15	2,700,000	2,802,516
2.00%, 01/31/16	2,250,000	2,332,001
0.38%, 02/15/16	4,000,000	4,004,220
4.50%, 02/15/16	1,000,000	1,091,758
2.13%, 02/29/16	1,000,000	1,040,234
0.38%, 03/15/16	2,000,000	2,001,484
0.25%, 04/15/16	8,000,000	7,978,440
2.63%, 04/30/16	1,000,000	1,054,141
0.25%, 05/15/16	4,500,000	4,485,060
5.13%, 05/15/16	1,000,000	1,115,820
3.25%, 05/31/16	1,000,000	1,071,133
3.25%, 06/30/16	1,000,000	1,072,969

 9

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
0.63%, 07/15/16	4,000,000	4,019,220
1.50%, 07/31/16	1,000,000	1,027,617
3.25%, 07/31/16	1,850,000	1,986,870
0.63%, 08/15/16	1,500,000	1,506,329
4.88%, 08/15/16	1,000,000	1,118,984
1.00%, 08/31/16	1,500,000	1,521,093
3.00%, 08/31/16	2,100,000	2,244,047
0.88%, 09/15/16	3,000,000	3,032,460
3.00%, 09/30/16	1,000,000	1,069,570
1.00%, 10/31/16	2,000,000	2,026,094
4.63%, 11/15/16	1,000,000	1,118,750
0.88%, 11/30/16	2,000,000	2,017,968
2.75%, 11/30/16	5,000,000	5,322,460
0.88%, 12/31/16	3,750,000	3,780,761
3.13%, 01/31/17	3,700,000	3,987,183
0.88%, 02/28/17	4,500,000	4,528,651
1.00%, 03/31/17	1,500,000	1,514,180
3.25%, 03/31/17	2,000,000	2,166,876
3.13%, 04/30/17	5,250,000	5,671,024
4.50%, 05/15/17	3,000,000	3,382,383
0.63%, 05/31/17	2,500,000	2,486,133
2.38%, 07/31/17	3,500,000	3,692,090
0.63%, 08/31/17	2,000,000	1,981,016
0.63%, 09/30/17	1,000,000	988,867
4.25%, 11/15/17	3,000,000	3,381,564
0.63%, 11/30/17	3,000,000	2,956,875
0.75%, 12/31/17	1,000,000	989,180
2.63%, 01/31/18	2,000,000	2,128,750
3.50%, 02/15/18	1,000,000	1,100,039
0.75%, 03/31/18	3,000,000	2,952,186
2.88%, 03/31/18	2,500,000	2,685,548
3.88%, 05/15/18	2,500,000	2,796,583
1.00%, 05/31/18	1,000,000	991,992
1.38%, 07/31/18	1,500,000	1,508,847
4.00%, 08/15/18	2,000,000	2,254,062
1.50%, 08/31/18	3,000,000	3,031,290
1.38%, 09/30/18	4,000,000	4,012,968
1.25%, 10/31/18	1,000,000	995,898
1.75%, 10/31/18	4,000,000	4,082,500
3.75%, 11/15/18	3,000,000	3,347,460
1.25%, 11/30/18	6,000,000	5,966,484
1.38%, 11/30/18	4,500,000	4,506,327
1.38%, 12/31/18	3,500,000	3,498,085
2.75%, 02/15/19	1,500,000	1,599,200
1.50%, 03/31/19	2,000,000	2,000,312
1.00%, 06/30/19	1,500,000	1,450,664
3.38%, 11/15/19	3,000,000	3,286,758
1.00%, 11/30/19	1,500,000	1,434,141
3.63%, 02/15/20	5,000,000	5,544,140
1.13%, 04/30/20	1,000,000	951,914
1.38%, 05/31/20	1,000,000	965,117
1.88%, 06/30/20	1,550,000	1,541,766
2.00%, 07/31/20	3,000,000	3,004,923
2.63%, 08/15/20	5,000,000	5,207,030
2.00%, 09/30/20	1,000,000	997,383
3.63%, 02/15/21	2,000,000	2,204,766
3.13%, 05/15/21	6,600,000	7,031,323
2.13%, 08/15/21	5,500,000	5,445,000
2.00%, 02/15/22	3,000,000	2,910,468
1.75%, 05/15/22	1,250,000	1,181,494
1.63%, 08/15/22	4,000,000	3,715,624
1.63%, 11/15/22	2,500,000	2,307,130
2.00%, 02/15/23	3,000,000	2,844,843
1.75%, 05/15/23	3,500,000	3,224,375
2.50%, 08/15/23	3,000,000	2,944,335

		322,982,211

Total U.S. Government and Government Agencies
(Cost $354,513,635)		361,507,206

Commercial Mortgage-Backed Securities 1.7% of net assets

Banc of America Commercial Mortgage Trust
Series 2007-1 Class A4
5.45%, 01/15/49 (b)	1,000,000	1,086,911
Series 2007-2 Class A4
5.79%, 04/10/49 (a)(b)	1,600,000	1,790,381
Series 2007-4 Class A4
5.94%, 02/10/51 (a)(b)	3,000,000	3,361,908
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 Class A4
5.41%, 12/11/40 (b)	2,237,000	2,381,418
Series 2007-T28 Class A4
5.74%, 09/11/42 (a)(b)	380,000	433,191
COMM 2013-CCRE11 Mortgage Trust
Series 2013-CR10 Class A4
4.21%, 08/10/46 (b)	1,500,000	1,572,310
Credit Suisse Commercial Mortgage Trust
Series 2006-C1 Class AM
5.64%, 02/15/39 (a)(b)	650,000	698,293
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)	800,000	885,962
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-LD12-A Class A2
5.83%, 02/15/51 (b)	2,017	2,028
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-LDP5 Class AJ
5.49%, 12/15/44 (a)(b)	1,025,000	1,090,658
Merrill Lynch Mortgage Trust
Series 2005-LC1 Class AM
5.49%, 01/12/44 (a)(b)	700,000	750,055
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class A4
4.22%, 07/15/46 (a)(b)	1,500,000	1,568,952

Total Commercial Mortgage-Backed Securities
(Cost $14,856,954)		15,622,067

Asset-Backed Obligations 0.5% of net assets

Chase Issuance Trust
Series 2007-A3 Class A3
5.23%, 04/15/19 (b)	1,515,000	1,714,615
Citibank Credit Card Issuance Trust
Series 2005-A2 Class A2
4.85%, 03/10/17 (b)	700,000	739,578
Series 2007-A8 Class A8
5.65%, 09/20/19 (b)	850,000	985,428
Discover Card Master Trust
Series 2012-A1 Class A1
0.81%, 08/15/17 (b)	600,000	602,683

10

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Honda Auto Receivables Owner Trust
Series 2012-4 Class A3
0.52%, 08/18/16 (b)	200,000	200,331

Total Asset-Backed Obligations
(Cost $4,274,488)		4,242,635

Foreign Securities 4.9% of net assets

Foreign Agencies 1.6%

Austria 0.1%
Oesterreichische Kontrollbank AG
1.13%, 07/06/15	400,000	405,108

Brazil 0.3%
Petrobras Global Finance BV
4.38%, 05/20/23	750,000	689,122
5.63%, 05/20/43	350,000	290,848
Petrobras International Finance Co.
3.88%, 01/27/16	500,000	519,297
5.75%, 01/20/20	200,000	208,918
5.38%, 01/27/21	500,000	504,055

		2,212,240

Germany 0.6%
Kreditanstalt Fuer Wiederaufbau
1.25%, 10/26/15 (d)	1,000,000	1,017,877
2.63%, 02/16/16 (d)	1,000,000	1,048,964
4.88%, 01/17/17 (d)	850,000	958,993
4.50%, 07/16/18 (d)	1,250,000	1,422,500
4.00%, 01/27/20 (d)	250,000	277,762
2.75%, 09/08/20 (d)	750,000	771,361

		5,497,457

Japan 0.1%
Japan Finance Corp.
2.88%, 02/02/15	300,000	308,828
2.50%, 01/21/16	400,000	416,500
2.25%, 07/13/16	300,000	313,131

		1,038,459

Mexico 0.2%
Pemex Project Funding Master Trust
6.63%, 06/15/35	1,000,000	1,030,000
Petroleos Mexicanos
4.88%, 03/15/15	425,000	447,313
5.50%, 01/21/21	500,000	540,000

		2,017,313

Norway 0.1%
Statoil A.S.A.
3.13%, 08/17/17	200,000	213,358
7.75%, 06/15/23	100,000	130,251
3.70%, 03/01/24	600,000	601,746
5.10%, 08/17/40	250,000	260,932

		1,206,287

Republic of Korea 0.1%
Export-Import Bank of Korea
4.00%, 01/11/17	600,000	646,274
Korea Development Bank
3.00%, 09/14/22	500,000	479,157

		1,125,431

Sweden 0.1%
Svensk Exportkredit AB
1.13%, 04/05/18	750,000	742,527

		14,244,822

Foreign Local Government 0.5%

Canada 0.5%
Province of British Columbia
2.00%, 10/23/22	400,000	365,612
Province of Manitoba
1.13%, 06/01/18	500,000	494,779
Province of Ontario
0.95%, 05/26/15	100,000	100,998
1.00%, 07/22/16	300,000	302,680
4.00%, 10/07/19	400,000	441,094
4.40%, 04/14/20	975,000	1,087,448
Province of Quebec
5.13%, 11/14/16	350,000	394,268
7.50%, 09/15/29	650,000	886,010

		4,072,889

Sovereign 1.4%

Brazil 0.2%
Federative Republic of Brazil
6.00%, 01/17/17	500,000	560,000
4.88%, 01/22/21	250,000	266,250
8.88%, 04/15/24	675,000	911,250
5.63%, 01/07/41	500,000	482,500

		2,220,000

Chile 0.1%
Republic of Chile
3.88%, 08/05/20	600,000	633,750
3.63%, 10/30/42	200,000	158,500

		792,250

Colombia 0.1%
Republic of Colombia
7.38%, 09/18/37	650,000	796,250

Italy 0.1%
Republic of Italy
3.13%, 01/26/15	550,000	563,909
5.38%, 06/12/17	500,000	549,543
6.88%, 09/27/23	250,000	302,300

		1,415,752

Mexico 0.3%
United Mexican States
5.63%, 01/15/17	300,000	336,000
3.63%, 03/15/22	1,000,000	993,500
6.75%, 09/27/34	750,000	871,125
6.05%, 01/11/40	150,000	160,875

		2,361,500

Panama 0.0%
Republic of Panama
7.25%, 03/15/15	31,000	33,558
5.20%, 01/30/20	100,000	108,750
6.70%, 01/26/36	200,000	223,000

		365,308

 11

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Peru 0.1%
Republic of Peru
7.13%, 03/30/19	650,000	781,625

Philippines 0.1%
Republic of the Philippines
5.00%, 01/13/37	500,000	525,625

Poland 0.1%
Republic of Poland
5.13%, 04/21/21	750,000	819,375

Republic of Korea 0.0%
Republic of Korea
7.13%, 04/16/19	250,000	311,512

South Africa 0.1%
Republic of South Africa
6.88%, 05/27/19	500,000	575,000

Turkey 0.2%
Republic of Turkey
5.63%, 03/30/21	1,000,000	1,043,000
7.38%, 02/05/25	500,000	561,750
4.88%, 04/16/43	500,000	404,250

		2,009,000

		12,973,197

Supranational 1.4%
African Development Bank
2.50%, 03/15/16	350,000	366,304
Asian Development Bank
2.50%, 03/15/16	750,000	785,935
5.59%, 07/16/18	500,000	588,810
European Bank for Reconstruction & Development
2.50%, 03/15/16	500,000	524,022
1.00%, 02/16/17 (g)	250,000	252,074
European Investment Bank
1.63%, 09/01/15	400,000	409,376
2.50%, 05/16/16	800,000	838,765
5.13%, 05/30/17	1,900,000	2,174,413
1.00%, 06/15/18	750,000	738,438
2.88%, 09/15/20	600,000	616,246
4.88%, 02/15/36	150,000	166,672
Inter-American Development Bank
2.25%, 07/15/15	500,000	515,741
1.13%, 03/15/17	500,000	506,815
3.88%, 09/17/19	500,000	554,529
International Bank for Reconstruction & Development
2.38%, 05/26/15	700,000	722,191
2.13%, 03/15/16	800,000	830,844
2.13%, 02/13/23	500,000	478,927
International Finance Corp.
2.75%, 04/20/15	350,000	362,059
2.25%, 04/11/16	500,000	521,400
1.75%, 09/04/18	350,000	355,810
Nordic Investment Bank
0.50%, 04/14/16	750,000	751,716

		13,061,087

Total Foreign Securities
(Cost $44,529,684)		44,351,995

Municipal Bonds 0.9% of net assets

Fixed-Rate Obligations 0.9%
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	850,000	1,052,538
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	1,000,000	1,302,910
Catholic Health Initiatives
1.60%, 11/01/17	150,000	147,727
Connecticut
GO (Build America Bonds) Series 2010D
5.09%, 10/01/30	100,000	101,751
GO (Teachers’ Retirement Fund) Series 2008A
5.85%, 03/15/32	300,000	331,941
East Bay Municipal Utility District
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	700,000	818,132
Illinois
GO Bonds Series 2011
5.37%, 03/01/17	750,000	813,937
JobsOhio Beverage System
Statewide Senior Lien Liquor Profits RB Series 2013B
3.99%, 01/01/29	750,000	691,695
Maryland State Transportation Auth
RB (Build America Bonds) Series 2009B
5.89%, 07/01/43	100,000	114,827
Metropolitan Government of Nashville & Davidson Cnty
GO (Build America Bonds) Series 2010B
5.71%, 07/01/34	200,000	217,026
Metropolitan Transportation Auth
GO (Build America Bonds) Series 2010E
6.81%, 11/15/40	350,000	421,712
New Jersey State Turnpike Auth
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	100,000	135,104
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	700,000	914,914
New York City Municipal Water Finance Auth
Water and Sewer Systems Second General Resolution RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	150,000	174,384
President and Fellows of Harvard College
3.62%, 10/01/37	400,000	350,218
Texas State Transportation Commission
RB (Build America Bonds) Series 2010B
5.03%, 04/01/26	600,000	657,216

Total Municipal Bonds
(Cost $7,839,561)		8,246,032

12

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Other Investment Company 2.2% of net assets

Money Market Fund 2.2%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (e)	19,716,402	19,716,402

Total Other Investment Company
(Cost $19,716,402)		19,716,402

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.1% of net assets

U.S. Government Agency Securities 2.1%
Federal Home Loan Bank
0.03%, 12/11/13 (f)	10,000,000	9,999,970
0.04%, 12/19/13 (f)	8,800,000	8,799,956

Total Short-Term Investments
(Cost $18,799,741)		18,799,926

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.0% of net assets

State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (e)	350,738	350,738

Total Collateral Invested for Securities on Loan
(Cost $350,738)		350,738

End of Collateral Invested for Securities on Loan.

At 11/30/13, the tax basis cost of the fund’s investments was $917,836,856 and the unrealized appreciation and depreciation were $23,762,188 and ($9,750,144), respectively, with a net unrealized appreciation of $14,012,044.

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,420,645 or 0.2% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.
(f)	The rate shown is the purchase yield.
(g)	All or a portion of this security is on loan. Securities on loan were valued at $342,166.

GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

 13

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

14

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Mortgage-Backed Securities[1]	$—	$266,217,189	$—	$266,217,189
Corporate Bonds[1]	—	193,145,448	—	193,145,448
U.S. Government and Government Agencies[1]	—	361,507,206	—	361,507,206
Commercial Mortgage-Backed Securities	—	15,622,067	—	15,622,067
Asset-Backed Obligations	—	4,242,635	—	4,242,635
Foreign Securities[1]	—	44,351,995	—	44,351,995
Municipal Bonds[1]	—	8,246,032	—	8,246,032
Other Investment Company[1]	19,716,402	—	—	19,716,402
Short-Term Investments[1]	—	18,799,926	—	18,799,926

Total	$19,716,402	$912,132,498	$—	$931,848,900

Other Financial Instruments
Collateral Invested for Securities on Loan	$350,738	$—	$—	$350,738

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2013.

REG406017NOV13

 15

Schwab Investments
Schwab GNMA Fund™

Portfolio Holdings as of November 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

113.8%		Mortgage-Backed Securities	359,605,696	361,496,288
0.9%		Other Investment Company	2,874,430	2,874,430
4.7%		Short-Term Investment	14,999,875	14,999,955

119.4%		Total Investments	377,480,001	379,370,673
(9	.6)%	TBA Sale Commitments	(30,629,375)	(30,489,070)
(9.8%)		Other Assets and Liabilities, Net		(31,104,982)

100.0%		Net Assets		317,776,621

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Mortgage-Backed Securities 113.8% of net assets

U.S. Government Agency Mortgages 113.8%
Fannie Mae
5.45%, 12/01/31 to 07/01/32 (b)	234,743	258,986
5.49%, 09/01/29 to 09/01/31 (b)	168,323	185,206
5.50%, 09/01/17 (b)	114,976	122,429
5.81%, 12/01/31 (b)	72,971	79,869
6.50%, 04/01/31 (b)	167,172	186,543
7.17%, 11/01/30 (b)	16,945	17,033
Fannie Mae REMICs
3.75%, 05/25/33 (b)	756,630	767,290
4.50%, 07/25/19 (b)	16,443	16,449
7.00%, 09/25/22 (b)	85,039	95,984
Freddie Mac REMICs
2.00%, 07/15/20 (b)	576,532	582,722
4.00%, 11/15/23 (b)	812,539	836,930
5.00%, 08/15/32 (b)	32,162	32,302
6.50%, 03/15/14 (b)	5,836	36
Ginnie Mae
1.63%, 07/20/24 to 04/20/37 (a)(b)	652,994	680,367
2.00%, 07/20/28 (b)	195,331	190,361
2.13%, 08/20/33 (a)(b)	82,350	85,933
2.50%, 04/15/27 to 06/15/28 (b)	3,027,470	3,038,462
3.00%, 02/15/26 to 04/20/43 (b)	16,021,249	15,914,015
3.50%, 02/20/16 (a)(b)	20,103	20,846
3.50%, 01/15/26 to 11/20/43 (b)	58,609,530	60,041,777
4.00%, 12/15/24 to 11/20/43 (b)	45,121,131	47,736,793
4.25%, 09/20/41 (b)	367,748	389,558
4.38%, 05/15/29 to 04/15/32 (b)	428,401	452,276
4.50%, 12/15/17 to 11/20/43 (b)	46,953,634	50,781,362
4.63%, 07/20/40 to 12/20/40 (b)	7,559,895	8,193,483
4.75%, 06/15/28 (b)	121,164	130,560
4.95%, 09/15/33 (b)	31,679	34,153
5.00%, 11/15/17 to 04/20/40 (b)	45,050,006	49,523,521
5.13%, 03/15/31 (b)	204,757	222,963
5.25%, 04/15/31 to 11/15/31 (b)	445,341	484,771
5.30%, 10/20/31 (b)	147,524	161,628
5.40%, 08/20/32 (b)	276,706	303,266
5.45%, 05/15/29 to 02/15/33 (b)	5,654,839	6,174,669
5.49%, 10/20/28 to 01/15/33 (b)	4,152,686	4,515,985
5.50%, 04/15/17 to 10/15/37 (b)	17,297,131	19,323,438
5.60%, 06/20/33 to 08/20/33 (b)	355,377	392,264
5.65%, 04/20/32 (b)	106,612	116,514
5.75%, 01/20/33 (b)	83,304	91,093
5.87%, 10/20/32 (b)	194,060	219,906
6.00%, 12/20/13 to 11/15/39 (b)	7,672,376	8,533,079
6.10%, 11/20/31 (b)	76,721	85,793
6.28%, 05/20/26 (b)	264,924	293,850
6.50%, 07/15/16 to 07/15/34 (b)	2,097,678	2,388,604
7.00%, 09/20/16 to 04/15/39 (b)	2,301,137	2,651,646
7.50%, 08/15/26 to 11/15/37 (b)	142,212	158,421
7.91%, 07/15/21 (b)	24,110	24,259
8.00%, 04/15/22 to 04/15/36 (b)	29,437	31,684
8.50%, 05/15/28 to 12/15/29 (b)	9,657	10,720
Ginnie Mae REMICs
4.00%, 02/20/32 (b)	31,618	32,376
4.50%, 01/20/34 to 04/20/34 (b)	1,849,450	1,868,290
6.50%, 08/20/34 (b)	9,775,391	11,491,778
Ginnie Mae TBA
2.50%, 12/01/43 (b)	2,000,000	1,853,047
3.00%, 12/01/43 (b)	47,500,000	46,403,420
3.50%, 12/01/43 to 12/15/43 (b)	13,000,000	13,267,578

Total Mortgage-Backed Securities
(Cost $359,605,696)		361,496,288

	Number	Value
Security	of Shares	($)

Other Investment Company 0.9% of net assets

Money Market Fund 0.9%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (c)	2,874,430	2,874,430

Total Other Investment Company
(Cost $2,874,430)		2,874,430

 1

 Schwab GNMA Fund

Portfolio Holdings (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 4.7% of net assets

U.S. Government Agency Security 4.7%
Federal Home Loan Bank
0.01%, 12/11/13 (d)	15,000,000	14,999,955

Total Short-Term Investment
(Cost $14,999,875)		14,999,955

End of Investments.

At 11/30/13, the tax basis cost of the fund’s investments was $377,677,702 and the unrealized appreciation and depreciation were $5,261,088 and ($3,568,117), respectively, with a net unrealized appreciation of $1,692,971.

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

TBA Sale Commitments 9.6% of net assets

U.S. Government Agency Mortgages 9.6%
Ginnie Mae TBA
5.00%, 12/01/43 (b)	20,000,000	21,726,568
5.50%, 12/01/43 (b)	8,000,000	8,762,502

Total TBA Sale Commitments
(Proceeds $30,629,375)		30,489,070

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the purchase yield.

REMIC —	Real Estate Mortgage Investment Conduit

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that

2

 Schwab GNMA Fund

Portfolio Holdings (Unaudited) continued

prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2013:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Mortgage-Backed Securities[1]	$—	$361,496,288	$—	$361,496,288
Other Investment Company[1]	2,874,430	—	—	2,874,430
Short-Term Investment[1]	—	14,999,955	—	14,999,955

Total	$2,874,430	$376,496,243	$—	$379,370,673

Liabilities Valuation Input

Other Financial Instruments
TBA Sale Commitments[1]	$—	($30,489,070)	$—	($30,489,070)

[1]	As categorized in Portfolio Holdings.

 3

 Schwab GNMA Fund

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2013.

REG406018NOV13

4

Schwab Investments
Schwab Treasury Inflation Protected Securities Index Fund

Portfolio Holdings as of November 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

99.1%	U.S. Government Securities	259,974,909	270,325,271
0.0%	Other Investment Company	97,920	97,920

99.1%	Total Investments	260,072,829	270,423,191
0.9%	Other Assets and Liabilities, Net		2,372,419

100.0%	Net Assets		272,795,610

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

U.S. Government Securities 99.1% of net assets

U.S. Treasury Obligations 99.1%
U.S. Treasury Inflation Protected Securities
1.63%, 01/15/15	7,516,984	7,729,565
0.50%, 04/15/15	7,401,155	7,544,516
1.88%, 07/15/15	6,596,781	6,941,067
2.00%, 01/15/16	6,464,919	6,894,255
0.13%, 04/15/16	13,005,298	13,352,800
2.50%, 07/15/16	6,330,495	6,969,496
2.38%, 01/15/17	5,491,922	6,080,601
0.13%, 04/15/17	14,638,804	15,121,446
2.63%, 07/15/17	4,699,811	5,328,410
1.63%, 01/15/18	4,973,690	5,467,179
0.13%, 04/15/18	11,040,951	11,394,592
1.38%, 07/15/18	4,897,089	5,381,460
2.13%, 01/15/19	4,558,668	5,166,976
1.88%, 07/15/19	5,176,050	5,850,541
1.38%, 01/15/20	6,280,200	6,865,012
1.25%, 07/15/20	9,662,954	10,528,078
1.13%, 01/15/21	11,046,322	11,828,181
0.63%, 07/15/21	11,729,075	12,137,716
0.13%, 01/15/22	12,952,335	12,695,361
0.13%, 07/15/22	13,358,819	13,043,684
0.13%, 01/15/23	13,420,644	12,911,062
0.38%, 07/15/23	13,311,053	13,078,110
2.38%, 01/15/25	8,583,544	10,084,291
2.00%, 01/15/26	6,252,578	7,081,045
2.38%, 01/15/27	5,027,471	5,924,574
1.75%, 01/15/28	5,040,752	5,522,799
3.63%, 04/15/28	4,820,816	6,517,116
2.50%, 01/15/29	4,853,139	5,830,610
3.88%, 04/15/29	5,326,974	7,465,274
3.38%, 04/15/32	1,952,348	2,665,560
2.13%, 02/15/40	2,838,307	3,264,933
2.13%, 02/15/41	3,507,049	4,036,929
0.75%, 02/15/42	6,186,359	5,106,654
0.63%, 02/15/43	5,713,427	4,515,378

Total U.S. Government Securities
(Cost $259,974,909)		270,325,271

	Number	Value
Security	of Shares	($)

Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (a)	97,920	97,920

Total Other Investment Company
(Cost $97,920)		97,920

End of Investments.

At 11/30/13, the tax basis cost of the fund’s investments was $261,868,677 and the unrealized appreciation and depreciation were $13,438,582 and ($4,884,068), respectively, with a net unrealized appreciation of $8,554,514.

(a)	The rate shown is the 7-day yield.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

 1

 Schwab Treasury Inflation Protected Securities Index Fund

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes

2

 Schwab Treasury Inflation Protected Securities Index Fund

Portfolio Holdings (Unaudited) continued

in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

U.S. Government Securities[1]	$—	$270,325,271	$—	$270,325,271
Other Investment Company[1]	97,920	—	—	97,920

Total	$97,920	$270,325,271	$—	$270,423,191

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2013.

REG406019NOV13

 3

Schwab Investments
Schwab Tax-Free Bond Fund™

Portfolio Holdings as of November 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

89.6%	Fixed-Rate Obligations	516,555,426	530,493,101
9.6%	Variable-Rate Obligations	56,645,000	56,642,525

99.2%	Total Investments	573,200,426	587,135,626
0.8%	Other Assets and Liabilities, Net		4,915,332

100.0%	Net Assets		592,050,958

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

Fixed-Rate Obligations 89.6% of net assets

ALABAMA 0.8%
Birmingham
GO Bonds Series 2013A	0.00%	03/01/43	(b)(g)	500,000	422,300
GO Refunding Warrants Series 2010A	5.00%	02/01/18	(f)	1,160,000	1,332,156
Huntsville
Water Revenue Warrant Series 2008	5.00%	11/01/15		250,000	272,140
Pell Special Care Facilities Financing Auth
RB (Noland Health Services) Series 2012A	5.00%	12/01/19		1,340,000	1,506,294
RB (Noland Health Services) Series 2012A	5.00%	12/01/20		1,000,000	1,112,630

					4,645,520

ALASKA 0.8%
Alaska Housing Finance Corp
State Capital Project Bonds II Series 2012A	3.00%	06/01/16		2,080,000	2,206,464
State Capital Project Bonds II Series 2012A	5.00%	12/01/17		1,105,000	1,275,656
North Slope Borough
GO Bonds Series 2013A	5.00%	06/30/19		1,000,000	1,171,240

					4,653,360

ARIZONA 1.1%
Glendale IDA
RB (Midwestern Univ) Series 2010	5.00%	05/15/15		415,000	435,775
Maricopa Cnty UHSD No. 210
GO Bonds Series 2012A	4.00%	07/01/26	(b)	125,000	129,031
Payson USD No.10
GO Bonds Series 2008B	5.75%	07/01/28	(b)(f)	1,375,000	1,531,131
Pima Cnty
COP Series 2013A	5.00%	12/01/17		550,000	630,525
COP Series 2013A	5.00%	12/01/18		400,000	462,708
COP Series 2013A	5.00%	12/01/19		500,000	576,365
GO Bonds Series 2012A	4.00%	07/01/22		525,000	564,013
Refunding COP Series 2013B	5.00%	12/01/16		625,000	701,456
Univ Medical Center Corp
Hospital RB Series 2009	5.00%	07/01/14		615,000	628,598
Hospital RB Series 2009	5.00%	07/01/15		170,000	177,812
Hospital RB Series 2009	5.50%	07/01/16		100,000	108,766
Hospital RB Series 2009	6.00%	07/01/18		300,000	343,443

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Hospital RB Series 2009	5.75%	07/01/19		250,000	284,360

					6,573,983

ARKANSAS 1.5%
Cabot
Sales & Use Tax Refunding & Improvement Bonds Series 2013	2.55%	06/01/43	(b)	1,500,000	1,498,005
Fayetteville
Sales & Use Tax Bonds Series 2013	2.80%	11/01/24		2,655,000	2,642,601
Fort Smith
Sales & Use Tax Refunding Bonds Series 2012	2.38%	05/01/27	(b)	545,000	547,518
Little Rock
Library Construction & Refunding Bonds Series 2012	3.10%	03/01/32	(b)	2,175,000	2,196,424
Springdale
Sales & Use Tax Refunding Bonds Series 2013	2.60%	07/01/27	(b)	2,000,000	2,008,900

					8,893,448

CALIFORNIA 16.9%
ABAG Finance Auth
Insured Sr Living RB (Old Fellows Home of California) Series 2012A	5.00%	04/01/32	(a)(b)	1,380,000	1,404,619
Refunding RB (Episcopal Sr Communities) Series 2012B	5.00%	07/01/19		1,000,000	1,074,300
Anaheim Public Financing Auth
Lease Refunding RB Series 2008	5.00%	08/01/17		955,000	1,085,233
California
GO Bonds	4.00%	09/01/16		430,000	470,803
GO Bonds	4.00%	12/01/27	(b)	4,500,000	4,913,415
GO Bonds	5.00%	11/01/32	(b)(f)	1,240,000	1,316,198
GO Bonds	5.00%	04/01/38	(b)	500,000	511,075
California Dept of Water Resources
Power Supply RB Series 2005G4	5.00%	05/01/16	(f)	750,000	833,370
California Educational Facilities Auth
RB (Univ of San Francisco) Series 2011	5.00%	10/01/21		750,000	852,210
California Health Facilities Financing Auth
RB (Children’s Hospital Orange Cnty) Series 2009A	6.50%	11/01/38	(b)(f)	1,850,000	2,063,342
RB (St. Joseph Health) Series 2013A	5.00%	07/01/24	(b)	1,000,000	1,121,980
RB (St. Joseph Health) Series 2013A	5.00%	07/01/25	(b)	1,000,000	1,111,660
Refunding RB (NCROC - Paradise Valley Estates) Series 2013	5.00%	01/01/19	(a)	1,000,000	1,125,040
Refunding RB (NCROC - Paradise Valley Estates) Series 2013	3.00%	01/01/21	(a)	1,250,000	1,234,263
Refunding RB (NCROC - Paradise Valley Estates) Series 2013	4.00%	01/01/22	(a)	1,075,000	1,114,797
California Infrastructure & Economic Development Bank
RB (Sanford Consortium) Series 2010A	5.00%	05/15/27	(b)(f)	2,005,000	2,136,668
RB (Sanford Consortium) Series 2010A	5.00%	05/15/28	(b)(f)	2,060,000	2,179,604
California Public Works Board
Lease RB Series 2012A	5.00%	04/01/24	(b)(f)	3,350,000	3,692,236
California Statewide Communities Development Auth
RB (St. Joseph Health) Series 2000	4.50%	07/01/18	(f)	1,605,000	1,713,193
Clovis
Wastewater Refunding RB Series 2013	5.00%	08/01/26	(b)	1,575,000	1,706,638
East Bay Municipal Utility District
Water System Refunding RB Series 2013A	5.00%	06/01/19		320,000	381,062
El Rancho USD
GO Bonds Series 2013B	0.00%	08/01/35	(b)(g)	1,500,000	414,000
Emery USD
GO Bonds Series 2011A	6.50%	08/01/31	(b)	2,500,000	2,890,775
GO Bonds Series 2012D	0.00%	08/01/42	(b)(g)	3,500,000	670,530
Franklin-McKinley SD
GO Bonds Series 2013C	0.00%	08/01/39	(b)(g)	3,535,000	729,730
GO Bonds Series 2013C	0.00%	08/01/40	(b)(g)	2,645,000	509,110
Fresno
Airport Refunding RB Series 2013A	5.00%	07/01/23		305,000	332,093
Airport Refunding RB Series 2013A	5.00%	07/01/30	(b)	540,000	542,425
Inglewood USD
GO Bonds Series A	5.25%	08/01/25	(b)	1,000,000	1,050,960
GO Bonds Series A	5.25%	08/01/27	(b)	1,250,000	1,289,087

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Jefferson UHSD
GO Bonds Series 2006D	0.00%	08/01/37	(b)(g)	1,545,000	281,066
GO Bonds Series 2006D	0.00%	08/01/39	(b)(g)	3,750,000	574,350
Kern Cnty
Refunding COP 2011 Series A	5.00%	11/01/16		1,935,000	2,129,332
Los Angeles
Judgment Obligation Bonds Series 2010A	4.00%	06/01/19		3,620,000	3,982,869
Los Angeles Dept of Airports
Airport Sr RB Series 2012B	5.00%	05/15/25	(b)	1,300,000	1,464,801
Los Angeles Dept of Water & Power
Power System RB Series 2012C	5.00%	01/01/16	(b)	1,030,000	1,120,012
Los Angeles Municipal Improvement Corp
Lease RB Series 2009A	5.00%	04/01/17		1,025,000	1,144,095
Lease RB Series 2009C	4.00%	09/01/16		1,050,000	1,129,632
Lease RB Series 2009C	4.00%	09/01/17		100,000	109,291
Lease RB Series 2009C	4.50%	09/01/19		615,000	687,718
Lease RB Series 2009E	5.13%	09/01/27	(b)	1,090,000	1,160,915
Los Angeles USD
Refunding COP Series 2012A	5.00%	10/01/22		3,030,000	3,423,930
Refunding COP Series 2012B	5.00%	10/01/30	(b)	100,000	103,898
Midpeninsula Regional Open Space District
RB Series 2011	6.00%	09/01/41	(b)	2,000,000	2,198,240
Oakland Redevelopment Successor Agency
Sub Tax Allocation Refunding Bonds (Central District Redevelopment) Series 2013	5.00%	09/01/17		3,500,000	3,944,045
Palo Alto
Limited Obligation Refunding Bonds Series 2012	4.00%	09/02/19		380,000	399,080
Limited Obligation Refunding Bonds Series 2012	4.00%	09/02/21		400,000	403,968
Pasadena Public Financing Auth
Lease RB Series 2010A	5.00%	03/01/22	(b)	360,000	404,543
Redwood City Public Financing Auth
Water Refunding RB Series 2013	5.00%	02/01/30	(b)	1,000,000	1,071,250
Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2010A	5.00%	06/01/32	(b)	3,530,000	3,730,045
Sacramento City Financing Auth
Lease Refunding RB Series 2013A	4.00%	05/01/17		2,000,000	2,192,780
Lease Refunding RB Series 2013A	5.00%	05/01/17		1,750,000	1,977,045
Sacramento City USD
GO Bonds Series 2013A	4.00%	08/01/23		260,000	269,487
GO Bonds Series 2013A	5.25%	08/01/29	(b)	400,000	435,028
GO Bonds Series 2013A	5.25%	08/01/33	(b)	135,000	142,636
San Bernardino City USD
GO Refunding Bonds Series 2013A	5.00%	08/01/17		1,600,000	1,811,424
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	3.88%	03/01/18		2,165,000	2,345,777
San Diego USD
GO Bonds Series 2010C	0.00%	07/01/31	(g)	1,950,000	787,001
GO Bonds Series 2010C	0.00%	07/01/32	(g)	1,500,000	566,655
GO Bonds Series 2010C	0.00%	07/01/33	(g)	1,000,000	354,410
GO Bonds Series 2010C	0.00%	07/01/34	(g)	1,750,000	581,175
GO Bonds Series 2010C	0.00%	07/01/35	(g)	1,300,000	404,079
San Mateo-Foster City SD
GO Refunding Bonds Series 2012	3.00%	09/01/15		1,730,000	1,811,068
GO Refunding Bonds Series 2012	4.00%	09/01/18		1,885,000	2,103,547
GO Refunding Bonds Series 2012	5.00%	09/01/20		2,195,000	2,564,572
Santa Monica Public Financing Auth
Lease RB Series 2011A	5.00%	06/01/31	(b)	2,440,000	2,564,342
Soquel Creek Water District
2013 COP	5.00%	03/01/43	(b)	3,065,000	3,119,250
South Orange Cnty Public Financing Auth
Facility Lease Refunding RB Series 2012	5.00%	06/01/19		1,050,000	1,212,467
Tiburon/Belvedere Wastewater Financing Auth
RB (Marin Cnty Sanitary District No. 5) Series 2012	3.00%	10/01/21		140,000	144,039
Turlock Irrigation District
Sub Refunding RB Series 2011	5.00%	01/01/31	(b)	2,155,000	2,210,405

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/19		1,165,000	1,339,575
Woodland Finance Auth
Water RB Series 2011	6.00%	03/01/41	(b)	1,000,000	1,094,980

					99,965,238

COLORADO 1.3%
Aspen Valley Hospital District
Refunding RB Series 2012	5.00%	10/15/30	(b)	750,000	749,108
Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2008D1	5.00%	10/01/14	(f)	550,000	571,373
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/18	(f)	1,630,000	1,752,837
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/19	(f)	1,735,000	1,863,355
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/21		1,900,000	2,016,014
Univ of Colorado Hospital Auth
RB Series 2012A	4.00%	11/15/14		250,000	258,305
RB Series 2012A	5.00%	11/15/16		440,000	490,305

					7,701,297

CONNECTICUT 2.3%
Connecticut
GO Bonds (GAAP Conversion) Series 2013A	5.00%	10/15/22		3,000,000	3,514,800
Special Tax Obligation Bonds Series 2013A	5.00%	10/01/20		2,000,000	2,359,980
Danbury
GO Refunding Bonds Series 2012	4.00%	08/01/25	(b)	345,000	362,647
New Haven
GO Bonds Series 2011A	5.00%	03/01/15		1,260,000	1,325,885
Oxford
GO Refunding Bonds 2011	3.00%	08/01/16		120,000	127,060
GO Refunding Bonds 2011	4.00%	08/01/17		1,405,000	1,553,888
GO Refunding Bonds 2011	4.00%	08/01/18		1,575,000	1,757,511
GO Refunding Bonds 2011	4.00%	08/01/19		500,000	559,775
GO Refunding Bonds 2011	3.00%	08/01/21	(b)	130,000	133,545
GO Refunding Bonds 2011	3.13%	08/01/22	(b)	125,000	127,701
Stamford
Water Pollution Control System & Facility RB Series 2013A	6.00%	08/15/21		125,000	153,197
Water Pollution Control System & Facility RB Series 2013A	6.00%	08/15/22		100,000	123,155
Water Pollution Control System & Facility RB Series 2013A	5.50%	08/15/23		100,000	119,963
Water Pollution Control System & Facility RB Series 2013A	5.00%	08/15/26	(b)	140,000	157,626
Water Pollution Control System & Facility RB Series 2013A	5.00%	08/15/29	(b)	15,000	16,461
Water Pollution Control System & Facility RB Series 2013A	5.00%	08/15/30	(b)	255,000	277,455
Water Pollution Control System & Facility RB Series 2013A	5.50%	08/15/38	(b)	125,000	137,618
West Haven
GO Bonds 2012	5.00%	08/01/20		865,000	984,906

					13,793,173

DELAWARE 0.3%
Delaware State Housing Auth
Sr S/F Mortgage RB Series 2011A2	4.25%	07/01/29	(b)	1,570,000	1,648,202

DISTRICT OF COLUMBIA 0.4%
District of Columbia
Income Tax Secured RB Series 2009A	5.25%	12/01/27	(b)(f)	300,000	336,066
Income Tax Secured Refunding RB Series 2010A	5.00%	12/01/30	(b)	1,210,000	1,303,654
Metropolitan Washington Airports Auth
Airport System RB Series 2009B	5.00%	10/01/18	(a)(f)	825,000	964,351

					2,604,071

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

FLORIDA 4.0%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands HealthCare) Series 2008D1	6.25%	12/01/18		500,000	585,940
Florida Higher Educational Facilities Financing Auth
Refunding RB (Univ Tampa) Series 2012A	5.00%	04/01/19		1,220,000	1,332,301
Refunding RB (Univ Tampa) Series 2012A	5.25%	04/01/42	(b)	400,000	392,452
Florida Ports Financing Commission
Refunding RB Series 2011A	5.00%	10/01/28	(b)	1,500,000	1,627,110
Hillsborough Cnty School Board
Refunding COP Series 2010A	5.00%	07/01/24	(b)	3,900,000	4,224,168
Kissimmee Utility Auth
Electric System Sub Refunding RB Series 2003	5.25%	10/01/18		150,000	174,639
Lee Cnty
Non-Ad Valorem Refunding RB Series 2012	3.00%	10/01/14		355,000	362,654
Non-Ad Valorem Refunding RB Series 2012	4.00%	10/01/15		950,000	1,013,384
Miami-Dade Cnty
Aviation RB Series 2010A	5.00%	10/01/20		500,000	575,260
Aviation RB Series 2010A	5.50%	10/01/26	(b)	4,750,000	5,252,217
Miami-Dade Cnty Educational Facilities Auth
RB (Univ of Miami) Series 2008A	5.25%	04/01/16	(f)	600,000	662,106
Orange Cnty Health Facilities Auth
RB (Nemours Foundation) Series 2009A	4.00%	01/01/14		405,000	406,110
RB (Nemours Foundation) Series 2009A	4.00%	01/01/15		440,000	456,487
RB (Nemours Foundation) Series 2009A	5.00%	01/01/18		300,000	337,680
RB (Nemours Foundation) Series 2009A	5.00%	01/01/19		545,000	613,425
Palm Beach Cnty Solid Waste Auth
RB Series 2009	5.25%	10/01/18	(a)	1,900,000	2,244,964
Pasco Cnty
Water & Sewer RB Series 2009A	5.00%	10/01/16		75,000	83,825
Tampa
Sales Tax Refunding RB Series 2010	4.00%	10/01/20		535,000	586,809
Sales Tax Refunding RB Series 2010	5.00%	10/01/21	(b)	390,000	450,021
Tampa Bay Water
Utility System Refunding RB Series 2011	5.00%	10/01/18		850,000	995,308
Tohopekaliga Water Auth
Utility System Refunding RB Series 2011A	5.75%	10/01/30	(b)	960,000	1,075,968

					23,452,828

GEORGIA 0.3%
Fulton Cnty Development Auth
RB (Georgia State Univ) Series 2011	5.00%	10/01/15		825,000	884,524
RB (Georgia State Univ) Series 2011	5.00%	10/01/17		185,000	211,799
Macon-Bibb Cnty Hospital Auth
Revenue Anticipation Certificates (Medical Center of Central Georgia) Series 2009	4.00%	08/01/19		200,000	217,052
Revenue Anticipation Certificates (Medical Center of Central Georgia) Series 2009	5.00%	08/01/21	(b)	95,000	104,713
Private Colleges & Universities Auth
RB (Mercer Univ) Series 2012C	5.00%	10/01/17		450,000	486,504

					1,904,592

HAWAII 1.4%
Hawaii
GO Bonds Series 2004DD	5.00%	05/01/19	(b)(h)	2,275,000	2,320,022
GO Bonds Series 2013EH	5.00%	08/01/20		3,000,000	3,558,390
Hawaii State Housing Finance & Development Corp
S/F Mortgage Purchase RB Series 2011B	4.50%	01/01/26	(b)	2,070,000	2,224,546

					8,102,958

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

IDAHO 1.2%
Boise ISD
GO Refunding Bonds Series 2012B	3.00%	08/01/17		1,820,000	1,955,189
Nampa SD No. 131
GO Refunding Bonds Series 2011B	3.50%	08/15/19	(a)(f)	1,915,000	2,083,999
GO Refunding Bonds Series 2011B	4.00%	08/15/21	(a)(f)	1,885,000	2,065,206
GO Refunding Bonds Series 2011B	4.00%	08/15/22	(a)(f)	1,000,000	1,083,190

					7,187,584

ILLINOIS 5.5%
Arlington Heights Park District
GO Refunding Bonds Series 2010B	2.00%	12/01/15		200,000	204,372
Chicago
Passenger Facility Charge Refunding RB (O’Hare) Series 2010D	5.00%	01/01/17	(f)	1,000,000	1,121,150
Passenger Facility Charge Refunding RB (O’Hare) Series 2010D	5.00%	01/01/18	(f)	1,200,000	1,365,924
Passenger Facility Charge Refunding RB (O’Hare) Series 2010D	5.00%	01/01/19	(f)	750,000	857,670
Passenger Facility Charge Refunding RB (O’Hare) Series 2012A	5.00%	01/01/31	(b)	5,000,000	5,086,200
Community Unit SD No. 300
GO Refunding Bonds Series 2013	5.25%	01/01/31	(b)	5,000,000	5,130,450
DuPage CCD No. 502
GO Community College Bonds Series 2013A	4.00%	06/01/19		1,550,000	1,729,273
Elk Grove Village
GO Bonds Series 2012	4.00%	01/01/25	(b)	1,385,000	1,446,092
Homer Glen
GO Bonds Series 2012A	2.00%	12/01/13		1,185,000	1,185,000
Illinois
GO Bonds Series January 2012A	4.00%	01/01/21		1,425,000	1,436,329
GO Bonds Series March 2012	5.00%	03/01/20		1,000,000	1,093,370
GO Refunding Bonds Series February 2010	5.00%	01/01/18		2,375,000	2,623,045
GO Refunding Bonds Series June 2006	5.00%	01/01/19		1,220,000	1,347,953
Sales Tax Jr Obligation Bonds Series June 2010	5.00%	06/15/14		200,000	205,120
Sales Tax Jr Obligation Bonds Series June 2010	5.00%	06/15/20		400,000	466,724
Illinois Finance Auth
RB (Ascension Health Alliance) Series 2012E2	5.00%	11/15/42	(b)	1,300,000	1,472,406
Univ of Illinois
Health Services Facilities System RB Series 2013	6.00%	10/01/30	(b)	3,235,000	3,470,476
Will Cnty Community HSD No. 210
Refunding GO Bonds Series 2013A	5.00%	01/01/30	(b)	2,000,000	2,082,840

					32,324,394

INDIANA 2.2%
Indiana Finance Auth
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/22		700,000	778,127
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/24	(b)	2,540,000	2,772,461
Hospital RB (King’s Daughters Hospital & Health Services) Series 2010	4.50%	08/15/15		1,370,000	1,406,688
Hospital RB (King’s Daughters Hospital & Health Services) Series 2010	4.50%	08/15/16		1,355,000	1,402,601
Hospital RB (King’s Daughters Hospital & Health Services) Series 2010	5.13%	08/15/27	(b)	1,000,000	926,900
Hospital RB (Parkview Health System) Series 2012A	4.00%	05/01/17		200,000	216,134
RB (Community Foundation of Northwest Indiana) Series 2012	5.00%	03/01/16		400,000	434,628
RB (Community Foundation of Northwest Indiana) Series 2012	5.00%	03/01/17		480,000	533,760
RB (Community Foundation of Northwest Indiana) Series 2012	5.00%	03/01/18		1,000,000	1,124,860
RB (Community Foundation of Northwest Indiana) Series 2012	5.00%	03/01/19		1,000,000	1,115,300
State Revolving Fund Refunding Bonds Series 2010A	5.00%	02/01/19		945,000	1,110,621
Indiana Health Facility Financing Auth
Sub RB (Ascension Health) Series 2005A5	2.00%	11/01/27	(b)	1,000,000	1,012,370

					12,834,450

IOWA 0.1%
Iowa
Special Obligation Bonds Series 2010	5.00%	06/15/25	(b)	765,000	856,563

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

KANSAS 0.2%
Kansas Development Finance Auth
Hospital RB (Adventist Health/Sunbelt) Series 2009D	5.00%	11/15/14		50,000	52,211
Hospital RB (Adventist Health/Sunbelt) Series 2009D	5.00%	11/15/15		185,000	200,546
Olathe
Health Facilities RB (Olathe Medical Center) Series 2012A	4.00%	09/01/20		165,000	174,893
Health Facilities RB (Olathe Medical Center) Series 2012A	4.00%	09/01/21		270,000	281,494
Health Facilities RB (Olathe Medical Center) Series 2012A	5.00%	09/01/24	(b)	440,000	475,099

					1,184,243

KENTUCKY 0.4%
Kentucky Economic Development Finance Auth
Hospital RB (Baptist Healthcare) Series 2009A	5.00%	08/15/18		750,000	850,373
Kentucky State Property & Buildings Commission
Refunding RB Series A	5.00%	08/01/20		1,210,000	1,415,470

					2,265,843

MARYLAND 0.9%
Baltimore
Water RB Series 2013A	5.00%	07/01/18	(e)	500,000	583,360
Water RB Series 2013A	5.00%	07/01/19	(e)	800,000	943,112
Water RB Series 2013A	5.00%	07/01/20	(e)	200,000	235,982
Water RB Series 2013A	5.00%	07/01/21	(e)	500,000	589,545
Maryland Community Development Admin
Housing RB Series 1996A	5.88%	07/01/16	(b)	30,000	30,028
Maryland Health & Higher Educational Facilities Auth
RB (Calvert Health) Series 2013	5.00%	07/01/38	(b)	1,000,000	995,760
RB (Frederick Memorial Hospital) Series 2012A	5.00%	07/01/20		335,000	372,379
RB (Frederick Memorial Hospital) Series 2012A	5.00%	07/01/21		400,000	444,672
RB (Frederick Memorial Hospital) Series 2012A	5.00%	07/01/27	(b)	450,000	473,368
Prince George’s Cnty
COP Series 2011	5.00%	10/01/30	(b)	400,000	429,840

					5,098,046

MASSACHUSETTS 2.5%
Chatham
GO Refunding Bonds	4.00%	07/01/14	(f)	60,000	61,327
GO Refunding Bonds	5.00%	07/01/16	(f)	100,000	111,280
GO Refunding Bonds	5.00%	07/01/17	(f)	245,000	280,912
Massachusetts Bay Transportation Auth
Assessment Bonds Series 2004A	5.25%	07/01/31	(b)(f)(h)	6,700,000	6,896,310
Assessment Bonds Series 2005A	5.00%	07/01/14	(h)	535,000	549,750
Assessment Bonds Series 2005A	5.00%	07/01/14		315,000	323,757
Massachusetts Development Finance Agency
RB (New England Conservatory of Music) Series 2008	4.00%	07/01/15		325,000	333,190
RB (Tufts Medical Center) Series 2011I	5.00%	01/01/14		915,000	917,525
RB (Tufts Medical Center) Series 2011I	5.00%	01/01/17		1,000,000	1,083,730
RB (Tufts Medical Center) Series 2011I	5.00%	01/01/18		885,000	970,916
Massachusetts Health & Educational Facilities Auth
RB (Northeastern Univ) Series 2008T3	2.70%	10/01/37	(b)	1,990,000	1,998,418
Massachusetts School Building Auth
Sr Dedicated Sales Tax Refunding Bonds Series 2012B	4.00%	08/15/17		550,000	613,987
Massachusetts Turnpike Auth
Turnpike RB Series 1993A	5.00%	01/01/20	(h)	725,000	821,302

					14,962,404

MICHIGAN 2.6%
Grand Rapids
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/25		850,000	984,827
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/26		620,000	720,899

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/27		1,800,000	2,071,080
Sanitary Sewer System Refunding RB Series 2013	5.00%	01/01/24	(b)	250,000	286,465
Sanitary Sewer System Refunding RB Series 2013	5.00%	01/01/25	(b)	610,000	691,252
Michigan
Refunding Bonds Series 2009	5.00%	11/01/22	(b)	2,200,000	2,440,328
Michigan Finance Auth
Refunding RB (Trinity Health) Series 2010A	5.00%	12/01/15		1,000,000	1,083,650
Michigan State Hospital Finance Auth
Refunding RB (Trinity Health) Series 2008A1	5.25%	12/01/15		1,500,000	1,632,870
Troy
Limited Tax GO Bonds Series 2013	5.00%	11/01/22	(b)	225,000	253,595
Limited Tax GO Bonds Series 2013	5.00%	11/01/23	(b)	200,000	222,168
Limited Tax GO Bonds Series 2013	5.00%	11/01/25	(b)	300,000	326,733
Limited Tax GO Bonds Series 2013	5.00%	11/01/26	(b)	250,000	270,140
Limited Tax GO Bonds Series 2013	5.25%	11/01/30	(b)	1,175,000	1,258,061
Wayne Cnty Community College
Improvement Bonds Series 1999	5.50%	07/01/19	(b)	1,000,000	1,002,870
Western Townships Utilities Auth
Sewage Disposal System Limited Tax GO Refunding Bonds Series 2012	4.00%	01/01/19		1,265,000	1,373,119
Sewage Disposal System Limited Tax GO Refunding Bonds Series 2012	4.00%	01/01/20		750,000	802,110

					15,420,167

MINNESOTA 1.9%
Minnetonka ISD No. 276
GO Refunding Bonds Series 2013H	2.00%	02/01/17		300,000	310,062
GO Refunding Bonds Series 2013H	3.00%	02/01/18		200,000	213,048
GO Refunding Bonds Series 2013H	4.00%	02/01/22		1,160,000	1,263,519
Olmsted Cnty
GO Refunding Bonds Series 2012A	4.00%	02/01/20		1,865,000	2,100,811
Shakopee ISD No. 720
GO Refunding Bonds Series 2012A	4.00%	02/01/19		790,000	880,186
GO Refunding Bonds Series 2012A	5.00%	02/01/21		1,000,000	1,171,480
GO Refunding Bonds Series 2013A	5.00%	02/01/20		1,500,000	1,755,690
St. Paul Port Authority
Lease Refunding RB Series 2013-3	5.00%	12/01/24	(b)	750,000	857,085
Univ of Minnesota
GO Bonds Series 2011D	5.00%	12/01/20		220,000	260,031
GO Bonds Series 2011D	5.00%	12/01/21		475,000	560,918
GO Bonds Series 2013A	4.00%	02/01/20		1,595,000	1,771,120

					11,143,950

MISSISSIPPI 1.5%
Mississippi Development Bank
Special Obligation Bonds (Jackson Water & Sewer System) Series 2013	6.88%	12/01/40	(b)	4,250,000	5,100,637
Special Obligation Refunding Bonds (Jackson Public SD) Series 2012A	5.00%	04/01/15		250,000	261,298
Special Obligation Refunding Bonds (Jackson Public SD) Series 2012A	5.00%	04/01/16		400,000	434,644
Special Obligation Refunding Bonds (Jackson Public SD) Series 2012A	5.00%	04/01/17		50,000	55,431
Special Obligation Refunding Bonds (Jackson Public SD) Series 2012A	5.00%	04/01/28	(b)	950,000	982,129
Mississippi Home Corp
Homeownership Mortgage RB Series 2011A	4.50%	06/01/25	(b)	1,990,000	2,110,514

					8,944,653

MISSOURI 0.5%
Boone Cnty
Hospital Refunding RB (Boone Hospital Center) Series 2012	4.00%	08/01/18		400,000	432,256
Missouri Health & Educational Facilities Auth
RB (St. Louis College of Pharmacy) Series 2013	5.00%	05/01/18		1,200,000	1,348,464
St. Charles SD
GO Refunding Bonds Series 2011	4.00%	03/01/17	(a)	1,300,000	1,431,092

					3,211,812

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

NEBRASKA 0.9%
Nebraska Investment Finance Auth
S/F Housing RB Series 2013A	2.50%	09/01/34	(b)	1,500,000	1,529,880
S/F Housing RB Series 2013C	2.50%	03/01/35	(b)	2,500,000	2,537,375
S/F Housing RB Series 2013E	3.00%	03/01/43	(b)	1,000,000	1,037,290
Nebraska Public Power District
General RB Series 2010C	5.00%	01/01/19		250,000	291,405

					5,395,950

NEVADA 2.3%
Carson City
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2012	3.00%	09/01/14		550,000	555,687
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2012	4.00%	09/01/15		370,000	382,854
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2012	5.00%	09/01/18		1,265,000	1,385,365
Clark Cnty
Airport Passenger Facility Charge Sub Lien RB Series 2008A	5.00%	07/01/15	(f)	1,115,000	1,191,968
Airport System RB Sr Series 2010D	5.00%	07/01/17	(f)	1,000,000	1,132,950
Airport System RB Sr Series 2010D	5.00%	07/01/18	(f)	1,770,000	2,039,518
Nevada
Highway Improvement RB Series 2004	5.50%	12/01/18	(b)	340,000	357,738
Nevada System of Higher Education
Univ RB Series 2011A	5.00%	07/01/18		5,375,000	6,250,318

					13,296,398

NEW HAMPSHIRE 0.5%
New Hampshire Health & Education Facilities Auth
RB (Dartmouth College) Series 2009	5.00%	06/01/19		255,000	300,849
RB (Dartmouth-Hitchcock) Series 2009	6.00%	08/01/38	(b)	400,000	430,892
New Hampshire HFA
S/F Mortgage Acquisition RB Series 2008E	6.63%	07/01/38	(b)	935,000	1,024,021
S/F Mortgage Acquisition RB Series 2011E	4.50%	01/01/28	(b)	1,310,000	1,409,560

					3,165,322

NEW JERSEY 4.3%
Cranbury Township
General Improvement Refunding Bonds	2.75%	12/01/15	(f)	430,000	450,816
General Improvement Refunding Bonds	3.00%	12/01/16		320,000	343,626
General Improvement Refunding Bonds	3.00%	12/01/17		285,000	310,405
General Improvement Refunding Bonds	4.00%	12/01/18		400,000	458,076
Gloucester Cnty Improvement Auth
Refunding RB Series 2012	4.00%	12/01/17		425,000	466,191
Refunding RB Series 2012	4.00%	12/01/18		465,000	522,135
Refunding RB Series 2012	4.00%	12/01/19		485,000	530,619
Refunding RB Series 2012	4.00%	12/01/20		510,000	554,355
Refunding RB Series 2012	4.00%	12/01/21		355,000	383,464
Refunding RB Series 2012	4.00%	12/01/22		480,000	513,283
Mercer Cnty Improvement Auth
Refunding RB Series 2011	4.00%	09/01/14		215,000	220,936
Refunding RB Series 2011	4.00%	09/01/15		1,000,000	1,064,400
Refunding RB Series 2011	4.00%	09/01/16		65,000	70,758
Refunding RB Series 2011	4.00%	09/01/17		1,620,000	1,796,143
Middlesex Cnty
Refunding COP Series 2011	4.00%	06/15/20		900,000	982,575
Refunding COP Series 2011	4.00%	06/15/21		265,000	286,643
Middlesex Cnty Improvement Auth
Lease RB Series 2008	4.00%	12/15/15		415,000	445,797
Lease Refunding RB Series 2010	3.00%	07/01/16		225,000	237,116
RB Series 2011	3.00%	09/15/16		1,270,000	1,348,842
Refunding RB Series 2011	4.00%	09/15/21		625,000	680,737
Monmouth Cnty Improvement Auth
Governmental Loan RB Series 2008	5.25%	12/01/18		85,000	100,679

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Montgomery Township
GO Refunding Bonds Series 2012	3.00%	08/01/15		770,000	804,758
Morris Cnty Improvement Auth
County Guaranteed Pooled Program Bonds Series 2012A	3.00%	02/01/19		705,000	748,273
County Guaranteed Pooled Program Bonds Series 2012A	3.00%	02/01/20		695,000	727,255
New Jersey
COP Series 2009A	5.25%	06/15/29	(b)	150,000	159,219
New Jersey Building Auth
Refunding RB Series 2009B	4.00%	12/15/19		135,000	149,619
New Jersey Economic Development Auth
School Facilities Construction Refunding Bonds Series 2011GG	5.00%	09/01/16		920,000	1,026,692
School Facilities Construction Refunding Bonds Series 2011GG	5.00%	09/01/19		2,500,000	2,896,000
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2001C	5.50%	12/15/15		10,000	11,017
Transportation System Bonds Series 2011A	5.13%	06/15/29	(b)	1,000,000	1,065,820
Transportation System Bonds Series 2011B	5.50%	06/15/31	(b)	100,000	107,982
Passaic Cnty
GO Refunding Bonds Series 2012	3.00%	08/15/14		500,000	509,785
GO Refunding Bonds Series 2012	4.00%	02/01/17		245,000	266,754
GO Refunding Bonds Series 2012	4.00%	02/01/19		500,000	549,800
Refunding Bonds Series 2011	5.00%	05/01/17		4,180,000	4,720,850

					25,511,420

NEW MEXICO 0.5%
Bernalillo Cnty
GO Refunding Bonds Series 2010	4.00%	02/01/19		375,000	417,221
GO Refunding Bonds Series 2010	4.00%	02/01/20		105,000	116,466
New Mexico Hospital Equipment Loan Council
Hospital System RB (Presbyterian Healthcare) Series 2008A	5.25%	08/01/15		500,000	534,425
Hospital System RB (Presbyterian Healthcare) Series 2008A	5.50%	08/01/16		10,000	11,075
Santa Fe
Gross Receipt Tax Improvement & Refunding RB Series 2012A	4.00%	06/01/18		660,000	735,669
Gross Receipt Tax Improvement & Refunding RB Series 2012A	4.00%	06/01/19		1,000,000	1,113,990

					2,928,846

NEW YORK 7.2%
Buffalo
School Refunding Bonds Series 2012E	3.00%	02/01/14		300,000	301,191
School Refunding Bonds Series 2012E	3.00%	02/01/15		250,000	256,885
School Refunding Bonds Series 2012E	3.00%	02/01/16		175,000	183,068
Hempstead Local Development Corp
RB (Hofstra Univ) Series 2013	5.00%	07/01/24	(b)	1,420,000	1,596,904
RB (Hofstra Univ) Series 2013	5.00%	07/01/29	(b)	3,175,000	3,414,935
Lake Success
GO Refunding Bonds Series 2010B	4.00%	12/01/18		210,000	238,844
GO Refunding Bonds Series 2010B	4.00%	12/01/19		125,000	142,766
Long Island Power Auth
Electric System General RB Series 2012B	5.00%	09/01/25	(b)	1,000,000	1,077,690
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds Series 2008B2	5.00%	11/01/15		320,000	348,982
Transportation Refunding RB Series 2012F	5.00%	11/15/18		3,850,000	4,478,166
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2009A	5.00%	11/15/18		145,000	170,320
New York City
GO Bonds Fiscal 2006 Series F1	5.00%	09/01/17	(b)	3,090,000	3,334,759
New York City Housing Development Corp
M/F Housing RB Series 2012H	0.95%	05/01/16		425,000	425,565
M/F Housing RB Series 2012H	1.50%	05/01/18		65,000	65,471
New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2012 Series DD	4.00%	06/15/18	(b)	2,500,000	2,706,925
New York City Transitional Finance Auth
Future Tax Secured Sub RB Fiscal 2010 Series C1	4.00%	08/01/16		3,000,000	3,272,760
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%	11/01/18		900,000	1,057,365

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%	11/01/20	(b)	200,000	234,340
Future Tax Secured Sub RB Fiscal 2011 Series D1	5.00%	02/01/35	(b)	5,000,000	5,263,750
New York State Dormitory Auth
Master BOCES Program Lease RB (Oneida Herkimer Madison) Series 2008	5.25%	08/15/16		650,000	715,455
RB (Cornell Univ) Series 1990B	5.00%	07/01/18		80,000	93,260
RB (New York Univ Hospital) Series 2011A	5.00%	07/01/15		1,000,000	1,067,070
RB (New York Univ Hospitals) Series 2011A	5.00%	07/01/19		1,370,000	1,559,416
State Personal Income Tax RB Series 2009A	5.00%	02/15/18		3,000,000	3,483,930
New York State Thruway Auth
General RB Series I	5.00%	01/01/20		500,000	574,900
General RB Series I	5.00%	01/01/21		1,000,000	1,149,980
Local Highway & Bridge Service Contract Bonds Series 2009	4.00%	04/01/16		505,000	545,804
Local Highway & Bridge Service Contract Bonds Series 2009	5.00%	04/01/16		1,540,000	1,699,975
Local Highway & Bridge Service Contract Bonds Series 2009	4.00%	04/01/17		750,000	827,805
New York State Urban Development Corp
State Personal Income Tax RB Series 2009A1	5.00%	12/15/17		570,000	664,021
North Syracuse CSD
GO Refunding Bonds Series 2012B	4.00%	06/15/17		800,000	877,496
Scarsdale UFSD
School District SD GO Refunding Serial Bonds 2012	5.00%	02/01/17		320,000	362,045
School District SD GO Refunding Serial Bonds 2012	5.00%	02/01/18		350,000	404,401
School District SD GO Refunding Serial Bonds 2012	4.00%	02/01/19		260,000	292,006

					42,888,250

NORTH CAROLINA 1.8%
Durham Cnty
COP Series 2009A	4.00%	06/01/18		1,610,000	1,783,461
North Carolina
Limited Obligation Refunding Bonds Series 2011B	5.00%	11/01/23	(b)	300,000	347,214
North Carolina Housing Finance Agency
Home Ownership RB Series 2009-2	4.25%	01/01/28	(b)	1,440,000	1,532,506
North Carolina Medical Care Commission
Health Care Facilities Refunding RB (Blue Ridge) Series 2010A	4.00%	01/01/15		915,000	942,377
Health Care Facilities Refunding RB (WakeMed) Series 2012A	5.00%	10/01/21		5,000,000	5,741,500
Wake Cnty
GO Refunding Bonds Series 2009D	4.00%	02/01/17		525,000	580,933

					10,927,991

OHIO 2.3%
Akron, Bath & Copley Jt Township Hospital District
Hospital Refunding RB (Children’s Hospital Medical Center) Series 2012	5.00%	11/15/24	(b)	680,000	742,587
Butler Cnty
Hospital Facilities RB (UC Health) Series 2010	3.00%	11/01/14		585,000	592,933
Hospital Facilities RB (UC Health) Series 2010	3.00%	11/01/15		580,000	589,924
Columbus
Unlimited Tax GO Bonds Series 2011A	5.00%	07/01/18		2,000,000	2,342,200
Unlimited Tax GO Refunding Bonds Series 2013-1	5.00%	07/01/23		3,000,000	3,553,680
Toledo
GO Refunding Bonds Series 2012	3.00%	12/01/14		1,000,000	1,024,700
GO Refunding Bonds Series 2012	3.00%	12/01/15		1,810,000	1,889,984
GO Refunding Bonds Series 2012	3.00%	12/01/16		290,000	306,965
Univ of Toledo
General Receipts Bonds Series 2011B	5.00%	06/01/18		1,100,000	1,257,366
General Receipts Bonds Series 2011B	5.00%	06/01/30	(b)	805,000	844,445
Westerville
GO Limited Tax Bonds Series 2010	4.00%	12/01/18		365,000	412,103

					13,556,887

OKLAHOMA 0.8%
Grady Cnty School Finance Auth
Educational Facilities Lease RB (Bridge Creek Public Schools) Series 2008	5.00%	09/01/16	(f)	545,000	597,734

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Tulsa Cnty Industrial Auth
Educational Facilities Lease RB (Broken Arrow Public Schools) Series 2012	4.00%	09/01/22		3,750,000	3,939,038

					4,536,772

OREGON 1.7%
Forest Grove
Student Housing RB (Oak Tree Foundation) Series 2007	5.00%	03/01/14	(c)(d)	335,000	336,055
Jefferson Cnty SD No. 509J
GO Refunding Bonds Series 2013	4.00%	06/15/20	(a)	1,475,000	1,630,952
Lane Community College
GO Bonds Series 2012	4.00%	06/15/20	(a)	2,395,000	2,663,599
Oregon Health & Science Univ
RB Series 2012A	5.00%	07/01/20		900,000	1,040,940
RB Series 2012A	5.00%	07/01/22		1,000,000	1,145,330
Oregon State Facilities Auth
RB (Providence Health & Services) Series 2011C	5.00%	10/01/21		400,000	454,216
RB (Providence Health & Services) Series 2011C	5.00%	10/01/22	(b)	300,000	333,813
Refunding RB (Legacy Health) Series 2011A	5.25%	05/01/21		2,000,000	2,272,700

					9,877,605

PENNSYLVANIA 3.5%
Allegheny Cnty Higher Education Building Auth
RB (Duquesne Univ) Series 2013A	2.50%	03/01/14		205,000	206,099
RB (Duquesne Univ) Series 2013A	3.00%	03/01/15		360,000	371,534
RB (Duquesne Univ) Series 2013A	4.00%	03/01/16		600,000	637,590
RB (Duquesne Univ) Series 2013A	4.00%	03/01/17		500,000	539,400
RB (Duquesne Univ) Series 2013A	4.00%	03/01/20		1,455,000	1,554,304
Pennsylvania
COP Series 2010A	3.00%	04/01/18		245,000	255,305
COP Series 2010A	3.05%	10/01/18		1,530,000	1,601,359
COP Series 2010A	3.30%	10/01/19		955,000	998,261
COP Series 2010A	3.50%	04/01/20		365,000	379,706
Pennsylvania Economic Development Financing Auth
Unemployment Compensation RB Series 2012B	5.00%	01/01/23	(b)	2,500,000	2,690,350
Unemployment Compensation RB Series 2012B	5.00%	07/01/23	(b)	1,900,000	2,021,543
Pennsylvania Higher Educational Facilities Auth
RB (Temple Univ) First Series 2012	3.00%	04/01/15		660,000	683,813
RB (Temple Univ) First Series 2012	4.00%	04/01/16		250,000	268,030
RB (Temple Univ) First Series 2012	4.00%	04/01/17		610,000	666,547
RB (Temple Univ) First Series 2012	4.00%	04/01/18		295,000	324,727
Pennsylvania Intergovernmental Coop Auth
Special Tax Refunding RB (Philadelphia) Series 2010	5.00%	06/15/18		2,000,000	2,315,940
Special Tax Refunding RB (Philadelphia) Series 2010	5.00%	06/15/20		1,070,000	1,252,028
Philadelphia
GO Refunding Bonds Series 2008A	5.25%	12/15/19	(b)	3,355,000	3,812,354

					20,578,890

SOUTH CAROLINA 0.5%
Beaufort-Jasper Water & Sewer Auth
Refunding RB Series 2010B	5.00%	03/01/22		95,000	110,892
Refunding RB Series 2010B	5.00%	03/01/23		495,000	577,407
Charleston Educational Excellence Financing Corporation
Installment Purchase Refunding RB Series 2013B	5.00%	12/01/22		1,050,000	1,205,505
Installment Purchase Refunding RB Series 2013B	5.00%	12/01/24	(b)	1,000,000	1,129,160

					3,022,964

SOUTH DAKOTA 0.2%
South Dakota Building Auth
RB Series 2011	3.00%	06/01/15		620,000	642,066
RB Series 2011	3.00%	06/01/16		165,000	173,729
RB Series 2011	4.00%	06/01/21	(b)	55,000	58,568

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
South Dakota Health & Educational Facilities Auth
RB (Sanford Health) Series 2009	5.00%	11/01/17		100,000	114,218

					988,581

TENNESSEE 0.6%
Memphis
Electric System Sub Refunding RB Series 2010	2.50%	12/01/14		70,000	71,601
Electric System Sub Refunding RB Series 2010	5.00%	12/01/14		900,000	942,867
Refunding Bonds Series 2011	5.00%	05/01/20		2,000,000	2,348,640
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
RB (Belmont Univ) Series 2012	4.00%	11/01/21		270,000	265,855

					3,628,963

TEXAS 7.4%
Arlington ISD
Unlimited Tax GO Bonds Series 2011A	5.00%	02/15/36	(a)(b)(f)	3,650,000	3,895,864
Beaumont ISD
Unlimited Tax GO Bonds Series 2011	5.00%	02/15/33	(a)(b)(f)	1,865,000	2,004,670
Unlimited Tax GO Bonds Series 2011	5.00%	02/15/36	(a)(b)(f)	1,900,000	2,021,372
Burkburnett ISD
Unlimited Tax Refunding Bonds Series 2012	2.00%	02/15/18	(a)(b)	250,000	250,170
Collin Cnty
Limited Tax Refunding & Permanent Improvement Bonds Series 2009A	4.00%	02/15/19	(f)	695,000	787,129
Cotulla ISD
Unlimited Tax GO Bonds Series 2013	3.00%	02/01/16	(a)	855,000	900,828
Crandall ISD
Unlimited Tax Refunding Bonds Series 2012A	0.00%	08/15/24	(a)(b)(g)	95,000	63,969
Unlimited Tax Refunding Bonds Series 2012A	0.00%	08/15/25	(a)(b)(g)	900,000	575,415
Dallas-Fort Worth
Jt Refunding RB Series 2012B	5.00%	11/01/22	(b)	1,530,000	1,705,460
Jt Refunding RB Series 2013D	5.25%	11/01/25	(b)	1,150,000	1,247,405
Jt Refunding RB Series 2013D	5.25%	11/01/26	(b)	1,500,000	1,622,820
Denver City ISD
Unlimited Tax Refunding Bonds Series 2012	2.00%	02/15/16	(a)(b)	580,000	580,557
Unlimited Tax Refunding Bonds Series 2012	2.00%	02/15/17	(a)(b)	1,000,000	1,000,810
Unlimited Tax Refunding Bonds Series 2012	2.00%	02/15/18	(a)(b)	1,220,000	1,220,744
Unlimited Tax Refunding Bonds Series 2012	2.00%	02/15/19	(a)(b)	1,775,000	1,775,515
Fort Bend Cnty
Limited Tax & Refunding Bonds Series 2009	5.00%	03/01/17		100,000	113,378
Fort Worth
Combination Tax & Parking Revenue Bonds Series 2009	4.45%	03/01/18	(c)	1,750,000	1,889,825
Garland ISD
Unlimited Tax Refunding Bonds Series 2012A	3.00%	02/15/23	(a)(b)	1,525,000	1,525,701
Houston Community College System
Limited Tax Refunding Bonds Series 2011	5.00%	02/15/17		500,000	567,175
Limited Tax Refunding Bonds Series 2011	5.00%	02/15/18		1,000,000	1,156,850
Klein ISD
Unlimited Tax Refunding Bonds Series 2009A	4.00%	08/01/17		560,000	621,690
La Joya ISD
Unlimited Tax Refunding Bonds Series 2013	3.00%	02/15/21	(a)	200,000	209,368
Lone Star College System
Maintenance Tax Notes Series 2009	3.25%	09/15/18		150,000	162,642
Loop ISD
Unlimited Tax GO Bonds Series 2012	2.00%	02/15/18	(a)(b)	350,000	350,203
Lubbock Health Facilities Development Corp
Refunding RB (St. Joseph Health) Series 2008B	5.00%	07/01/20		1,750,000	2,003,435
Midland ISD
Unlimited Tax Refunding Bonds Series 2011	5.00%	02/15/18	(a)	115,000	133,551
Unlimited Tax Refunding Bonds Series 2011	4.00%	02/15/20	(a)	860,000	964,026
Unlimited Tax Refunding Bonds Series 2012	4.00%	02/15/20	(a)	510,000	571,690
North Central Texas Health Facilities Development Corp
Hospital RB (Children’s Medical Center of Dallas) Series 2012	5.00%	08/15/26	(b)	1,000,000	1,087,340

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
North Texas Tollway Auth
System RB Series 2011A	5.00%	09/01/21		500,000	578,325
Plano
GO Refunding RB Series 2011	5.00%	09/01/21		750,000	891,660
Rockwall ISD
Unlimited Tax Refunding Bonds Series 2012	5.00%	02/15/20	(a)	185,000	218,968
Unlimited Tax Refunding Bonds Series 2012	5.00%	02/15/22	(a)(b)	450,000	519,863
San Antonio
Electric & Gas Systems Refunding RB Series 2002	5.38%	02/01/14		200,000	201,718
Electric & Gas Systems Refunding RB Series 2009D	5.00%	02/01/17		880,000	998,281
Sunnyvale ISD
Unlimited Tax GO Bonds Series 2011	5.00%	02/15/19	(a)	195,000	229,104
Unlimited Tax GO Bonds Series 2011	3.00%	02/15/20	(a)	110,000	116,974
Unlimited Tax GO Bonds Series 2011	5.00%	02/15/22	(a)(b)	120,000	139,130
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Hendrick Medical Center) Series 2013	3.00%	09/01/14	(e)	370,000	376,253
Hospital RB (Hendrick Medical Center) Series 2013	4.00%	09/01/16	(e)	440,000	473,246
Hospital RB (Hendrick Medical Center) Series 2013	5.00%	09/01/21	(e)	1,250,000	1,391,362
Tatum ISD
Unlimited Tax GO Bonds Series 2012	5.00%	02/15/23	(a)(b)	525,000	596,526
Unlimited Tax GO Bonds Series 2012	5.00%	02/15/25	(a)(b)	680,000	763,402
Texas State Affordable Housing Corp
S/F Mortgage RB Series 2011B	4.45%	09/01/28	(b)	745,000	800,182
Tomball ISD
Unlimited Tax GO Bonds Series 2011	5.00%	02/15/21	(a)	250,000	295,440
Travis Cnty
Limited Tax Refunding Bonds Series 2009	5.00%	03/01/18		1,050,000	1,216,393
Williamson Cnty
Limited Tax GO Refunding Bonds Series 2011	5.00%	02/15/21		1,000,000	1,179,570
Wink Loving ISD
Unlimited Tax GO Bonds Series 2012	3.00%	02/15/15	(a)	700,000	723,422
Unlimited Tax GO Bonds Series 2012	3.00%	02/15/16	(a)	700,000	738,192
Unlimited Tax GO Bonds Series 2012	3.00%	02/15/17	(a)	450,000	481,334

					43,938,947

UTAH 0.5%
Riverton
RB (IHC Health Services) Series 2009	5.00%	08/15/15		950,000	1,022,323
Salt Lake Cnty
Sales Tax Refunding RB Series 2010A	3.00%	02/01/15		725,000	748,476
Sales Tax Refunding RB Series 2010A	3.00%	02/01/16		250,000	263,123
West Valley City
Sales Tax Refunding RB Series 2013A	2.00%	07/15/16		410,000	421,086
Sales Tax Refunding RB Series 2013A	3.00%	07/15/21		470,000	475,753

					2,930,761

VERMONT 0.7%
Vermont HFA
RB Series 2011A	4.50%	02/01/26	(b)	4,090,000	4,303,866

VIRGINIA 0.7%
Chesterfield Cnty Economic Development Auth
Public Facility Refunding RB Series 2010A	4.00%	01/01/19	(f)	455,000	500,782
Hanover Cnty
Refunding RB Series 2011A	5.25%	01/15/31	(b)	65,000	71,291
Henrico Cnty
GO Refunding Bonds Series 2010	5.00%	07/15/17		500,000	576,005
Prince William Cnty IDA
RB (George Mason Univ) Series 2011AA	5.00%	09/01/17		445,000	499,036
RB (George Mason Univ) Series 2011AA	4.00%	09/01/20		275,000	293,219
RB (George Mason Univ) Series 2011AA	5.50%	09/01/34	(b)	345,000	365,234
Richmond
GO Bonds Series 2009A	4.00%	07/15/16		85,000	92,391

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Virginia Commonwealth Univ Health System Auth
General RB Series 2011	5.00%	07/01/26	(b)	540,000	581,553
General RB Series 2011	5.00%	07/01/27	(b)	950,000	1,014,723
Virginia Housing Development Auth
Homeownership Mortgage Bonds Series 2010A	4.00%	03/01/20	(b)	175,000	183,407
Virginia Resources Auth
Water & Sewer System Refunding RB Series 2012	0.00%	11/01/36	(b)(g)	435,000	139,444

					4,317,085

WASHINGTON 2.0%
Camas SD No. 117
Unlimited Tax GO Refunding Bonds 2012	5.00%	12/01/17	(a)	2,850,000	3,297,422
Energy Northwest
Electric Refunding RB (Project No. 3) Series 2009A	5.25%	07/01/18		1,000,000	1,181,230
Ocosta School District No. 172
Unlimited Tax GO Bonds 2013	3.13%	12/01/20	(a)	365,000	371,322
Unlimited Tax GO Bonds 2013	3.38%	12/01/21	(a)	390,000	396,985
Unlimited Tax GO Bonds 2013	5.00%	12/01/23	(a)	390,000	447,829
Washington
GO Bonds Series 1990A	6.75%	02/01/15		440,000	457,450
Washington Health Care Facilities Auth
RB (Providence Health & Services) Series 2012A	5.00%	10/01/22		1,800,000	2,063,700
Washougal SD No. 112-6
Unlimited Tax GO Refunding Bonds 2012	5.00%	12/01/15	(a)	830,000	902,193
Unlimited Tax GO Refunding Bonds 2012	5.00%	12/01/18	(a)	2,390,000	2,795,870

					11,914,001

WISCONSIN 0.6%
Kaukauna Area SD
GO Refunding Bonds	3.00%	03/01/14		495,000	498,203
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 2009B1	4.75%	08/15/25	(b)	475,000	487,910
RB (Aurora Health Care) Series 2009B2	5.13%	08/15/27	(b)	1,250,000	1,360,987
RB (Children’s Hospital of Wisconsin) Series 2008B	4.20%	08/15/18		150,000	165,359
RB (Children’s Hospital of Wisconsin) Series 2008B	5.38%	08/15/24	(b)	805,000	898,364

					3,410,823

Total Fixed-Rate Obligations
(Cost $516,555,426)					530,493,101

Variable-Rate Obligations 9.6% of net assets

CALIFORNIA 2.0%
California
GO Bonds Series 2004B3	0.04%	05/01/34	(a)(b)	5,000,000	5,000,000
GO Bonds Series 2013C	0.60%	12/01/28	(b)	3,600,000	3,601,800
California Infrastructure & Economic Development Bank
Refunding RB (PG&E) Series 2009B	0.04%	11/01/26	(a)(b)	3,000,000	3,000,000

					11,601,800

COLORADO 1.0%
Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2006C7	0.25%	03/01/16	(a)(b)(c)	6,000,000	6,000,000

CONNECTICUT 2.6%
Connecticut
GO Bonds Series 2011A	0.97%	05/15/18		5,275,000	5,304,276
GO Bonds Series 2011C	1.15%	05/15/19		5,000,000	5,092,250
GO Bonds Series 2012A	1.30%	04/15/20	(f)	1,000,000	1,022,770
GO Bonds Series 2012D	0.82%	09/15/18		1,000,000	995,460

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Connecticut HFA
Housing Mortgage Finance Program Bonds Series 2009A1 (LIQ: JPMorgan Chase Bank, NA)	0.06%	05/15/39	(a)(b)	3,130,000	3,130,000

					15,544,756

DISTRICT OF COLUMBIA 0.6%
District of Columbia
Income Tax Secured Refunding RB Series 2011E	0.80%	12/01/17	(b)	3,240,000	3,244,439

GEORGIA 0.8%
Burke Cnty Development Auth
Pollution Control RB (Georgia Power Plant Vogtle) First Series 2009	0.06%	07/01/49	(b)	4,400,000	4,400,000

MASSACHUSETTS 1.0%
Massachusetts
GO Refunding Bonds Series 2011A	0.71%	02/01/15	(b)	1,000,000	1,003,320
Massachusetts Development Finance Agency
RB (Boston Univ) Series U1	0.63%	10/01/40	(b)	1,000,000	998,380
RB (Boston Univ) Series U6E	0.60%	10/01/42	(b)	4,000,000	3,974,480

					5,976,180

NEW JERSEY 0.8%
New Jersey Economic Development Auth
School Facilities Construction Refunding Notes Series 2013I	1.65%	03/01/28	(b)	5,000,000	4,875,350

NEW YORK 0.5%
New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2013 Series C4 (LIQ: JPMorgan Chase Bank, NA)	0.05%	11/01/36	(a)(b)	3,000,000	3,000,000

TEXAS 0.3%
Port of Port Arthur Navigation District
Environmental Facilities RB (Motiva Enterprises) Series 2009A	0.20%	12/01/39	(b)	2,000,000	2,000,000

Total Variable-Rate Obligations
(Cost $56,645,000)					56,642,525

End of Investments.

At 11/30/13, the tax basis cost of the fund’s investments was $573,198,602 and the unrealized appreciation and depreciation were $16,810,493 and ($2,873,469), respectively, with a net unrealized appreciation of $13,937,024.

(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $8,225,880 or 1.4% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $336,055 or 0.1% of net assets.
(e)	Delayed-delivery security.
(f)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(g)	Zero coupon bond.
(h)	Refunded bond.

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

CCD —	Community college district
COP —	Certificate of participation
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
ISD —	Independent school district
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
S/F —	Single-family
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Fixed-Rate Obligations[1]	$—	$530,493,101	$—	$530,493,101
Variable-Rate Obligations[1]	—	56,642,525	—	56,642,525

Total	$—	$587,135,626	$—	$587,135,626

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2013.

REG406022NOV13

Schwab Investments
Schwab California Tax-Free Bond Fund™

Portfolio Holdings as of November 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

91.5%		Fixed-Rate Obligations	348,403,091	360,268,245
9.7%		Variable-Rate Obligations	38,435,000	38,467,671

101.2%		Total Investments	386,838,091	398,735,916
(1	.2)%	Other Assets and Liabilities, Net		(4,856,995)

100.0%		Net Assets		393,878,921

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

Fixed-Rate Obligations 91.5% of net assets

CALIFORNIA 91.5%
ABAG Finance Auth
RB (Casa de las Campanas) Series 2010	5.13%	09/01/20	(a)(d)	3,500,000	3,950,765
RB (Sharp HealthCare) Series 2009B	6.00%	08/01/24	(b)(d)	875,000	981,111
RB (Sharp HealthCare) Series 2011A	6.00%	08/01/30	(b)(d)	2,000,000	2,255,880
RB (Sharp HealthCare) Series 2012A	5.00%	08/01/28	(b)(d)	235,000	244,565
Refunding RB (Episcopal Sr Communities) Series 2012B	2.00%	07/01/14		340,000	341,221
Refunding RB (Episcopal Sr Communities) Series 2012B	3.00%	07/01/15		410,000	417,409
Refunding RB (Episcopal Sr Communities) Series 2012B	3.00%	07/01/16		815,000	833,900
Refunding RB (Episcopal Sr Communities) Series 2012B	4.00%	07/01/17		1,580,000	1,656,124
Refunding RB (Episcopal Sr Communities) Series 2012B	5.00%	07/01/20		530,000	564,773
Refunding RB (Eskaton Properties) Series 2013	3.00%	11/15/15		1,175,000	1,183,413
Alameda Cnty Jt Powers Auth
Lease RB Series 2013A	5.25%	12/01/25	(b)	720,000	819,605
Lease RB Series 2013A	5.25%	12/01/26	(b)	1,000,000	1,123,150
Alameda Corridor Transportation Auth
Sr Lien Refunding RB Series 2013A	5.00%	10/01/20		450,000	521,703
Sr Lien Refunding RB Series 2013A	5.00%	10/01/21		1,250,000	1,442,000
Alhambra USD
Refunding GO Bonds Series 2012A	5.00%	08/01/21		450,000	505,912
Refunding GO Bonds Series 2012A	5.00%	08/01/22		435,000	487,496
Refunding GO Bonds Series 2012A	5.00%	08/01/24	(b)	675,000	743,148
Alum Rock Union Elementary SD
GO Bonds Series A	6.00%	08/01/39	(b)	2,000,000	2,295,260
Anaheim Public Financing Auth
Electric System RB Series 2011A	5.00%	10/01/25	(b)(d)	2,000,000	2,201,780
Lease Refunding RB Series 2008	4.50%	08/01/17	(d)	115,000	128,630
Bay Area Toll Auth
Toll Bridge RB Series 2012F1	4.00%	04/01/18		600,000	677,088
Berkeley Joint Powers Financing Auth
Refunding Lease RB Series 2012	4.00%	10/01/16		750,000	812,070
Beverly Hills Public Finance Auth
Lease RB Series 2010A	4.00%	06/01/16	(d)	100,000	108,656
Beverly Hills USD
GO Bonds Series 2009	0.00%	08/01/26	(e)	3,180,000	1,900,082
Brea Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2013AB	4.00%	08/01/16	(c)	1,245,000	1,351,634
Bret Harte UHSD
GO BAN 2012	3.00%	03/15/15	(d)	2,500,000	2,569,275

 1

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Brisbane SD
GO Bonds Series 2005	0.00%	07/01/36	(e)	755,000	203,171
GO Bonds Series 2005	0.00%	07/01/37	(e)	1,275,000	320,777
California
Economic Recovery Refunding Bonds Series 2009A	5.00%	07/01/20	(b)	5,000,000	5,833,450
GO Bonds	4.00%	09/01/17		1,245,000	1,389,607
GO Bonds	5.00%	09/01/18		3,000,000	3,505,770
GO Bonds	5.00%	11/01/18		1,000,000	1,171,210
GO Bonds	5.50%	04/01/19		900,000	1,076,940
GO Bonds	5.00%	11/01/19		2,700,000	3,182,166
GO Bonds	5.00%	09/01/20		2,560,000	2,992,768
GO Bonds	5.00%	11/01/24	(b)	750,000	825,735
GO Bonds	5.00%	09/01/25	(b)	3,735,000	4,177,523
GO Bonds	5.00%	11/01/25	(b)(d)	1,285,000	1,399,044
GO Bonds	4.00%	12/01/26	(b)	1,000,000	1,078,010
GO Bonds	5.25%	12/01/28	(b)(f)	525,000	538,078
GO Bonds	6.50%	04/01/33	(b)	1,425,000	1,691,062
GO Bonds	6.00%	11/01/35	(b)	1,440,000	1,665,504
GO Bonds	5.00%	09/01/36	(b)	2,635,000	2,711,889
GO Bonds	5.00%	04/01/37	(b)	2,050,000	2,105,227
GO Bonds Series 2000	5.63%	05/01/18	(b)	25,000	25,091
GO Refunding Bonds	5.00%	02/01/14		500,000	503,765
GO Refunding Bonds	5.00%	09/01/21		1,355,000	1,572,383
GO Refunding Bonds	5.00%	11/01/31	(b)	2,490,000	2,631,382
GO Refunding Bonds	5.25%	10/01/32	(b)(d)	3,850,000	4,122,310
California Dept of Water Resources
Power Supply RB Series 2008H	4.50%	05/01/17		1,550,000	1,752,507
Power Supply RB Series 2010M	4.00%	05/01/19		750,000	852,480
Water System RB (Central Valley) Series AI	5.00%	12/01/16		2,000,000	2,270,120
California Educational Facilities Auth
RB (Pomona College) Series 2011	4.00%	01/01/14	(d)	395,000	396,181
RB (Pomona College) Series 2011	4.00%	01/01/15	(d)	280,000	291,452
RB (Pomona College) Series 2011	4.00%	01/01/16	(d)	400,000	430,592
RB (Pomona College) Series 2011	4.00%	01/01/17	(d)	200,000	220,946
RB (Univ of San Francisco) Series 2011	5.00%	10/01/21	(d)	595,000	676,087
RB (Univ of Southern California) Series 2009C	5.25%	10/01/24	(d)	2,000,000	2,435,980
Refunding RB (Univ of San Diego) Series 2011	4.50%	10/01/17	(d)	1,230,000	1,365,681
Refunding RB (Univ of San Diego) Series 2011	5.00%	10/01/18	(d)	680,000	774,710
Refunding RB (Univ of San Diego) Series 2011	5.00%	10/01/21	(d)	500,000	566,280
California Health Facilities Financing Auth
RB (Adventist Health/West) Series 2009C	5.00%	03/01/14	(d)	750,000	758,280
RB (Catholic Healthcare West) Series 2009F	5.00%	07/01/27	(b)(d)	1,500,000	1,541,700
RB (City of Hope) Series 2012A	5.00%	11/15/21		700,000	804,195
RB (Memorial Health Services) Series 2012A	4.00%	10/01/17	(d)	750,000	832,432
RB (NCROC Paradise Valley Estates) Series 2005	4.38%	12/01/13	(a)(d)	170,000	170,000
RB (NCROC Paradise Valley Estates) Series 2005	4.63%	12/01/15	(a)(d)	150,000	161,843
RB (NCROC Paradise Valley Estates) Series 2005	4.88%	12/01/17	(a)(d)	200,000	227,390
RB (NCROC Paradise Valley Estates) Series 2005	5.00%	12/01/18	(a)(d)	125,000	144,726
RB (Rady Children’s Hospital) Series 2011	5.50%	08/15/26	(b)(d)	3,435,000	3,811,682
RB (Scripps Health) Series 2008A	5.00%	10/01/16	(d)	2,735,000	3,056,827
RB (St. Joseph Health) Series 2009C	5.00%	07/01/34	(b)(d)	3,000,000	3,101,400
RB (St. Joseph Health) Series 2013C	5.00%	07/01/43	(b)	2,000,000	2,271,080
RB Series 2011A	5.25%	02/01/20	(a)(d)	205,000	237,874
Refunding RB (Marshall Medical Center) Series 2012A	4.00%	11/01/16	(a)	1,330,000	1,434,126
Refunding RB (NCROC - Paradise Valley Estates) Series 2013	3.00%	01/01/15	(a)	500,000	513,440
California Infrastructure & Economic Development Bank
RB (California ISO) Series 2009A	5.25%	02/01/21	(b)(d)	1,925,000	2,036,939
RB (Sanford Consortium) Series 2010A	4.00%	05/15/17		215,000	236,878
RB (Sanford Consortium) Series 2010A	4.00%	05/15/18		775,000	862,288
RB (Sanford Consortium) Series 2010A	5.00%	05/15/20		245,000	283,154
RB (USC) Series 2010	5.00%	12/01/19		470,000	552,433
RB (USC) Series 2010	3.25%	12/01/21	(b)	750,000	778,545
RB (USC) Series 2010	5.00%	12/01/23	(b)	720,000	803,477
Refunding RB (Cal ISO Corp) Series 2013	5.00%	02/01/30	(b)	1,300,000	1,367,210
Refunding RB (Pepperdine Univ) Series 2010	5.00%	11/01/26	(b)	350,000	373,362
Refunding RB (Pepperdine Univ) Series 2010	5.00%	11/01/27	(b)	200,000	212,044

2

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
California Public Works Board
Lease RB (California State Univ) Series 2009J	6.00%	11/01/29	(b)	400,000	456,380
Lease RB (Department of Corrections & Rehabilitation) Series 2013F	4.00%	09/01/16		500,000	544,295
Lease RB (Department of Corrections & Rehabilitation) Series 2013F	3.00%	09/01/17		750,000	805,230
Lease RB (Department of Corrections & Rehabilitation) Series 2013G	5.00%	09/01/16		500,000	557,845
Lease RB (Department of Corrections & Rehabilitation) Series 2013G	5.00%	09/01/17		600,000	688,152
Lease RB (Univ of California) Series 2011G	5.25%	12/01/26	(b)	1,000,000	1,219,940
Lease RB Series 1993E	5.50%	06/01/15		240,000	251,474
Lease RB Series 2011C	5.75%	10/01/31	(b)	1,000,000	1,120,090
Lease RB Series 2011D	5.00%	12/01/22	(b)	1,000,000	1,129,800
Lease RB Series 2012A	5.00%	04/01/23	(b)	2,600,000	2,913,326
Lease RB Series 2012G	4.00%	11/01/16		885,000	967,323
Lease RB Series 2012G	4.00%	11/01/17		1,000,000	1,113,480
Lease RB Series 2013I	5.00%	11/01/19		1,800,000	2,097,288
Lease RB Series 2013I	5.00%	11/01/20		1,335,000	1,545,516
Lease Refunding RB Series 2012C	5.00%	06/01/18		1,500,000	1,735,710
California Statewide Communities Development Auth
Health Facility RB (Monterey Peninsula Community Hospital) Series 2011A	6.00%	06/01/33	(b)	1,000,000	1,107,220
Insured RB (The Redwoods) Series 2013	3.00%	11/15/16	(a)	200,000	209,798
Insured RB (The Redwoods) Series 2013	3.00%	11/15/17	(a)	325,000	339,921
Insured RB (The Redwoods) Series 2013	4.00%	11/15/19	(a)	150,000	161,586
Insured RB (The Redwoods) Series 2013	4.00%	11/15/20	(a)	125,000	132,624
Insured RB (The Redwoods) Series 2013	5.00%	11/15/22	(a)	635,000	697,376
Insured RB (The Redwoods) Series 2013	5.00%	11/15/23	(a)	200,000	218,164
M/F Housing RB (740 S Olive St Apts) Series 2009L	2.10%	07/20/14	(a)	170,000	170,041
RB (Cottage Health) Series 2010	5.00%	11/01/17		325,000	370,942
RB (Cottage Health) Series 2010	5.00%	11/01/18		350,000	403,809
RB (Kaiser Permanente) Series 2009A	4.63%	04/01/19		100,000	114,227
RB (St. Joseph Health) Series 2000	4.50%	07/01/18		3,875,000	4,136,214
RB (Sutter Health) Series 2011A	6.00%	08/15/42	(b)	875,000	960,697
Refunding RB (Episcopal Communities & Services) Series 2012	5.00%	05/15/21		300,000	326,604
Refunding RB (Episcopal Communities & Services) Series 2012	5.00%	05/15/24	(b)	620,000	655,402
Sr Living RB (Southern California Presbyterian Homes) Series 2009	5.25%	11/15/14		235,000	240,631
Carson Redevelopment Agency
Tax Allocation Sub Bonds Series 2003D	6.00%	01/01/35	(b)(f)	500,000	502,180
Centinela Valley UHSD
GO Bonds Series 2013B	6.00%	08/01/36	(b)	1,500,000	1,674,570
Centralia SD
GO Refunding Bonds Series 2012	4.00%	08/01/21		100,000	108,865
GO Refunding Bonds Series 2012	4.00%	08/01/24	(b)	325,000	345,273
Cerritos CCD
GO Bonds Series 2012D	0.00%	08/01/26	(e)	900,000	509,859
Citrus Heights Water District
Revenue Refunding COP Series 2010	4.00%	10/01/20		120,000	124,794
Clovis
Wastewater Refunding RB Series 2013	5.00%	08/01/22		515,000	590,468
Contra Costa CCD
GO Refunding Bonds Series 2011	5.00%	08/01/22	(b)	975,000	1,127,714
Contra Costa Transportation Auth
Sales Tax RB Series 2012B	5.00%	03/01/25	(b)	950,000	1,064,266
Cotati-Rohnert Park USD
GO Refunding Bonds 2013	3.00%	08/01/14		515,000	522,663
GO Refunding Bonds 2013	4.00%	08/01/15		775,000	812,611
Cupertino Union SD
GO Refunding Bonds Series 2011A	5.00%	08/01/23	(b)	190,000	218,768
GO Refunding Bonds Series 2011A	5.00%	08/01/24	(b)	500,000	565,755
GO Refunding Bonds Series 2011A	5.00%	08/01/26	(b)	275,000	306,003
El Camino CCD
GO Bonds Series 2012C	0.00%	08/01/22	(e)	1,830,000	1,392,557
El Rancho USD
GO Bonds Series 2013B	0.00%	08/01/36	(b)(e)	1,000,000	257,060
Emery USD
GO Bonds Series 2011A	6.50%	08/01/31	(b)	2,500,000	2,890,775
GO Bonds Series 2012D	0.00%	08/01/36	(b)(e)	2,550,000	712,062
GO Bonds Series 2012D	0.00%	08/01/42	(b)(e)	3,500,000	670,530

 3

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Franklin-McKinley SD
GO Bonds Series 2013C	0.00%	08/01/40	(b)(e)	1,000,000	192,480
GO Bonds Series C	0.00%	08/01/38	(b)(e)	3,395,000	754,097
Fresno
Airport Refunding RB Series 2013A	4.00%	07/01/20		450,000	476,113
Airport Refunding RB Series 2013A	5.00%	07/01/22		400,000	438,208
Garden Grove USD
GO Bonds Series C	5.00%	08/01/26	(b)	750,000	844,110
GO Bonds Series C	5.00%	08/01/27	(b)	520,000	579,374
GO Bonds Series C	5.00%	08/01/28	(b)	400,000	441,204
Glendale Successor Redevelopment Agency
Sub Tax Allocation Refunding Bonds Series 2013	4.00%	12/01/19		1,000,000	1,096,990
Sub Tax Allocation Refunding Bonds Series 2013	5.00%	12/01/20		2,155,000	2,468,876
Sub Tax Allocation Refunding Bonds Series 2013	5.00%	12/01/21		1,250,000	1,419,812
Tax Allocation Bonds Series 2002	5.25%	12/01/19	(b)	3,275,000	3,291,375
Golden West Schools Financing Auth
GO RB (Rowland USD) Series 2005	5.25%	09/01/24		1,675,000	1,964,993
Grossmont UHSD
GO Refunding Bonds Series 2012	4.00%	08/01/20		2,420,000	2,726,711
Healdsburg Redevelopment Agency
Tax Allocation Bonds (Sotoyome) Series 2010	5.00%	08/01/25	(b)	575,000	610,707
Tax Allocation Bonds (Sotoyome) Series 2010	5.25%	08/01/30	(b)	1,000,000	1,034,530
Imperial Irrigation District
Electric System Refunding RB Series 2011C	5.00%	11/01/14		200,000	208,444
Electric System Refunding RB Series 2011C	5.00%	11/01/15		365,000	396,156
Electric System Refunding RB Series 2011C	5.00%	11/01/17		400,000	459,348
Electric System Refunding RB Series 2011C	5.00%	11/01/18		425,000	494,475
Electric System Refunding RB Series 2011D	5.00%	11/01/19		720,000	841,104
Electric System Refunding RB Series 2011D	5.00%	11/01/20		750,000	863,647
Inglewood USD
GO Bonds Series A	5.00%	08/01/14		1,665,000	1,710,355
GO Bonds Series A	5.00%	08/01/15		1,880,000	2,000,452
GO Bonds Series A	5.00%	08/01/16		150,000	163,793
GO Bonds Series A	5.00%	08/01/17		205,000	227,888
GO Bonds Series A	5.00%	08/01/18		190,000	212,711
GO Bonds Series A	6.25%	08/01/37	(b)	3,000,000	3,267,450
Kern Cnty
Refunding COP 2011 Series A	5.00%	11/01/17		1,460,000	1,637,886
Refunding COP 2011 Series A	5.00%	11/01/18		1,235,000	1,403,034
Lee Lake Public Financing Auth
Sr Lien Special Tax Refunding RB Series 2013A	3.00%	09/01/14		1,165,000	1,183,652
Lodi Public Financing Auth
Wastewater Refunding RB Series 2012A	4.00%	10/01/16		300,000	323,085
Wastewater Refunding RB Series 2012A	4.00%	10/01/18		250,000	272,523
Wastewater Refunding RB Series 2012A	4.00%	10/01/19		750,000	813,150
Wastewater Refunding RB Series 2012A	4.00%	10/01/20		450,000	482,166
Wastewater Refunding RB Series 2012A	4.00%	10/01/21		725,000	766,905
Los Angeles
Judgment Obligation Bonds Series 2010A	5.00%	06/01/20		5,540,000	6,347,289
Wastewater System Sub Refunding RB Series 2012A	4.00%	06/01/16		525,000	571,814
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/18		150,000	169,154
Wastewater System Sub Refunding RB Series 2012B	5.00%	06/01/20		500,000	594,240
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/22		490,000	544,336
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/24	(b)	745,000	799,906
Wastewater System Sub Refunding RB Series 2012C	5.00%	06/01/21		225,000	267,440
Los Angeles CCD
GO Bonds Series 2009A	6.00%	08/01/33	(b)	1,545,000	1,755,213
Los Angeles Dept of Airports
Airport Sub RB Series 2010B	5.00%	05/15/21	(b)	30,000	34,594
Los Angeles Dept of Water & Power
Power System RB Series 2011A	4.00%	07/01/16		515,000	561,891
Power System RB Series 2011A	5.00%	07/01/18		3,380,000	3,981,437
Power System RB Series 2012A	5.00%	07/01/29	(b)	1,225,000	1,329,811
Power System RB Series 2012C	5.00%	01/01/16	(b)	770,000	837,290
Los Angeles Harbor Dept
Refunding RB Series 2011B	5.00%	08/01/24	(b)	1,000,000	1,132,970

4

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Los Angeles Municipal Improvement Corp
Lease RB Series 2007A	5.00%	08/01/14		175,000	180,215
Los Angeles USD
Refunding COP Series 2012A	5.00%	10/01/20		2,150,000	2,473,618
Refunding COP Series 2012A	5.00%	10/01/22		2,800,000	3,164,028
Los Gatos
COP 2010	5.00%	08/01/21	(b)	500,000	546,865
M-S-R Public Power Agency
Sub Lien RB Series 2008L	5.00%	07/01/16		330,000	366,505
Sub Lien RB Series 2008L	5.00%	07/01/17		855,000	975,127
Malibu
COP Series 2009A	4.00%	07/01/14		70,000	71,503
COP Series 2009A	4.00%	07/01/17		100,000	109,769
COP Series 2009A	4.00%	07/01/18		75,000	82,979
COP Series 2009A	5.00%	07/01/20	(b)	75,000	85,706
COP Series 2009A	5.00%	07/01/21	(b)	110,000	123,738
COP Series 2009A	5.00%	07/01/22	(b)	100,000	110,954
Midpeninsula Regional Open Space District
RB Series 2011	6.00%	09/01/41	(b)	3,000,000	3,297,360
Modesto Irrigation District
Electric System Refunding RB Series 2011A	5.00%	07/01/14		500,000	512,960
Electric System Refunding RB Series 2011A	5.00%	07/01/15		945,000	1,009,458
Electric System Refunding RB Series 2012A	5.00%	07/01/16		200,000	222,288
Electric System Refunding RB Series 2012A	5.00%	07/01/17		100,000	114,316
Electric System Refunding RB Series 2012A	5.00%	07/01/19		200,000	234,032
Moraga
COP 2013	4.00%	04/01/18		120,000	132,994
COP 2013	4.00%	04/01/25	(b)	395,000	413,146
COP 2013	5.00%	04/01/26	(b)	360,000	400,208
COP 2013	5.00%	04/01/27	(b)	430,000	470,175
Morgan Hill Successor Redevelopment Agency
Refunding RB Series 2013A	5.00%	03/01/22	(c)	1,235,000	1,414,112
Refunding RB Series 2013A	5.00%	09/01/22	(c)	1,655,000	1,900,933
Refunding RB Series 2013A	5.00%	03/01/23	(c)	1,330,000	1,509,909
Refunding RB Series 2013A	5.00%	09/01/23	(c)	2,755,000	3,144,805
Mountain View Shoreline Regional Park Community
RB Series 2011A	5.00%	08/01/19		420,000	467,561
RB Series 2011A	5.00%	08/01/20		200,000	220,040
RB Series 2011A	5.00%	08/01/21		550,000	604,978
RB Series 2011A	5.75%	08/01/40	(b)	700,000	719,117
Mt. Diablo Hospital District
Hospital RB Series 1993A	5.00%	12/01/13	(f)	935,000	935,000
North City West School Facilities Financing Auth CFD No. 1
Sub Special Tax RB Series 2012A	4.00%	09/01/19		555,000	605,150
Novato Successor Redevelopment Agency
Tax Allocation Bonds (Hamilton Field) Series 2011	6.75%	09/01/40	(b)	1,000,000	1,098,310
Oakland
GO Refunding Bonds Series 2012	5.00%	01/15/24	(b)	710,000	785,004
Oakland Redevelopment Successor Agency
Sub Tax Allocation Refunding Bonds (Central District Redevelopment) Series 2013	5.00%	09/01/15		2,000,000	2,142,080
Sub Tax Allocation Refunding Bonds (Central District Redevelopment) Series 2013	5.00%	09/01/19		3,000,000	3,409,020
Sub Tax Allocation Refunding Bonds (Central District Redevelopment) Series 2013	5.00%	09/01/20		2,000,000	2,255,420
Palo Alto
Limited Obligation Refunding Bonds Series 2012	5.00%	09/02/27	(b)	570,000	602,575
Limited Obligation Refunding Bonds Series 2012	5.00%	09/02/30	(b)	340,000	352,903
Pasadena Public Financing Auth
Lease RB Series 2010A	5.00%	03/01/25	(b)	200,000	218,766
Piedmont USD
GO Bonds Series 2006E	0.00%	08/01/36	(b)(e)	1,855,000	485,732
GO Bonds Series 2006E	0.00%	08/01/37	(b)(e)	1,150,000	280,543
Placentia-Yorba Linda USD
GO Refunding Bonds 2012	4.00%	08/01/16		950,000	1,031,890

 5

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Pomona
S/F Mortgage Refunding RB Series 1990B	7.50%	08/01/23	(f)	845,000	1,085,470
Riverside Cnty Palm Desert Financing Auth
Lease RB Series 2008A	5.50%	05/01/18		925,000	1,063,047
Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2013A	5.00%	06/01/18		800,000	937,904
Limited Sales Tax RB Series 2013A	5.25%	06/01/24	(b)	500,000	595,510
Roseville
Special Tax Refunding RB Series 2010	3.00%	09/01/14		2,200,000	2,222,264
Roseville City SD
GO Refunding Bonds Series 2011	4.00%	08/01/14		500,000	512,560
GO Refunding Bonds Series 2011	5.00%	08/01/25	(b)	780,000	865,714
Ross Valley Public Financing Auth
RB (Marin Cnty Sanitary District No. 1) Series 2013	5.00%	10/01/27	(b)	500,000	548,790
RB (Marin Cnty Sanitary District No. 1) Series 2013	5.00%	10/01/28	(b)	325,000	352,271
RB (Marin Cnty Sanitary District No. 1) Series 2013	5.00%	10/01/33	(b)	1,750,000	1,838,620
RB (Marin Cnty Sanitary District No. 1) Series 2013	5.00%	10/01/43	(b)	1,000,000	1,022,530
Ross Valley SD
GO Bonds Series A	5.00%	08/01/31	(b)	1,000,000	1,064,000
Sacramento City Financing Auth
Lease Refunding RB Series 2013A	4.00%	05/01/16		1,000,000	1,076,420
Lease Refunding RB Series 2013A	4.00%	05/01/18		4,000,000	4,425,000
Sacramento Municipal Utility District
Electric Refunding RB Series 2013C	5.00%	08/15/16		1,900,000	2,128,228
San Bernardino CCD
GO Bonds Series A	6.25%	08/01/23	(b)	1,275,000	1,574,969
San Diego CCD
GO Bonds Series 2011	5.00%	08/01/36	(b)	1,950,000	2,089,405
San Diego Cnty Regional Airport Auth
Airport Sr RB Series 2013A	5.00%	07/01/23		100,000	115,904
Airport Sr RB Series 2013A	5.00%	07/01/24	(b)	250,000	283,325
Airport Sr RB Series 2013A	5.00%	07/01/25	(b)	455,000	510,897
Airport Sr RB Series 2013A	5.00%	07/01/26	(b)	490,000	541,372
San Diego Convention Center Expansion Financing Auth
Lease Refunding RB Series 2012A	4.00%	04/15/17		575,000	622,961
Lease Refunding RB Series 2012A	4.00%	04/15/18		1,000,000	1,091,480
Lease Refunding RB Series 2012A	5.00%	04/15/19		1,000,000	1,141,450
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	5.00%	09/01/19		1,010,000	1,148,865
Lease Refunding RB Series 2010A	4.25%	03/01/20		950,000	1,029,486
Lease Refunding RB Series 2010A	5.00%	09/01/20		745,000	846,007
San Diego Regional Building Auth
Lease RB Series 2009A	4.00%	02/01/16		415,000	439,224
Lease RB Series 2009A	4.00%	02/01/17		840,000	903,722
San Diego Unified Port District
Refunding RB Series 2013A	5.00%	09/01/22		300,000	346,071
Refunding RB Series 2013A	5.00%	09/01/23		250,000	285,373
Refunding RB Series 2013A	5.00%	09/01/24	(b)	500,000	562,750
Refunding RB Series 2013A	5.00%	09/01/25	(b)	1,500,000	1,662,075
San Diego USD
GO Refunding Bonds Series 2005C2	5.50%	07/01/21		2,520,000	3,042,572
San Francisco
COP Series 2009A	5.00%	04/01/15		550,000	583,627
COP Series 2009A	5.00%	04/01/21	(b)	3,375,000	3,812,872
San Francisco Airport Commission
Second Series RB Series 2009E	5.25%	05/01/24	(b)	300,000	336,003
Second Series Refunding RB Series 2011B	5.50%	05/01/21		750,000	900,157
Second Series Refunding RB Series 2012A	5.00%	05/01/26	(b)	550,000	605,418
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2007B	5.00%	08/01/35	(b)	2,565,000	2,709,461
San Francisco CCD
GO Bonds Series 2004B	4.38%	06/15/23	(b)	2,700,000	2,733,021
GO Bonds Series 2007B	5.00%	06/15/28	(b)	3,500,000	3,546,900
San Francisco Public Utilities Commission
Water RB Series 2010F	4.00%	11/01/19		2,535,000	2,855,323
Water RB Series 2011A	5.00%	11/01/20		2,360,000	2,787,939

6

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
San Francisco Redevelopment Financing Auth
Tax Allocation RB Series 2011B	6.63%	08/01/41	(b)	1,060,000	1,180,692
Tax Allocation Refunding RB Series 2007B	5.00%	08/01/15		1,000,000	1,048,170
San Jose
Airport RB Series 2011A2	5.00%	03/01/19		210,000	242,327
Airport RB Series 2011A2	5.00%	03/01/21		110,000	125,836
San Juan USD
GO Refunding Bonds Series 2012B	5.00%	08/01/28	(b)	2,395,000	2,627,483
San Lorenzo Valley USD
GO Bonds Series 2008A	0.00%	08/01/28	(e)	250,000	123,665
GO Bonds Series 2008A	0.00%	08/01/30	(e)	150,000	64,827
San Mateo Cnty Jt Powers Financing Auth
Lease Refunding RB Series 1993A	6.00%	07/01/19		1,900,000	2,282,356
Lease Refunding RB Series 2008A	4.00%	07/15/17		125,000	137,434
Lease Refunding RB Series 2008A	5.00%	07/15/20	(b)	165,000	184,315
San Mateo-Foster City SD
GO Refunding Bonds Series 2012	4.00%	09/01/17		1,840,000	2,045,068
GO Refunding Bonds Series 2012	4.00%	09/01/19		1,960,000	2,187,360
Santa Clara Cnty Financing Auth
RB (El Camino Hospital) Series 2007A	5.00%	02/01/17		230,000	252,345
RB (El Camino Hospital) Series 2007B	5.00%	02/01/17		115,000	126,172
RB (El Camino Hospital) Series 2007C	5.00%	02/01/17		300,000	329,145
Santa Cruz Cnty Successor Redevelopment Agency
Tax Allocation Bonds Series 2003	5.00%	09/01/23	(b)	2,000,000	2,006,280
Tax Allocation Bonds Series 2009A	7.00%	09/01/36	(b)	900,000	1,019,943
Santa Maria-Bonita SD
COP Series 2013	2.00%	06/01/16		200,000	204,512
Santa Monica Public Financing Auth
Lease RB Series 2011A	5.00%	06/01/30	(b)	2,320,000	2,448,922
Santa Monica Successor Redevelopment Agency
Tax Allocation Bonds Series 2011	5.88%	07/01/36	(b)	1,025,000	1,131,180
Santa Monica-Malibu USD
GO Bonds Series B	5.00%	08/01/17		115,000	133,010
GO Bonds Series B	5.00%	08/01/19		75,000	89,188
Sonoma-Marina Area Rail Transit District
Sales Tax RB Series 2011A	5.00%	03/01/18		500,000	577,890
Sales Tax RB Series 2011A	5.00%	03/01/20		500,000	585,990
South Orange Cnty Public Financing Auth
Facility Lease Refunding RB Series 2012	2.00%	06/01/14		600,000	605,304
Facility Lease Refunding RB Series 2012	4.00%	06/01/16		1,400,000	1,506,694
Southern California Metropolitan Water District
Water Refunding RB Series 1993A	5.75%	07/01/21		5,195,000	6,115,970
Tamalpais UHSD
GO Refunding Bonds Series 2011	5.00%	08/01/27	(b)	950,000	1,069,415
Tuolumne Wind Project Auth
RB Series 2009A	5.00%	01/01/22	(b)	275,000	305,355
Tustin USD
GO Bonds 2008 Election Series B	6.00%	08/01/36	(b)	950,000	1,071,543
Univ of California
General RB Series 2009Q	5.25%	05/15/26	(b)	3,980,000	4,441,680
General RB Series 2011AB	3.00%	05/15/18		615,000	670,897
Medical Center Pooled RB Series 2013J	3.00%	05/15/16		100,000	105,771
Medical Center Pooled RB Series 2013J	4.00%	05/15/17		100,000	110,427
Medical Center Pooled RB Series 2013J	5.00%	05/15/18		100,000	115,703
Medical Center Pooled RB Series 2013J	5.00%	05/15/19		100,000	116,702
Medical Center Pooled RB Series 2013J	4.00%	05/15/20		250,000	276,593
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/19		915,000	1,052,113
COP (San Antonio Community Hospital) Series 2011	5.75%	01/01/21		1,890,000	2,176,146
COP (San Antonio Community Hospital) Series 2011	6.50%	01/01/41	(b)	1,385,000	1,520,425
Washington Township Health Care District
RB Series 2009A	5.00%	07/01/14		300,000	306,825
RB Series 2009A	5.00%	07/01/15		300,000	317,391
RB Series 2009A	5.00%	07/01/16	(d)	75,000	81,467
RB Series 2009A	5.13%	07/01/17		200,000	221,166
RB Series 2009A	5.25%	07/01/18		250,000	281,848

 7

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
RB Series 2009A	5.50%	07/01/19		300,000	342,699
West Kern Water District
Revenue COP Series 2011	4.00%	06/01/18		70,000	74,711
Revenue COP Series 2011	5.00%	06/01/20		500,000	546,250
Revenue COP Series 2011	5.00%	06/01/28	(b)	550,000	567,325
Westlands Water District
Refunding RB Series 2012A	3.00%	09/01/14		575,000	586,189
Refunding RB Series 2012A	4.00%	09/01/18		175,000	194,355
Refunding RB Series 2012A	4.00%	09/01/19		220,000	244,633
Whittier
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/15		700,000	740,712
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/16		2,100,000	2,292,066
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/17		2,050,000	2,282,080
Woodland Finance Auth
Water RB Series 2011	3.85%	03/01/18		145,000	153,548
Water RB Series 2011	4.15%	03/01/19		130,000	138,692
Water RB Series 2011	4.65%	03/01/21		115,000	123,771

Total Fixed-Rate Obligations
(Cost $348,403,091)					360,268,245

Variable-Rate Obligations 9.7% of net assets

CALIFORNIA 9.7%
Bay Area Toll Auth
Toll Bridge RB Series 2007A1	0.75%	04/01/47	(b)	1,000,000	1,000,000
California
GO Bonds Series 2004B1 (LOC: Citibank, NA)	0.03%	05/01/34	(a)(b)	500,000	500,000
GO Bonds Series 2004B2 (LOC: Citibank, NA)	0.04%	05/01/34	(a)(b)	7,050,000	7,050,000
GO Bonds Series 2004B3	0.04%	05/01/34	(a)(b)	1,000,000	1,000,000
GO Bonds Series 2013C	0.60%	12/01/28	(b)	2,400,000	2,401,200
GO Refunding Bonds 2012B	0.95%	05/01/18	(b)	1,000,000	1,007,190
GO Refunding Bonds 2012B	1.20%	05/01/20	(b)	1,000,000	1,011,490
California Educational Facilities Auth
Refunding RB (Loyola Marymount Univ) Series 2010B	0.85%	10/01/15	(b)(d)	3,970,000	3,981,116
California Health Facilities Financing Auth
RB (St. Joseph Health) Series 2011B (LOC: US Bank, NA)	0.05%	07/01/41	(a)(b)	3,000,000	3,000,000
California Infrastructure & Economic Development Bank
Refunding RB (PG&E) Series 2009B	0.05%	11/01/26	(a)(b)	5,500,000	5,500,000
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2012B	1.00%	04/01/52	(b)	2,100,000	2,107,014
East Bay Municipal Utility District
Wastewater System Refunding RB Series 2011A	0.37%	06/01/38	(b)	2,015,000	2,015,061
Los Angeles Dept of Water & Power
Power System RB Series 2001B3 (LIQ: Wells Fargo Bank, NA)	0.04%	07/01/34	(a)(b)	3,900,000	3,900,000
Southern California Metropolitan Water District
Water Refunding RB Series 2011A4	0.20%	07/01/36	(b)	2,000,000	1,997,840
Water Refunding RB Series 2012B1	0.40%	07/01/27	(b)	2,000,000	1,996,760

Total Variable-Rate Obligations
(Cost $38,435,000)					38,467,671

End of Investments.

At 11/30/13, the tax basis cost of the fund’s investments was $386,837,654 and the unrealized appreciation and depreciation were $13,106,929 and ($1,208,667), respectively, with a net unrealized appreciation of $11,898,262.

(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Delayed-delivery security.
(d)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(e)	Zero coupon bond.
(f)	Refunded bond.

8

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

BAN —	Bond anticipation note
CCD —	Community college district
CFD —	Community facilities district
COP —	Certificate of participation
GO —	General obligation
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
S/F —	Single-family
UHSD —	Union high school district
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

 9

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Fixed-Rate Obligations[1]	$—	$360,268,245	$—	$360,268,245
Variable-Rate Obligations[1]	—	38,467,671	—	38,467,671

Total	$—	$398,735,916	$—	$398,735,916

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2013.

REG406024NOV13

10

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant ) Schwab Investments

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	January 14, 2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	January 14, 2014

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date:	January 14, 2014